UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2022
Vanguard Institutional Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	24

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$800.30	$0.16
Institutional Plus Shares	1,000.00	800.30	0.09
Based on Hypothetical 5% Yearly Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,024.62	$0.18
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Institutional Index Fund
Fund Allocation
As of June 30, 2022
Communication Services	8.9%
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	4.4
Financials	10.8
Health Care	15.2
Industrials	7.8
Information Technology	26.8
Materials	2.6
Real Estate	2.9
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	2,223,564	4,845,724
*	Alphabet Inc. Class C	2,040,160	4,462,748
*	Meta Platforms Inc. Class A	16,961,615	2,735,060
	Verizon Communications Inc.	31,058,556	1,576,222
	Comcast Corp. Class A	33,064,214	1,297,440
*	Walt Disney Co.	13,471,554	1,271,715
	AT&T Inc.	52,945,140	1,109,730
*	T-Mobile US Inc.	4,357,339	586,236
*	Netflix Inc.	3,285,847	574,596
	Activision Blizzard Inc.	5,782,222	450,204
*	Charter Communications Inc. Class A	856,625	401,355
	Electronic Arts Inc.	2,079,714	252,997
*	Warner Bros Discovery Inc.	16,334,802	219,213
*	Twitter Inc.	5,641,323	210,929
*	Match Group Inc.	2,110,065	147,050
*	Take-Two Interactive Software Inc.	1,168,476	143,173
	Paramount Global Inc. Class B	4,503,168	111,138
	Omnicom Group Inc.	1,521,925	96,810
*	Live Nation Entertainment Inc.	1,012,487	83,611
	Interpublic Group of Cos. Inc.	2,908,226	80,063
	Lumen Technologies Inc.	6,873,027	74,985
	Fox Corp. Class A	2,274,014	73,132
	News Corp. Class A	3,738,936	58,253
*	DISH Network Corp. Class A	1,849,726	33,166
	Fox Corp. Class B	1,106,095	32,851
			20,928,401
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	64,709,831	6,872,831
*	Tesla Inc.	6,206,049	4,179,277
	Home Depot Inc.	7,642,122	2,096,005
	McDonald's Corp.	5,469,248	1,350,248
	NIKE Inc. Class B	9,383,306	958,974
	Lowe's Cos. Inc.	4,889,248	854,005
	Starbucks Corp.	8,481,931	647,935
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	300,472	525,522
	TJX Cos. Inc.	8,685,535	485,087
	Target Corp.	3,419,811	482,980
	Dollar General Corp.	1,691,891	415,258
*	General Motors Co.	10,783,518	342,484
	Ford Motor Co.	29,205,413	325,056
*	AutoZone Inc.	146,756	315,396
*	O'Reilly Automotive Inc.	486,050	307,067
	Marriott International Inc. Class A	2,033,313	276,551
*	Chipotle Mexican Grill Inc. Class A	206,768	270,299
*	Dollar Tree Inc.	1,664,722	259,447
	Yum! Brands Inc.	2,108,983	239,391
	Hilton Worldwide Holdings Inc.	2,058,485	229,398
	Ross Stores Inc.	2,597,559	182,427
*	Aptiv plc	2,003,868	178,484
	eBay Inc.	4,139,960	172,512
	Tractor Supply Co.	827,312	160,374
	DR Horton Inc.	2,368,406	156,765
*	Ulta Beauty Inc.	386,012	148,800
	Genuine Parts Co.	1,046,627	139,201
	Lennar Corp. Class A	1,876,326	132,412
	Garmin Ltd.	1,129,045	110,929
*	CarMax Inc.	1,187,237	107,421
*	Expedia Group Inc.	1,121,011	106,305
	VF Corp.	2,385,955	105,388
	Darden Restaurants Inc.	922,453	104,348
	Pool Corp.	296,824	104,253
	Domino's Pizza Inc.	266,653	103,917
	Best Buy Co. Inc.	1,498,221	97,669
	LKQ Corp.	1,925,949	94,545
*	NVR Inc.	22,870	91,575
*	Las Vegas Sands Corp.	2,547,009	85,554
	Hasbro Inc.	968,980	79,340
	Advance Auto Parts Inc.	451,665	78,179
	MGM Resorts International	2,611,524	75,604
	PulteGroup Inc.	1,755,883	69,586
*	Etsy Inc.	939,051	68,748
	Whirlpool Corp.	415,112	64,288
*	Caesars Entertainment Inc.	1,582,368	60,605
	BorgWarner Inc. (XNYS)	1,767,664	58,987
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	1,662,298	58,031
	Tapestry Inc.	1,857,885	56,703
*	Carnival Corp.	5,990,105	51,814
	Newell Brands Inc.	2,714,956	51,693
	Bath & Body Works Inc.	1,769,600	47,638
*	Mohawk Industries Inc.	379,499	47,092
*	Wynn Resorts Ltd.	780,260	44,459
*	Penn National Gaming Inc.	1,211,889	36,866
*,1	Norwegian Cruise Line Holdings Ltd.	3,101,955	34,494
	Ralph Lauren Corp. Class A	343,106	30,759
	PVH Corp.	500,777	28,494
	Lennar Corp. Class B	46,938	2,756
			24,862,226
Consumer Staples (7.0%)
	Procter & Gamble Co.	17,743,931	2,551,400
	Coca-Cola Co.	28,852,851	1,815,133
	PepsiCo Inc.	10,225,333	1,704,154
	Costco Wholesale Corp.	3,277,854	1,571,010
	Walmart Inc.	10,382,357	1,262,287
	Philip Morris International Inc.	11,463,736	1,131,929
	Mondelez International Inc. Class A	10,234,646	635,469
	Altria Group Inc.	13,389,951	559,298
	Colgate-Palmolive Co.	6,197,856	496,696
	Estee Lauder Cos. Inc. Class A	1,714,351	436,594
	Kimberly-Clark Corp.	2,492,219	336,823
	General Mills Inc.	4,453,534	336,019
	Archer-Daniels-Midland Co.	4,161,421	322,926
	Sysco Corp.	3,767,865	319,176
	Constellation Brands Inc. Class A	1,203,683	280,530
*	Monster Beverage Corp.	2,781,297	257,826
	Hershey Co.	1,079,689	232,306
	Kroger Co.	4,851,634	229,628
	Walgreens Boots Alliance Inc.	5,302,069	200,949
	Kraft Heinz Co.	5,250,235	200,244
	Keurig Dr Pepper Inc.	5,455,321	193,064
	Tyson Foods Inc. Class A	2,156,133	185,557
	Church & Dwight Co. Inc.	1,794,374	166,267
	McCormick & Co. Inc.	1,849,721	153,989
	Kellogg Co.	1,872,129	133,558
	Conagra Brands Inc.	3,551,930	121,618
	J M Smucker Co.	802,124	102,680
	Hormel Foods Corp.	2,095,887	99,261
	Brown-Forman Corp. Class B	1,352,342	94,880
	Clorox Co.	659,655	92,998
	Lamb Weston Holdings Inc.	1,069,146	76,401
	Molson Coors Beverage Co. Class B	1,393,043	75,935
		Shares	Market Value• ($000)
	Campbell Soup Co.	1,496,855	71,924
			16,448,529
Energy (4.3%)
	Exxon Mobil Corp.	31,153,418	2,667,979
	Chevron Corp.	14,530,443	2,103,718
	ConocoPhillips	9,565,379	859,067
	EOG Resources Inc.	4,331,491	478,370
	Occidental Petroleum Corp.	6,584,308	387,684
	Schlumberger NV	10,452,707	373,789
	Pioneer Natural Resources Co.	1,664,184	371,246
	Marathon Petroleum Corp.	4,000,858	328,911
	Valero Energy Corp.	3,018,042	320,757
	Phillips 66	3,557,971	291,718
	Williams Cos. Inc.	9,007,777	281,133
	Devon Energy Corp.	4,539,439	250,168
	Kinder Morgan Inc.	14,422,139	241,715
	Hess Corp.	2,048,705	217,040
	Halliburton Co.	6,669,768	209,164
	Baker Hughes Co. Class A	6,916,973	199,693
	ONEOK Inc.	3,303,242	183,330
	Coterra Energy Inc.	5,957,212	153,636
	Diamondback Energy Inc.	1,233,243	149,407
	Marathon Oil Corp.	5,238,408	117,759
	APA Corp.	2,501,211	87,292
			10,273,576
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	13,379,450	3,652,857
	JPMorgan Chase & Co.	21,720,525	2,445,948
	Bank of America Corp.	52,433,310	1,632,249
	Wells Fargo & Co.	28,030,873	1,097,969
	S&P Global Inc.	2,566,960	865,220
	Morgan Stanley	10,349,212	787,161
	Goldman Sachs Group Inc.	2,464,956	732,141
	Charles Schwab Corp.	11,153,362	704,669
	Citigroup Inc.	14,361,326	660,477
	BlackRock Inc.	1,053,254	641,474
	American Express Co.	4,510,998	625,315
	Chubb Ltd.	3,133,555	615,994
	Marsh & McLennan Cos. Inc.	3,712,004	576,289
	CME Group Inc.	2,657,951	544,083
	Progressive Corp.	4,325,411	502,916
	PNC Financial Services Group Inc.	3,058,617	482,558
	Truist Financial Corp.	9,846,619	467,025
	US Bancorp	9,998,598	460,135
	Aon plc Class A (XNYS)	1,570,660	423,576
	Intercontinental Exchange Inc.	4,128,545	388,248
	Moody's Corp.	1,187,154	322,870
	MetLife Inc.	5,112,563	321,018
	Capital One Financial Corp.	2,906,725	302,852
	Travelers Cos. Inc.	1,774,659	300,148
	American International Group Inc.	5,858,964	299,569
	Prudential Financial Inc.	2,773,817	265,399

5

Institutional Index Fund
		Shares	Market Value• ($000)
	Allstate Corp.	2,033,689	257,729
	Arthur J Gallagher & Co.	1,553,748	253,323
	MSCI Inc. Class A	599,967	247,276
	Aflac Inc.	4,383,215	242,523
	Bank of New York Mellon Corp.	5,496,143	229,244
	M&T Bank Corp.	1,326,825	211,483
	Discover Financial Services	2,077,803	196,519
	Ameriprise Financial Inc.	812,841	193,196
	First Republic Bank	1,327,338	191,402
	T Rowe Price Group Inc.	1,681,065	190,986
*	SVB Financial Group	435,284	171,933
	Fifth Third Bancorp	5,072,820	170,447
	Willis Towers Watson plc	824,294	162,707
	Hartford Financial Services Group Inc.	2,431,115	159,068
	Northern Trust Corp.	1,540,003	148,579
	Cincinnati Financial Corp.	1,102,670	131,196
	Nasdaq Inc.	853,288	130,161
	Citizens Financial Group Inc.	3,631,140	129,595
	Regions Financial Corp.	6,902,758	129,427
	Raymond James Financial Inc.	1,437,235	128,503
	Huntington Bancshares Inc.	10,653,664	128,164
	State Street Corp.	2,008,825	123,844
	KeyCorp.	6,901,892	118,920
	Principal Financial Group Inc.	1,738,463	116,112
	FactSet Research Systems Inc.	280,310	107,799
	W R Berkley Corp.	1,550,104	105,810
	Synchrony Financial	3,710,736	102,491
	Brown & Brown Inc.	1,730,285	100,945
	Cboe Global Markets Inc.	784,170	88,760
	Loews Corp.	1,439,748	85,319
	Signature Bank	465,232	83,374
	Everest Re Group Ltd.	291,660	81,746
	MarketAxess Holdings Inc.	278,542	71,310
	Comerica Inc.	968,216	71,048
	Assurant Inc.	399,384	69,034
	Globe Life Inc.	669,898	65,295
	Zions Bancorp NA	1,116,732	56,842
	Lincoln National Corp.	1,192,998	55,796
	Franklin Resources Inc.	2,076,680	48,407
	Invesco Ltd.	2,497,227	40,280
			25,514,753
Health Care (15.1%)
	UnitedHealth Group Inc.	6,938,031	3,563,581
	Johnson & Johnson	19,459,870	3,454,322
	Pfizer Inc.	41,494,269	2,175,545
	AbbVie Inc.	13,068,340	2,001,547
	Eli Lilly & Co.	5,832,202	1,890,975
	Merck & Co. Inc.	18,701,119	1,704,981
	Thermo Fisher Scientific Inc.	2,895,014	1,572,803
		Shares	Market Value• ($000)
	Abbott Laboratories	12,949,007	1,406,910
	Danaher Corp.	4,785,498	1,213,219
	Bristol-Myers Squibb Co.	15,744,652	1,212,338
	Amgen Inc.	3,950,544	961,167
	CVS Health Corp.	9,697,350	898,556
	Medtronic plc	9,921,285	890,435
	Elevance Health Inc.	1,782,810	860,348
	Cigna Corp.	2,346,231	618,279
	Zoetis Inc.	3,480,341	598,236
	Gilead Sciences Inc.	9,275,736	573,333
*	Vertex Pharmaceuticals Inc.	1,891,412	532,981
*	Intuitive Surgical Inc.	2,654,769	532,839
	Becton Dickinson and Co.	2,108,194	519,733
	Stryker Corp.	2,489,070	495,151
*	Regeneron Pharmaceuticals Inc.	798,862	472,231
	Humana Inc.	935,418	437,841
*	Edwards Lifesciences Corp.	4,598,334	437,256
*	Boston Scientific Corp.	10,572,669	394,043
*	Centene Corp.	4,325,390	365,971
*	Moderna Inc.	2,559,243	365,588
	McKesson Corp.	1,075,017	350,681
*	IQVIA Holdings Inc.	1,399,917	303,768
	HCA Healthcare Inc.	1,682,530	282,766
	Agilent Technologies Inc.	2,219,659	263,629
	Baxter International Inc.	3,723,852	239,183
	ResMed Inc.	1,081,917	226,802
*	Biogen Inc.	1,082,960	220,859
*	IDEXX Laboratories Inc.	621,363	217,931
*	DexCom Inc.	2,902,921	216,355
*	Illumina Inc.	1,161,862	214,201
*	Mettler-Toledo International Inc.	167,677	192,622
	West Pharmaceutical Services Inc.	547,906	165,670
	Zimmer Biomet Holdings Inc.	1,549,306	162,770
	Laboratory Corp. of America Holdings	685,224	160,589
	AmerisourceBergen Corp. Class A	1,115,247	157,785
	STERIS plc	740,460	152,646
*	Waters Corp.	445,148	147,335
*	Catalent Inc.	1,326,785	142,351
[1]	PerkinElmer Inc.	932,031	132,553
*	Align Technology Inc.	541,557	128,170
*	Hologic Inc.	1,844,413	127,818
*	Molina Healthcare Inc.	434,429	121,471
	Quest Diagnostics Inc.	868,609	115,508
	Cooper Cos. Inc.	364,987	114,285
*	Incyte Corp.	1,394,367	105,930
	Cardinal Health Inc.	2,014,551	105,301
	Bio-Techne Corp.	290,353	100,648
	Viatris Inc.	8,965,234	93,866
	Teleflex Inc.	347,345	85,395
*	ABIOMED Inc.	336,392	83,260

6

Institutional Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	375,494	80,344
*	Bio-Rad Laboratories Inc. Class A	160,385	79,391
*	Henry Schein Inc.	1,022,112	78,437
	Organon & Co.	1,880,114	63,454
	DENTSPLY SIRONA Inc.	1,590,001	56,811
	Universal Health Services Inc. Class B	495,271	49,879
*	DaVita Inc.	449,205	35,918
			35,726,591
Industrials (7.8%)
	Raytheon Technologies Corp.	10,998,975	1,057,112
	United Parcel Service Inc. Class B	5,431,323	991,434
	Union Pacific Corp.	4,644,491	990,577
	Honeywell International Inc.	5,034,522	875,050
	Lockheed Martin Corp.	1,751,499	753,075
	Caterpillar Inc.	3,944,484	705,116
	Deere & Co.	2,064,574	618,278
*	Boeing Co.	4,112,929	562,320
	3M Co.	4,208,948	544,680
	General Electric Co.	8,140,241	518,289
	Northrop Grumman Corp.	1,080,582	517,134
	CSX Corp.	16,079,981	467,284
	Waste Management Inc.	2,825,015	432,171
	Norfolk Southern Corp.	1,762,622	400,626
	FedEx Corp.	1,763,387	399,777
	Illinois Tool Works Inc.	2,096,056	382,006
	General Dynamics Corp.	1,704,605	377,144
	Eaton Corp. plc	2,950,667	371,755
	Emerson Electric Co.	4,392,776	349,401
	L3Harris Technologies Inc.	1,426,458	344,775
	Johnson Controls International plc	5,146,189	246,400
	Cintas Corp.	643,270	240,281
	Parker-Hannifin Corp.	949,477	233,619
	Trane Technologies plc	1,730,106	224,689
	Carrier Global Corp.	6,274,709	223,756
	Otis Worldwide Corp.	3,126,844	220,974
	Fastenal Co.	4,257,701	212,544
	PACCAR Inc.	2,571,248	211,717
*	TransDigm Group Inc.	383,518	205,823
	Verisk Analytics Inc. Class A	1,167,922	202,156
	Cummins Inc.	1,043,573	201,963
	Republic Services Inc. Class A	1,541,927	201,792
	AMETEK Inc.	1,707,648	187,653
	Old Dominion Freight Line Inc.	678,904	173,990
*	Copart Inc.	1,580,242	171,709
	Rockwell Automation Inc.	859,643	171,335
	Equifax Inc.	904,307	165,289
*	Southwest Airlines Co.	4,381,630	158,264
		Shares	Market Value• ($000)
	WW Grainger Inc.	317,128	144,113
	Fortive Corp.	2,648,697	144,036
*	Delta Air Lines Inc.	4,742,661	137,395
	Quanta Services Inc.	1,063,879	133,347
	Dover Corp.	1,067,255	129,479
*	United Rentals Inc.	530,123	128,772
	Ingersoll Rand Inc.	3,001,521	126,304
	Expeditors International of Washington Inc.	1,241,750	121,021
	Jacobs Engineering Group Inc.	950,793	120,874
	Stanley Black & Decker Inc.	1,117,358	117,166
	Westinghouse Air Brake Technologies Corp.	1,351,660	110,944
	Xylem Inc.	1,330,948	104,054
	IDEX Corp.	562,566	102,179
	Leidos Holdings Inc.	1,010,783	101,796
*	Generac Holdings Inc.	472,078	99,410
	JB Hunt Transport Services Inc.	619,797	97,599
	Textron Inc.	1,591,001	97,162
	CH Robinson Worldwide Inc.	941,139	95,403
	Masco Corp.	1,744,850	88,289
	Howmet Aerospace Inc.	2,779,994	87,431
*	United Airlines Holdings Inc.	2,413,643	85,491
	Nordson Corp.	397,725	80,515
	Snap-on Inc.	394,135	77,656
	Huntington Ingalls Industries Inc.	296,144	64,506
	Allegion plc	648,592	63,497
	Nielsen Holdings plc	2,657,098	61,698
	Robert Half International Inc.	815,909	61,103
*	American Airlines Group Inc.	4,802,644	60,898
	Rollins Inc.	1,679,407	58,645
	Fortune Brands Home & Security Inc.	965,615	57,821
	Pentair plc	1,222,864	55,971
	A O Smith Corp.	959,543	52,468
*	Alaska Air Group Inc.	933,397	37,383
			18,416,384
Information Technology (26.7%)
	Apple Inc.	113,711,109	15,546,583
	Microsoft Corp.	55,310,329	14,205,352
	NVIDIA Corp.	18,518,120	2,807,162
	Visa Inc. Class A	12,170,649	2,396,279
	Mastercard Inc. Class A	6,350,998	2,003,613
	Broadcom Inc.	3,019,349	1,466,830
	Cisco Systems Inc.	30,721,713	1,309,974
	Accenture plc Class A	4,684,125	1,300,547
*	Adobe Inc.	3,494,366	1,279,148
*	Salesforce Inc.	7,347,557	1,212,641
	Intel Corp.	30,239,181	1,131,248
	QUALCOMM Inc.	8,282,772	1,058,041
	Texas Instruments Inc.	6,819,307	1,047,786
	International Business Machines Corp.	6,651,495	939,125
*	Advanced Micro Devices Inc.	11,984,282	916,438

7

Institutional Index Fund
		Shares	Market Value• ($000)
	Oracle Corp.	11,641,756	813,409
	Intuit Inc.	2,091,500	806,148
*	ServiceNow Inc.	1,482,561	704,987
	Automatic Data Processing Inc.	3,089,236	648,863
*	PayPal Holdings Inc.	8,564,129	598,119
	Applied Materials Inc.	6,532,937	594,367
	Analog Devices Inc.	3,869,909	565,355
	Micron Technology Inc.	8,258,071	456,506
	Lam Research Corp.	1,025,849	437,166
	Fidelity National Information Services Inc.	4,516,881	414,062
*	Fiserv Inc.	4,302,142	382,762
	KLA Corp.	1,103,610	352,140
*	Synopsys Inc.	1,132,261	343,868
	Roper Technologies Inc.	783,260	309,114
*	Cadence Design Systems Inc.	2,039,398	305,971
	NXP Semiconductors NV	1,941,724	287,433
	Amphenol Corp. Class A	4,413,551	284,144
*	Fortinet Inc.	4,926,782	278,757
*	Autodesk Inc.	1,608,789	276,647
	Paychex Inc.	2,375,995	270,555
	TE Connectivity Ltd.	2,382,430	269,572
	Cognizant Technology Solutions Corp. Class A	3,854,001	260,107
	Motorola Solutions Inc.	1,237,246	259,327
	HP Inc.	7,789,979	255,355
	Microchip Technology Inc.	4,111,516	238,797
	Global Payments Inc.	2,082,071	230,360
*	Enphase Energy Inc.	998,545	194,956
*	Keysight Technologies Inc.	1,345,565	185,486
	Corning Inc.	5,621,442	177,132
*	ON Semiconductor Corp.	3,212,341	161,613
	CDW Corp.	999,239	157,440
*	Arista Networks Inc.	1,662,926	155,883
*	ANSYS Inc.	643,386	153,956
*	Gartner Inc.	595,164	143,928
*	Teledyne Technologies Inc.	346,777	130,079
	Hewlett Packard Enterprise Co.	9,604,011	127,349
*	EPAM Systems Inc.	423,036	124,703
	Monolithic Power Systems Inc.	324,500	124,621
	Broadridge Financial Solutions Inc.	867,589	123,675
*	FleetCor Technologies Inc.	572,433	120,274
*	VeriSign Inc.	705,389	118,033
*	Zebra Technologies Corp. Class A	388,415	114,175
*	SolarEdge Technologies Inc.	409,877	112,175
	Skyworks Solutions Inc.	1,190,924	110,327
*	Akamai Technologies Inc.	1,186,234	108,339
		Shares	Market Value• ($000)
*	Trimble Inc.	1,852,211	107,854
	NetApp Inc.	1,646,920	107,445
	Teradyne Inc.	1,184,667	106,087
	Seagate Technology Holdings plc	1,462,529	104,483
*	Western Digital Corp.	2,316,222	103,836
*	Tyler Technologies Inc.	306,723	101,979
*	Paycom Software Inc.	356,531	99,871
	Jack Henry & Associates Inc.	539,191	97,065
	NortonLifeLock Inc.	4,299,476	94,416
	Citrix Systems Inc.	923,373	89,724
*	PTC Inc.	778,906	82,829
*	Qorvo Inc.	802,636	75,705
*	F5 Inc.	446,386	68,315
	Juniper Networks Inc.	2,393,715	68,221
*	DXC Technology Co.	1,810,224	54,868
*	Ceridian HCM Holding Inc.	1,014,979	47,785
			63,319,285
Materials (2.6%)
	Linde plc	3,721,895	1,070,156
	Sherwin-Williams Co.	1,769,908	396,300
	Air Products and Chemicals Inc.	1,640,079	394,406
	Newmont Corp.	5,869,222	350,216
	Freeport-McMoRan Inc.	10,717,829	313,604
	Corteva Inc.	5,351,970	289,756
	Ecolab Inc.	1,837,912	282,597
	Dow Inc.	5,384,626	277,901
	International Flavors & Fragrances Inc.	1,884,665	224,501
	DuPont de Nemours Inc.	3,760,876	209,030
	Nucor Corp.	1,967,634	205,441
	PPG Industries Inc.	1,746,823	199,732
	Albemarle Corp.	866,095	180,997
	LyondellBasell Industries NV Class A	1,913,919	167,391
	Ball Corp.	2,364,268	162,591
	Vulcan Materials Co.	981,855	139,522
	Martin Marietta Materials Inc.	461,658	138,147
	Amcor plc	11,103,186	138,013
	CF Industries Holdings Inc.	1,544,452	132,406
	Mosaic Co.	2,679,934	126,573
	International Paper Co.	2,743,430	114,758
	FMC Corp.	930,803	99,605
	Avery Dennison Corp.	604,450	97,842
	Packaging Corp. of America	693,042	95,293
	Celanese Corp. Class A	801,333	94,245
	Eastman Chemical Co.	951,503	85,416
	Westrock Co.	1,883,943	75,056
	Sealed Air Corp.	1,079,164	62,289
			6,123,784
Real Estate (2.9%)
	American Tower Corp.	3,436,579	878,355
	Prologis Inc.	5,474,658	644,094
	Crown Castle International Corp.	3,202,442	539,227

8

Institutional Index Fund
		Shares	Market Value• ($000)
	Equinix Inc.	673,177	442,291
	Public Storage	1,129,416	353,135
	Realty Income Corp.	4,449,634	303,732
	Welltower Inc.	3,357,330	276,476
	Digital Realty Trust Inc.	2,105,371	273,340
	SBA Communications Corp. Class A	797,497	255,239
	Simon Property Group Inc.	2,428,433	230,507
	VICI Properties Inc.	7,122,794	212,188
	AvalonBay Communities Inc.	1,034,098	200,874
	Equity Residential	2,530,615	182,761
	Weyerhaeuser Co.	5,506,290	182,368
*	CBRE Group Inc. Class A	2,416,897	177,908
	Extra Space Storage Inc.	992,676	168,874
	Alexandria Real Estate Equities Inc.	1,097,617	159,187
	Duke Realty Corp.	2,841,504	156,141
	Ventas Inc.	2,953,679	151,908
	Mid-America Apartment Communities Inc.	852,843	148,966
	Essex Property Trust Inc.	483,310	126,390
	Camden Property Trust	787,679	105,927
	Iron Mountain Inc.	2,149,512	104,660
	Healthpeak Properties Inc.	3,993,216	103,464
	UDR Inc.	2,215,419	101,998
	Boston Properties Inc.	1,054,624	93,840
	Kimco Realty Corp.	4,571,579	90,380
	Host Hotels & Resorts Inc.	5,293,910	83,009
	Regency Centers Corp.	1,145,550	67,943
	Federal Realty Investment Trust	529,761	50,719
	Vornado Realty Trust	1,176,121	33,625
			6,899,526
Utilities (3.1%)
	NextEra Energy Inc.	14,528,305	1,125,363
	Duke Energy Corp.	5,694,001	610,454
	Southern Co.	7,858,005	560,354
	Dominion Energy Inc.	6,000,251	478,880
	American Electric Power Co. Inc.	3,798,191	364,398
	Sempra Energy (XNYS)	2,324,676	349,329
	Exelon Corp.	7,249,057	328,527
	Xcel Energy Inc.	4,028,290	285,042
	Consolidated Edison Inc.	2,620,388	249,199
		Shares	Market Value• ($000)
	WEC Energy Group Inc.	2,333,333	234,827
	Public Service Enterprise Group Inc.	3,692,926	233,688
	Eversource Energy	2,550,894	215,474
	American Water Works Co. Inc.	1,344,040	199,953
	DTE Energy Co.	1,432,933	181,624
	Edison International	2,818,782	178,260
	Ameren Corp.	1,909,485	172,541
	Entergy Corp.	1,503,772	169,385
	FirstEnergy Corp.	4,220,948	162,042
	PPL Corp.	5,438,200	147,538
	CMS Energy Corp.	2,143,868	144,711
	Constellation Energy Corp.	2,413,661	138,206
	CenterPoint Energy Inc.	4,651,085	137,579
	Atmos Energy Corp.	1,028,339	115,277
	Evergy Inc.	1,699,710	110,906
	Alliant Energy Corp.	1,856,569	108,814
	AES Corp.	4,938,586	103,760
	NiSource Inc.	3,000,445	88,483
	NRG Energy Inc.	1,753,151	66,918
	Pinnacle West Capital Corp.	836,123	61,137
			7,322,669
Total Common Stocks (Cost $95,934,657)			235,835,724
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $459,159)	4,593,114	459,173
Total Investments (99.8%) (Cost $96,393,816)			236,294,897
Other Assets and Liabilities—Net (0.2%)			530,227
Net Assets (100%)			236,825,124
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,440,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,925,000 was received for securities on loan.

9

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	4,120	780,637	(16,229)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/23	GSI	30,782	(0.820)	4,453	—
Goldman Sachs Group Inc.	8/31/23	BANA	22,277	(1.420)	122	—
State Street Corp.	8/31/23	BANA	43,155	(1.420)	341	—
					4,916	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $4,043,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $95,934,657)	235,835,724
Affiliated Issuers (Cost $459,159)	459,173
Total Investments in Securities	236,294,897
Investment in Vanguard	9,384
Cash	6,767
Cash Collateral Pledged—Futures Contracts	42,440
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,600
Receivables for Investment Securities Sold	625,250
Receivables for Accrued Income	187,865
Receivables for Capital Shares Issued	188,436
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,916
Total Assets	237,367,555
Liabilities
Payables for Investment Securities Purchased	10,355
Collateral for Securities on Loan	6,925
Payables for Capital Shares Redeemed	516,162
Payables to Vanguard	2,564
Variation Margin Payable—Futures Contracts	6,425
Total Liabilities	542,431
Net Assets	236,825,124
1 Includes $6,440 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	92,602,762
Total Distributable Earnings (Loss)	144,222,362
Net Assets	236,825,124

Institutional Shares—Net Assets
Applicable to 303,711,268 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,371,898
Net Asset Value Per Share—Institutional Shares	$320.61

Institutional Plus Shares—Net Assets
Applicable to 434,974,520 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	139,453,226
Net Asset Value Per Share—Institutional Plus Shares	$320.60

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	2,030,199
Interest[2]	1,607
Securities Lending—Net	60
Total Income	2,031,866
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,424
Management and Administrative—Institutional Shares	17,071
Management and Administrative—Institutional Plus Shares	11,688
Marketing and Distribution—Institutional Shares	1,580
Marketing and Distribution—Institutional Plus Shares	2,687
Custodian Fees	508
Shareholders’ Reports—Institutional Shares	156
Shareholders’ Reports—Institutional Plus Shares	281
Trustees’ Fees and Expenses	69
Other Expenses	10
Total Expenses	35,474
Net Investment Income	1,996,392
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,582,947
Futures Contracts	(212,649)
Swap Contracts	(33,819)
Realized Net Gain (Loss)	4,336,479
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(66,532,505)
Futures Contracts	(39,125)
Swap Contracts	4,541
Change in Unrealized Appreciation (Depreciation)	(66,567,089)
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,234,218)
1	Dividends are net of foreign withholding taxes of $503,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,607,000, ($131,000), and $16,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,192,668,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,996,392	3,874,070
Realized Net Gain (Loss)	4,336,479	16,602,502
Change in Unrealized Appreciation (Depreciation)	(66,567,089)	50,863,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,234,218)	71,340,473
Distributions
Institutional Shares	(1,430,382)	(6,220,924)
Institutional Plus Shares	(2,050,982)	(8,234,215)
Total Distributions	(3,481,364)	(14,455,139)
Capital Share Transactions
Institutional Shares	(4,628,958)	(15,740,353)
Institutional Plus Shares	313,925	2,524,999
Net Increase (Decrease) from Capital Share Transactions	(4,315,033)	(13,215,354)
Total Increase (Decrease)	(68,030,615)	43,669,980
Net Assets
Beginning of Period	304,855,739	261,185,759
End of Period	236,825,124	304,855,739

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$405.79	$331.47	$290.23	$227.55	$243.46	$203.83
Investment Operations
Net Investment Income[1]	2.655	5.048	5.261	5.203	5.059	4.379
Net Realized and Unrealized Gain (Loss) on Investments	(83.188)	88.637	46.122	65.746	(15.434)	39.687
Total from Investment Operations	(80.533)	93.685	51.383	70.949	(10.375)	44.066
Distributions
Dividends from Net Investment Income	(2.599)	(5.199)	(5.273)	(5.550)	(4.837)	(4.436)
Distributions from Realized Capital Gains	(2.048)	(14.166)	(4.870)	(2.719)	(.698)	—
Total Distributions	(4.647)	(19.365)	(10.143)	(8.269)	(5.535)	(4.436)
Net Asset Value, End of Period	$320.61	$405.79	$331.47	$290.23	$227.55	$243.46
Total Return	-19.97%	28.67%	18.39%	31.46%	-4.42%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,372	$128,441	$119,012	$116,814	$104,296	$140,591
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.035%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.35%	1.83%	1.98%	2.03%	1.96%
Portfolio Turnover Rate[2]	2%	3%	4%	4%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$405.80	$331.48	$290.25	$227.57	$243.48	$203.84
Investment Operations
Net Investment Income[1]	2.683	5.117	5.310	5.252	5.167	4.414
Net Realized and Unrealized Gain (Loss) on Investments	(83.210)	88.627	46.108	65.739	(15.503)	39.705
Total from Investment Operations	(80.527)	93.744	51.418	70.991	(10.336)	44.119
Distributions
Dividends from Net Investment Income	(2.625)	(5.256)	(5.318)	(5.592)	(4.876)	(4.479)
Distributions from Realized Capital Gains	(2.048)	(14.168)	(4.870)	(2.719)	(.698)	—
Total Distributions	(4.673)	(19.424)	(10.188)	(8.311)	(5.574)	(4.479)
Net Asset Value, End of Period	$320.60	$405.80	$331.48	$290.25	$227.57	$243.48
Total Return	-19.97%	28.69%	18.41%	31.48%	-4.41%	21.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139,453	$176,415	$142,174	$125,359	$95,707	$91,567
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.37%	1.84%	1.99%	2.05%	1.98%
Portfolio Turnover Rate[2]	2%	3%	4%	4%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
16

Institutional Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
17

Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
18

Institutional Index Fund
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $9,384,000, representing less than 0.01% of the fund’s net assets and 3.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	235,835,724	—	—	235,835,724
Temporary Cash Investments	459,173	—	—	459,173
Total	236,294,897	—	—	236,294,897
Derivative Financial Instruments
Assets
Swap Contracts	—	4,916	—	4,916
Liabilities
Futures Contracts[1]	16,229	—	—	16,229
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	96,520,644
Gross Unrealized Appreciation	146,069,006
Gross Unrealized Depreciation	(6,310,982)
Net Unrealized Appreciation (Depreciation)	139,758,024
E.	During the six months ended June 30, 2022, the fund purchased $4,348,438,000 of investment securities and sold $9,917,923,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $4,409,319,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $603,367,000 and sales were $192,700,000, resulting in net realized gain of $5,011,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

Institutional Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	7,023,972	19,214	14,069,993	38,135
Issued in Lieu of Cash Distributions	1,320,482	3,648	5,724,040	14,937
Redeemed	(12,973,412)	(35,675)	(35,534,386)	(95,588)
Net Increase (Decrease)—Institutional Shares	(4,628,958)	(12,813)	(15,740,353)	(42,516)
Institutional Plus Shares
Issued	11,846,079	32,259	26,784,719	72,216
Issued in Lieu of Cash Distributions	1,968,513	5,448	7,927,526	20,596
Redeemed	(13,500,667)	(37,464)	(32,187,246)	(86,981)
Net Increase (Decrease)—Institutional Plus Shares	313,925	243	2,524,999	5,831
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q942 082022

Semiannual Report   |   June 30, 2022
Vanguard Institutional Total Stock Market Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	53
Liquidity Risk Management	55

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$786.40	$0.13
Institutional Plus Shares	1,000.00	786.30	0.09
Based on Hypothetical 5% Yearly Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,024.65	$0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Institutional Total Stock Market Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.1%
Consumer Discretionary	13.8
Consumer Staples	5.8
Energy	4.5
Financials	11.2
Health Care	14.3
Industrials	12.7
Real Estate	3.8
Technology	25.8
Telecommunications	2.6
Utilities	3.4
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.1%)
	Linde plc	342,180	98,387
	Air Products and Chemicals Inc.	151,167	36,353
	Newmont Corp.	542,990	32,400
	Freeport-McMoRan Inc.	989,371	28,949
	Ecolab Inc.	175,776	27,027
	Dow Inc.	495,173	25,556
	International Flavors & Fragrances Inc.	174,041	20,732
	Fastenal Co.	392,414	19,589
	Nucor Corp.	181,593	18,960
	Albemarle Corp.	80,122	16,744
	LyondellBasell Industries NV Class A	178,848	15,642
	CF Industries Holdings Inc.	142,302	12,200
	Mosaic Co.	246,797	11,656
	International Paper Co.	251,491	10,520
	FMC Corp.	85,564	9,156
	Avery Dennison Corp.	55,467	8,978
	Steel Dynamics Inc.	122,882	8,129
	Celanese Corp. Class A	66,928	7,871
	Eastman Chemical Co.	87,391	7,845
	Reliance Steel & Aluminum Co.	42,069	7,146
	Alcoa Corp.	124,539	5,676
*	Cleveland-Cliffs Inc.	318,969	4,903
	Royal Gold Inc.	45,514	4,860
	Olin Corp.	97,431	4,509
*	RBC Bearings Inc.	19,420	3,592
	Valvoline Inc.	122,109	3,520
	Ashland Global Holdings Inc.	33,241	3,425
	Huntsman Corp.	120,729	3,423
	Chemours Co.	104,287	3,339
	Hexcel Corp.	60,294	3,154
*	Univar Solutions Inc.	115,900	2,882
	Element Solutions Inc.	159,906	2,846
	US Steel Corp.	158,131	2,832
	UFP Industries Inc.	40,717	2,774
	Commercial Metals Co.	82,442	2,729
	Balchem Corp.	19,376	2,514
	Avient Corp.	62,306	2,497
*	Livent Corp.	109,356	2,481
	Cabot Corp.	38,040	2,427
	Timken Co.	45,707	2,425
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	28,733	2,315
*	MP Materials Corp.	66,690	2,139
	Westlake Corp.	21,594	2,117
	Scotts Miracle-Gro Co.	26,058	2,058
*	Arconic Corp.	70,702	1,983
	Mueller Industries Inc.	35,616	1,898
*	Ingevity Corp.	25,784	1,628
	Innospec Inc.	16,960	1,625
	Boise Cascade Co.	27,225	1,620
	NewMarket Corp.	5,367	1,615
	Stepan Co.	14,081	1,427
	Minerals Technologies Inc.	23,029	1,413
	Hecla Mining Co.	359,213	1,408
	Quaker Chemical Corp.	8,877	1,327
	Tronox Holdings plc Class A	76,781	1,290
*	GCP Applied Technologies Inc.	37,709	1,180
	Materion Corp.	14,102	1,040
	GrafTech International Ltd.	132,726	938
	Carpenter Technology Corp.	33,030	922
	Worthington Industries Inc.	20,445	902
	Compass Minerals International Inc.	23,780	842
	Kaiser Aluminum Corp.	10,493	830
	Sylvamo Corp.	22,500	735
	AdvanSix Inc.	18,353	614
*	Uranium Energy Corp.	187,149	576
*	TimkenSteel Corp.	30,719	575
*	US Silica Holdings Inc.	49,987	571
	Schnitzer Steel Industries Inc. Class A	16,026	526
	Schweitzer-Mauduit International Inc.	20,169	507
	Hawkins Inc.	13,737	495
*	Coeur Mining Inc.	162,305	493
*,1	Energy Fuels Inc.	100,076	491
*	Origin Materials Inc.	85,642	438
*	Resolute Forest Products Inc.	33,530	428
	Ecovyst Inc.	42,513	419
	Neenah Inc.	12,190	416
*	Clearwater Paper Corp.	12,345	415

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American Vanguard Corp.	18,390	411
*	Piedmont Lithium Inc. ADR	10,874	396
	Ryerson Holding Corp.	15,025	320
	Koppers Holdings Inc.	13,873	314
*	LSB Industries Inc.	21,918	304
[1]	5e Advanced Materials Inc.	21,729	265
*	Century Aluminum Co.	35,645	263
	Haynes International Inc.	8,020	263
*	Intrepid Potash Inc.	5,697	258
	Omega Flex Inc.	2,211	238
*,1	Amyris Inc.	120,814	223
	Tredegar Corp.	22,022	220
*	Northwest Pipe Co.	7,200	216
	Glatfelter Corp.	29,576	203
*	Alto Ingredients Inc.	44,278	164
	Olympic Steel Inc.	5,760	148
	FutureFuel Corp.	19,183	140
*	Ur-Energy Inc.	127,999	136
*	Unifi Inc.	8,861	125
*	Hycroft Mining Holding Corp.	110,726	123
*	Rayonier Advanced Materials Inc.	44,937	118
*	Synalloy Corp.	8,416	118
[1]	Dakota Gold Corp.	34,870	117
*	Gatos Silver Inc.	31,927	92
	Eastern Co.	4,309	88
	Gold Resource Corp.	50,034	82
	Northern Technologies International Corp.	8,108	76
*	Marrone Bio Innovations Inc.	63,675	74
*	NN Inc.	25,826	65
*	Perma-Pipe International Holdings Inc.	5,795	52
*	Ampco-Pittsburgh Corp.	12,799	49
*	Universal Stainless & Alloy Products Inc.	6,638	49
*	Golden Minerals Co.	132,802	47
	Culp Inc.	10,134	44
*	Zymergen Inc.	31,090	38
*	US Gold Corp.	8,013	33
	United-Guardian Inc.	2,129	32
*	CPS Technologies Corp.	9,761	30
*	Comstock Inc.	30,836	19
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	6
			536,823
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	5,898,583	626,488
*	Tesla Inc.	600,704	404,526
	Home Depot Inc.	700,597	192,153
	Costco Wholesale Corp.	302,218	144,847
	McDonald's Corp.	503,749	124,366
*	Walt Disney Co.	1,242,897	117,329
	Walmart Inc.	937,639	113,998
	NIKE Inc. Class B	864,563	88,358
	Lowe's Cos. Inc.	444,507	77,642
	Starbucks Corp.	782,447	59,771
		Shares	Market Value• ($000)
*	Netflix Inc.	303,566	53,085
*	Booking Holdings Inc.	27,719	48,480
	Target Corp.	316,198	44,657
	TJX Cos. Inc.	760,982	42,501
	Dollar General Corp.	156,044	38,299
	Activision Blizzard Inc.	478,348	37,244
	Estee Lauder Cos. Inc. Class A	142,910	36,395
	Ford Motor Co.	2,698,800	30,038
*	AutoZone Inc.	13,549	29,118
*	General Motors Co.	896,836	28,483
*	O'Reilly Automotive Inc.	44,883	28,355
	Marriott International Inc. Class A	201,189	27,364
*	Uber Technologies Inc.	1,211,324	24,784
*	Chipotle Mexican Grill Inc. Class A	18,145	23,720
	Electronic Arts Inc.	190,841	23,216
*	Dollar Tree Inc.	146,145	22,777
	Yum! Brands Inc.	195,072	22,143
*	Lululemon Athletica Inc.	79,690	21,724
	Hilton Worldwide Holdings Inc.	191,709	21,364
*	Airbnb Inc. Class A	235,672	20,994
*	Warner Bros Discovery Inc.	1,500,581	20,138
	Ross Stores Inc.	241,120	16,934
*	Aptiv plc	186,521	16,613
	eBay Inc.	385,128	16,048
*	Copart Inc.	147,017	15,975
	Tractor Supply Co.	76,648	14,858
*	Southwest Airlines Co.	408,181	14,743
	DR Horton Inc.	218,027	14,431
*	Ulta Beauty Inc.	35,694	13,759
*	Take-Two Interactive Software Inc.	110,551	13,546
	Genuine Parts Co.	96,618	12,850
*	Trade Desk Inc. Class A	303,337	12,707
*	Delta Air Lines Inc.	437,053	12,661
	Lennar Corp. Class A	169,414	11,956
	VF Corp.	239,686	10,587
	Garmin Ltd.	105,673	10,382
*	CarMax Inc.	109,341	9,893
*	Expedia Group Inc.	104,289	9,890
	Darden Restaurants Inc.	85,456	9,667
	Domino's Pizza Inc.	24,455	9,530
*	Rivian Automotive Inc. Class A	364,245	9,376
	Pool Corp.	26,378	9,265
	Omnicom Group Inc.	141,948	9,029
	Best Buy Co. Inc.	138,483	9,028
	Paramount Global Inc. Class B	358,388	8,845
*	Liberty Media Corp.-Liberty Formula One Class C	137,667	8,738
*	NVR Inc.	2,149	8,605
*	Live Nation Entertainment Inc.	102,564	8,470
	LKQ Corp.	164,307	8,066
*	United Airlines Holdings Inc.	223,337	7,911
*	Las Vegas Sands Corp.	233,744	7,851
	Interpublic Group of Cos. Inc.	271,785	7,482

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	41,178	7,127
	Hasbro Inc.	86,991	7,123
	Service Corp. International	102,999	7,119
*,1	Lucid Group Inc.	397,226	6,816
	Fox Corp. Class A	211,545	6,803
	MGM Resorts International	230,722	6,679
*	Roblox Corp. Class A	202,414	6,651
	PulteGroup Inc.	166,245	6,588
*	Etsy Inc.	86,623	6,342
*	Burlington Stores Inc.	44,839	6,108
	Vail Resorts Inc.	27,465	5,989
	Rollins Inc.	169,446	5,917
	Whirlpool Corp.	38,119	5,903
*	BJ's Wholesale Club Holdings Inc.	91,802	5,721
*	American Airlines Group Inc.	437,060	5,542
	BorgWarner Inc. (XNYS)	165,500	5,523
	Lithia Motors Inc. Class A	19,771	5,433
*,1	GameStop Corp. Class A	44,327	5,421
*	Mattel Inc.	240,536	5,371
	Aramark	174,686	5,351
*	Caesars Entertainment Inc.	138,660	5,311
	Tapestry Inc.	173,544	5,297
	Williams-Sonoma Inc.	47,427	5,262
*	Royal Caribbean Cruises Ltd.	147,716	5,157
	Lear Corp.	40,496	5,098
	News Corp. Class A	320,731	4,997
*	Carnival Corp.	574,637	4,971
	Newell Brands Inc.	253,057	4,818
*,1	AMC Entertainment Holdings Inc. Class A	352,635	4,778
*	Deckers Outdoor Corp.	18,615	4,753
*	Floor & Decor Holdings Inc. Class A	71,314	4,490
	Gentex Corp.	159,625	4,465
	Churchill Downs Inc.	23,042	4,413
*	Five Below Inc.	37,777	4,285
	Nexstar Media Group Inc. Class A	26,259	4,277
*	Capri Holdings Ltd.	101,863	4,177
	Wyndham Hotels & Resorts Inc.	63,115	4,148
	Bath & Body Works Inc.	153,649	4,136
*	Wynn Resorts Ltd.	70,757	4,032
	Nielsen Holdings plc	170,584	3,961
*	Planet Fitness Inc. Class A	57,983	3,943
*	Liberty Media Corp.- Liberty SiriusXM Class C	106,422	3,836
	Polaris Inc.	38,412	3,814
	H&R Block Inc.	107,605	3,801
*	Alaska Air Group Inc.	91,332	3,658
*	SiteOne Landscape Supply Inc.	30,637	3,642
	Macy's Inc.	192,655	3,529
*	AutoNation Inc.	31,514	3,522
*	Penn National Gaming Inc.	114,619	3,487
*	Terminix Global Holdings Inc.	85,257	3,466
		Shares	Market Value• ($000)
*	Bright Horizons Family Solutions Inc.	40,610	3,432
	Toll Brothers Inc.	76,435	3,409
	Murphy USA Inc.	14,593	3,398
	Texas Roadhouse Inc. Class A	46,264	3,387
*	Skechers USA Inc. Class A	92,026	3,274
[1]	Sirius XM Holdings Inc.	528,383	3,239
	TEGNA Inc.	150,805	3,162
*	Norwegian Cruise Line Holdings Ltd.	283,678	3,154
	Leggett & Platt Inc.	90,893	3,143
	New York Times Co. Class A	111,751	3,118
	Kohl's Corp.	87,147	3,110
*	Scientific Games Corp. Class A	65,112	3,060
	Choice Hotels International Inc.	27,161	3,032
*	IAA Inc.	91,931	3,013
	Fox Corp. Class B	100,460	2,984
*	DraftKings Inc. Class A	254,372	2,969
	AMERCO	6,187	2,959
	Marriott Vacations Worldwide Corp.	25,297	2,939
*	Avis Budget Group Inc.	19,618	2,885
	Harley-Davidson Inc.	90,602	2,868
*	RH	13,406	2,846
[1]	Dick's Sporting Goods Inc.	36,489	2,750
*	Helen of Troy Ltd.	16,433	2,669
	Thor Industries Inc.	35,293	2,637
	PVH Corp.	45,439	2,585
*	Lyft Inc. Class A	193,474	2,569
	Boyd Gaming Corp.	51,439	2,559
*	Asbury Automotive Group Inc.	15,021	2,544
*	Ollie's Bargain Outlet Holdings Inc.	43,130	2,534
	Ralph Lauren Corp. Class A	28,120	2,521
*	Hyatt Hotels Corp. Class A	33,371	2,466
	Hanesbrands Inc.	237,398	2,443
*	YETI Holdings Inc.	56,321	2,437
*	Hertz Global Holdings Inc.	153,777	2,436
	Tempur Sealy International Inc.	111,620	2,385
*	Fox Factory Holding Corp.	28,529	2,298
*	Wayfair Inc. Class A	51,190	2,230
	Wendy's Co.	116,937	2,208
*	Hilton Grand Vacations Inc.	60,856	2,174
	Academy Sports & Outdoors Inc.	59,567	2,117
	Travel + Leisure Co.	54,518	2,116
*	Grand Canyon Education Inc.	21,970	2,069
*	Coty Inc. Class A	255,963	2,050
*	Goodyear Tire & Rubber Co.	190,477	2,040
*	Chewy Inc. Class A	58,470	2,030
*	Crocs Inc.	40,223	1,958
*	Visteon Corp.	18,681	1,935
*	Dorman Products Inc.	17,568	1,927

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Callaway Golf Co.	93,752	1,913
	Warner Music Group Corp. Class A	77,445	1,887
	LCI Industries	16,675	1,866
*	Peloton Interactive Inc. Class A	201,611	1,851
	Penske Automotive Group Inc.	17,676	1,850
	Group 1 Automotive Inc.	10,832	1,839
*	JetBlue Airways Corp.	218,780	1,831
	World Wrestling Entertainment Inc. Class A	29,246	1,828
	Papa John's International Inc.	21,870	1,827
*	Liberty Media Corp.- Liberty SiriusXM Class A	50,491	1,820
	Carter's Inc.	25,535	1,800
*	Meritage Homes Corp.	24,748	1,794
*	Endeavor Group Holdings Inc. Class A	87,209	1,793
*	Taylor Morrison Home Corp. Class A	76,459	1,786
*	Skyline Champion Corp.	36,495	1,731
*	Spirit Airlines Inc.	72,320	1,724
	Columbia Sportswear Co.	23,558	1,686
	Foot Locker Inc.	65,186	1,646
	Signet Jewelers Ltd.	30,560	1,634
	Rush Enterprises Inc. Class A	33,858	1,632
*	Madison Square Garden Sports Corp.	10,776	1,627
	Steven Madden Ltd.	49,182	1,584
	Nordstrom Inc.	74,485	1,574
*	Victoria's Secret & Co.	56,170	1,571
	KB Home	54,842	1,561
*	Chegg Inc.	81,609	1,533
*	Carvana Co. Class A	67,518	1,525
*	Sonos Inc.	84,464	1,524
*	National Vision Holdings Inc.	55,358	1,522
	Wingstop Inc.	20,091	1,502
	Gap Inc.	178,089	1,467
*	Central Garden & Pet Co. Class A	36,340	1,454
	Graham Holdings Co. Class B	2,509	1,422
*	Leslie's Inc.	93,633	1,421
*	Gentherm Inc.	22,366	1,396
*	frontdoor Inc.	57,045	1,374
*	Boot Barn Holdings Inc.	19,680	1,356
	John Wiley & Sons Inc. Class A	28,255	1,349
	Cracker Barrel Old Country Store Inc.	15,946	1,331
	MillerKnoll Inc.	50,180	1,318
*	SeaWorld Entertainment Inc.	29,461	1,302
*	Sabre Corp.	219,341	1,279
	Kontoor Brands Inc.	38,206	1,275
*	KAR Auction Services Inc.	84,560	1,249
	MDC Holdings Inc.	38,584	1,247
	Dana Inc.	88,366	1,243
		Shares	Market Value• ($000)
*	Duolingo Inc.	14,136	1,238
*,1	QuantumScape Corp. Class A	139,787	1,201
*	Allegiant Travel Co.	10,581	1,197
*	Tri Pointe Homes Inc.	70,895	1,196
	PriceSmart Inc.	16,538	1,185
*	TripAdvisor Inc.	66,549	1,185
*	LGI Homes Inc.	13,463	1,170
	Red Rock Resorts Inc. Class A	34,959	1,166
*	Cavco Industries Inc.	5,941	1,164
*	Stride Inc.	28,463	1,161
*	Six Flags Entertainment Corp.	52,803	1,146
	American Eagle Outfitters Inc.	102,111	1,142
*	Under Armour Inc. Class A	132,093	1,100
*	Under Armour Inc. Class C	144,937	1,099
	Wolverine World Wide Inc.	53,934	1,087
*	Knowles Corp.	61,701	1,069
	Strategic Education Inc.	15,140	1,069
*	Adtalem Global Education Inc.	29,696	1,068
*	Cinemark Holdings Inc.	70,705	1,062
*	elf Beauty Inc.	34,171	1,048
	Laureate Education Inc. Class A	89,731	1,038
*	Everi Holdings Inc.	63,419	1,034
	Bloomin' Brands Inc.	62,165	1,033
*	Tenneco Inc. Class A	58,778	1,009
*	Coursera Inc.	71,168	1,009
	Lennar Corp. Class B	17,145	1,007
*	Madison Square Garden Entertainment Corp.	19,091	1,005
	Levi Strauss & Co. Class A	60,708	991
*	Shake Shack Inc. Class A	25,058	989
*	Vista Outdoor Inc.	35,249	983
	Gray Television Inc.	58,104	981
	Winnebago Industries Inc.	20,177	980
	HNI Corp.	27,952	970
	Acushnet Holdings Corp.	22,510	938
	Monro Inc.	21,449	920
	Cheesecake Factory Inc.	34,292	906
*	Driven Brands Holdings Inc.	32,315	890
	Century Communities Inc.	19,747	888
	Oxford Industries Inc.	10,005	888
	Inter Parfums Inc.	12,009	877
*,1	Fisker Inc.	101,253	868
*	Sally Beauty Holdings Inc.	72,498	864
*	ODP Corp.	27,447	830
*	Dave & Buster's Entertainment Inc.	25,022	820
*,1	Luminar Technologies Inc. Class A	137,782	817

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.- Liberty Braves Class C	33,147	796
*	Figs Inc. Class A	87,304	795
*	M/I Homes Inc.	19,868	788
*	Petco Health & Wellness Co. Inc. Class A	53,121	783
*	Lions Gate Entertainment Corp. Class B	87,206	770
	Jack in the Box Inc.	13,586	762
*	Malibu Boats Inc. Class A	14,451	762
*,1	Dutch Bros Inc. Class A	23,037	729
	Sturm Ruger & Co. Inc.	11,013	701
*	Revolve Group Inc.	27,009	700
*	Sweetgreen Inc. Class A	59,377	692
*	Overstock.com Inc.	27,614	691
*	SkyWest Inc.	32,360	688
	Qurate Retail Inc. Series A	238,315	684
*	iRobot Corp.	18,591	683
	La-Z-Boy Inc.	28,801	683
	Rent-A-Center Inc.	34,911	679
	Dine Brands Global Inc.	10,402	677
*	Urban Outfitters Inc.	36,121	674
	Franchise Group Inc.	19,229	674
	Caleres Inc.	25,248	662
*	PowerSchool Holdings Inc. Class A	54,834	661
*	Brinker International Inc.	29,841	657
	Matthews International Corp. Class A	21,885	627
	Sinclair Broadcast Group Inc. Class A	30,581	624
	Krispy Kreme Inc.	45,300	616
	Dillard's Inc. Class A	2,769	611
	Standard Motor Products Inc.	13,275	597
*,1	ContextLogic Inc. Class A	372,275	596
*	Funko Inc. Class A	26,071	582
[1]	Camping World Holdings Inc. Class A	26,796	579
	Steelcase Inc. Class A	53,945	579
*	iHeartMedia Inc. Class A	73,104	577
*	PROG Holdings Inc.	34,798	574
*	American Axle & Manufacturing Holdings Inc.	76,122	573
*	Liberty Media Corp.- Liberty Formula One Class A	9,881	573
*	XPEL Inc.	12,207	561
*	G-III Apparel Group Ltd.	27,443	555
	Buckle Inc.	19,926	552
*	Abercrombie & Fitch Co. Class A	32,493	550
*	Monarch Casino & Resort Inc.	9,340	548
*	MarineMax Inc.	15,068	544
*	Mister Car Wash Inc.	49,513	539
*	2U Inc.	50,774	532
*	EW Scripps Co. Class A	42,252	527
		Shares	Market Value• ($000)
	Interface Inc. Class A	41,678	523
	Arko Corp.	62,486	510
	Designer Brands Inc. Class A	38,867	508
*	Golden Entertainment Inc.	12,618	499
	Sonic Automotive Inc. Class A	13,603	498
*,1	AMC Networks Inc. Class A	16,984	495
*	Clean Energy Fuels Corp.	108,469	486
*	ACV Auctions Inc. Class A	73,568	481
*	GoPro Inc. Class A	86,511	478
*	Sleep Number Corp.	14,775	457
*	Perdoceo Education Corp.	38,564	454
*	Hawaiian Holdings Inc.	31,444	450
*	Genesco Inc.	8,914	445
*	Cardlytics Inc.	19,912	444
*	Life Time Group Holdings Inc.	34,427	443
*	Cars.com Inc.	46,486	438
*	Accel Entertainment Inc. Class A	40,957	435
	Smith & Wesson Brands Inc.	32,741	430
*,1	Blink Charging Co.	25,129	415
*	Chico's FAS Inc.	82,857	412
*	Bally's Corp.	20,819	412
*	Sun Country Airlines Holdings Inc.	22,159	406
*	Udemy Inc.	39,102	399
	Scholastic Corp.	11,028	397
*	Green Brick Partners Inc.	20,077	393
	Global Industrial Co.	11,431	386
	Ruth's Hospitality Group Inc.	23,367	380
	Guess? Inc.	22,242	379
	Big Lots Inc.	18,007	378
*	Children's Place Inc.	9,435	367
	A-Mark Precious Metals Inc.	11,004	355
*	Corsair Gaming Inc.	26,547	349
*	America's Car-Mart Inc.	3,447	347
*	Denny's Corp.	39,576	344
	Carriage Services Inc. Class A	8,565	340
*	QuinStreet Inc.	33,651	339
*	BJ's Restaurants Inc.	15,574	338
	Clarus Corp.	17,813	338
*	Viad Corp.	12,209	337
	Movado Group Inc.	10,685	330
*	Thryv Holdings Inc.	14,755	330
	Hibbett Inc.	7,390	323
	Winmark Corp.	1,631	319
	Ethan Allen Interiors Inc.	15,612	316
	News Corp. Class B	19,875	316
*,1	Vuzix Corp.	43,917	312
*	Sportsman's Warehouse Holdings Inc.	32,402	311
*	Arlo Technologies Inc.	49,171	308
	European Wax Center Inc. Class A	17,475	308

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Stoneridge Inc.	17,854	306
*	Stagwell Inc.	55,862	303
	RCI Hospitality Holdings Inc.	6,128	296
*	TravelCenters of America Inc.	8,428	291
*	Gannett Co. Inc.	99,686	289
*	Rover Group Inc. Class A	76,194	286
*	Sciplay Corp. Class A	19,447	272
*	Marcus Corp.	18,310	270
*	Chuy's Holdings Inc.	13,436	268
*	Beazer Homes USA Inc.	22,150	267
*	Clear Channel Outdoor Holdings Inc.	249,634	267
*	Stitch Fix Inc. Class A	53,913	266
	Haverty Furniture Cos. Inc.	11,411	264
*	Allbirds Inc. Class A	66,954	263
*	Zumiez Inc.	10,066	262
*	Master Craft Boat Holdings Inc.	12,305	259
*	Liquidity Services Inc.	19,114	257
	Shoe Carnival Inc.	11,853	256
*	Lovesac Co.	9,258	255
	Bluegreen Vacations Holding Class A	10,046	251
*	Holley Inc.	23,903	251
*	Boston Omaha Corp. Class A	12,095	250
*	Integral Ad Science Holding Corp.	25,163	250
*	Lions Gate Entertainment Corp. Class A	26,666	248
	Aaron's Co. Inc.	17,073	248
*	WW International Inc.	38,048	243
*	Angi Inc. Class A	51,757	237
*,1	Portillo's Inc. Class A	14,173	232
*	Wheels Up Experience Inc.	118,672	231
*	Eastman Kodak Co.	49,398	229
	Kimball International Inc. Class B	29,234	224
*	Bed Bath & Beyond Inc.	44,860	223
*,1	Frontier Group Holdings Inc.	23,727	222
*	Playstudios Inc.	51,558	221
*	Selectquote Inc.	87,993	218
*,1	AMMO Inc.	56,158	216
*,1	Mullen Automotive Inc.	206,976	211
*	OneWater Marine Inc. Class A	6,228	206
*	Tupperware Brands Corp.	32,267	205
*	Central Garden & Pet Co.	4,784	203
*	Universal Electronics Inc.	7,869	201
*	Latham Group Inc.	28,563	198
*	LL Flooring Holdings Inc.	20,606	193
*,1	Faraday Future Intelligent Electric Inc.	72,990	190
*	CarParts.com Inc.	27,126	188
		Shares	Market Value• ($000)
*,1	Vinco Ventures Inc.	133,125	184
*	Kura Sushi USA Inc. Class A	3,635	180
*	American Public Education Inc.	11,060	179
[1]	Big 5 Sporting Goods Corp.	15,749	177
*	Vizio Holding Corp. Class A	25,931	177
*	1-800-Flowers.com Inc. Class A	18,559	176
	Johnson Outdoors Inc. Class A	2,828	173
	Rocky Brands Inc.	5,039	172
*	Rush Street Interactive Inc.	36,535	171
	Build-A-Bear Workshop Inc.	10,326	170
*	Quotient Technology Inc.	56,827	169
*	Motorcar Parts of America Inc.	12,730	167
*	Universal Technical Institute Inc.	23,386	167
*,1	Canoo Inc.	90,538	167
	Entravision Communications Corp. Class A	36,315	166
*	Fossil Group Inc.	31,352	162
*,1	Genius Brands International Inc.	212,606	161
*	Century Casinos Inc.	21,934	158
	Superior Group of Cos. Inc.	8,674	154
*	Delta Apparel Inc.	5,376	153
*	Citi Trends Inc.	6,412	152
*	Lindblad Expeditions Holdings Inc.	18,807	152
*	Urban One Inc.	35,483	152
*	Poshmark Inc. Class A	15,082	152
*	Lordstown Motors Corp. Class A	93,672	148
*,1	Focus Universal Inc.	12,697	145
*	Container Store Group Inc.	23,135	144
	Cato Corp. Class A	12,211	142
*	El Pollo Loco Holdings Inc.	14,342	141
*	Hovnanian Enterprises Inc. Class A	3,253	139
*	Noodles & Co. Class A	29,201	137
*	RealReal Inc.	54,992	137
*	Dream Finders Homes Inc. Class A	12,815	136
*	Daily Journal Corp.	520	135
	Wayside Technology Group Inc.	3,940	131
*	Rent the Runway Inc. Class A	42,695	131
*	Turtle Beach Corp.	10,541	129
*	Full House Resorts Inc.	20,813	127
*	Lands' End Inc.	11,262	120
	Saga Communications Inc. Class A	4,837	120
	Tilly's Inc. Class A	17,104	120
	Bassett Furniture Industries Inc.	6,604	120
*	Destination XL Group Inc.	35,517	120

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Weyco Group Inc.	4,853	119
	Hooker Furnishings Corp.	7,614	118
*	PlayAGS Inc.	22,237	115
	Lifetime Brands Inc.	10,315	114
*	Potbelly Corp.	19,904	112
	Acme United Corp.	3,499	111
*	First Watch Restaurant Group Inc.	7,612	110
*	Drive Shack Inc.	79,336	109
*	VOXX International Corp. Class A	11,691	109
*	Lulu's Fashion Lounge Holdings Inc.	9,663	105
*	ONE Group Hospitality Inc.	14,056	104
*	Duluth Holdings Inc. Class B	10,724	102
*	Ondas Holdings Inc.	18,924	102
*	Party City Holdco Inc.	76,558	101
*	American Outdoor Brands Inc.	10,588	101
	Escalade Inc.	7,622	99
*	Strattec Security Corp.	2,980	99
*	Emerald Holding Inc.	24,384	99
*	StoneMor Inc.	29,070	99
	Hamilton Beach Brands Holding Co. Class A	7,791	97
*	Conn's Inc.	11,815	95
	Nathan's Famous Inc.	1,617	95
*	Xponential Fitness Inc. Class A	7,583	95
*	Snap One Holdings Corp.	10,397	95
*	XL Fleet Corp.	81,716	94
*	Fiesta Restaurant Group Inc.	13,035	93
*	Vera Bradley Inc.	21,343	93
*	Lakeland Industries Inc.	6,065	93
*	Cumulus Media Inc. Class A	11,766	91
*	Alta Equipment Group Inc.	10,011	90
[1]	Weber Inc. Class A	12,504	90
*	1847 Goedeker Inc.	73,266	89
*	Red Robin Gourmet Burgers Inc.	10,926	88
*	ThredUP Inc. Class A	35,387	88
*	Superior Industries International Inc.	21,922	87
*	Express Inc.	43,691	86
*	Audacy Inc. Class A	91,040	86
*	Outbrain Inc.	17,180	86
[1]	JOANN Inc.	10,928	85
*	F45 Training Holdings Inc.	21,692	85
*	Owlet Inc.	49,876	85
*	Lincoln Educational Services Corp.	13,255	84
*	Bowlero Corp.	7,876	83
*	Barnes & Noble Education Inc.	27,832	82
*	Cricut Inc. Class A	13,307	82
*	BBQ Holdings Inc.	7,686	80
*	Reservoir Media Inc.	11,962	78
*	RumbleON Inc. Class B	5,260	77
*	Townsquare Media Inc. Class A	9,337	76
		Shares	Market Value• ($000)
*,1	Redbox Entertainment Inc.	10,128	75
*	Red Cat Holdings Inc.	36,630	75
	Marine Products Corp.	7,669	73
*	Biglari Holdings Inc. Class A	123	72
*	Traeger Inc.	16,967	72
	Flexsteel Industries Inc.	3,943	71
	NL Industries Inc.	7,172	71
	Tile Shop Holdings Inc.	22,718	70
*,1	Aterian Inc.	31,270	68
*	BARK Inc.	53,111	68
	Carrols Restaurant Group Inc.	33,393	67
*	Reading International Inc. Class A	18,429	67
*	Lazydays Holdings Inc.	5,685	67
*	Cooper-Standard Holdings Inc.	12,960	65
*	SRAX Inc. Class A	18,450	61
*	Lee Enterprises Inc.	3,230	61
*	Nerdy Inc.	28,833	61
*	Legacy Housing Corp.	4,622	60
*,1	Purple Innovation Inc. Class A	18,421	56
*,1	Arcimoto Inc.	16,751	55
*,1	Cinedigm Corp. Class A	105,017	52
*	Gaia Inc. Class A	11,846	50
*	Arhaus Inc.	11,188	50
*	Kewaunee Scientific Corp.	2,881	48
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	46
*	Mesa Air Group Inc.	21,103	46
*,1	Chicken Soup For The Soul Entertainment Inc.	6,233	46
*	BurgerFi International Inc.	14,006	45
*,1	Regis Corp.	39,526	43
*	XpresSpa Group Inc.	62,337	43
*	Fluent Inc.	35,496	42
*,1	Revlon Inc. Class A	7,776	42
	National CineMedia Inc.	43,312	40
*	Charles & Colvard Ltd.	31,847	39
*	Kirkland's Inc.	10,411	37
*	Nautilus Inc.	21,129	37
	DallasNews Corp.	5,787	37
*	Solo Brands Inc. Class A	8,788	36
*	Brilliant Earth Group Inc. Class A	6,975	33
*	CuriosityStream Inc.	17,896	30
*	Romeo Power Inc.	66,702	30
	Ark Restaurants Corp.	1,632	29
*	Koss Corp.	3,956	27
*,1	Shift Technologies Inc.	38,395	26
	Educational Development Corp.	5,856	25
*	Zovio Inc. Class A	23,676	23
*	Hall of Fame Resort & Entertainment Co.	37,453	22
*	CarLotz Inc.	53,316	21
*	Aspen Group Inc.	20,450	20
*	EBET Inc.	8,285	20
*	Live Ventures Inc.	636	16
*	Tuesday Morning Corp.	45,662	16
*	iMedia Brands Inc.	11,820	14

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	J Jill Inc.	709	13
*	HyreCar Inc.	13,151	8
*,2	Zagg Inc. CVR	23,781	2
			3,517,313
Consumer Staples (5.8%)
	Procter & Gamble Co.	1,635,390	235,153
	Coca-Cola Co.	2,655,997	167,089
	PepsiCo Inc.	940,965	156,821
	Philip Morris International Inc.	1,058,140	104,481
	CVS Health Corp.	894,776	82,910
	Mondelez International Inc. Class A	941,629	58,466
	Altria Group Inc.	1,236,033	51,629
	Colgate-Palmolive Co.	571,827	45,826
	McKesson Corp.	99,262	32,380
	Kimberly-Clark Corp.	230,225	31,115
	General Mills Inc.	410,690	30,987
	Archer-Daniels-Midland Co.	383,469	29,757
	Sysco Corp.	347,307	29,420
	Corteva Inc.	493,868	26,738
*	Monster Beverage Corp.	254,555	23,597
	Constellation Brands Inc. Class A	100,681	23,465
	Hershey Co.	99,443	21,396
	Kroger Co.	445,616	21,091
	Keurig Dr Pepper Inc.	584,181	20,674
	Walgreens Boots Alliance Inc.	500,498	18,969
	Kraft Heinz Co.	460,405	17,560
	Tyson Foods Inc. Class A	198,367	17,071
	Brown-Forman Corp. Class B	220,292	15,456
	Church & Dwight Co. Inc.	165,473	15,333
	AmerisourceBergen Corp. Class A	106,501	15,068
	McCormick & Co. Inc.	171,625	14,288
	Kellogg Co.	172,881	12,333
	Clorox Co.	83,929	11,832
	Conagra Brands Inc.	329,694	11,289
	Bunge Ltd.	102,907	9,333
	J M Smucker Co.	71,235	9,119
	Hormel Foods Corp.	185,879	8,803
	Lamb Weston Holdings Inc.	98,167	7,015
	Molson Coors Beverage Co. Class B	122,241	6,663
*	Darling Ingredients Inc.	110,919	6,633
	Campbell Soup Co.	135,899	6,530
*	Performance Food Group Co.	108,145	4,973
*	US Foods Holding Corp	152,093	4,666
	Casey's General Stores Inc.	24,987	4,622
	Ingredion Inc.	42,521	3,749
	Flowers Foods Inc.	121,546	3,199
*	Post Holdings Inc.	36,669	3,020
	Sanderson Farms Inc.	13,901	2,996
*	Grocery Outlet Holding Corp.	60,180	2,566
	Spectrum Brands Holdings Inc.	27,878	2,287
*	Simply Good Foods Co.	59,055	2,231
		Shares	Market Value• ($000)
*	Hostess Brands Inc. Class A	93,874	1,991
*	BellRing Brands Inc.	79,671	1,983
*	Sprouts Farmers Market Inc.	75,324	1,907
*	Boston Beer Co. Inc. Class A	6,172	1,870
*	Celsius Holdings Inc.	28,462	1,857
	WD-40 Co.	9,054	1,823
	Coca-Cola Consolidated Inc.	3,100	1,748
	Lancaster Colony Corp.	12,858	1,656
*	Freshpet Inc.	30,464	1,581
*	TreeHouse Foods Inc.	37,338	1,562
*	United Natural Foods Inc.	38,984	1,536
	Medifast Inc.	7,901	1,426
	Nu Skin Enterprises Inc. Class A	32,849	1,422
	Energizer Holdings Inc.	49,943	1,416
	Albertsons Cos. Inc. Class A	52,163	1,394
	Cal-Maine Foods Inc.	28,112	1,389
*	Herbalife Nutrition Ltd.	67,482	1,380
*	Hain Celestial Group Inc.	57,853	1,373
	Primo Water Corp.	100,881	1,350
	Edgewell Personal Care Co.	34,771	1,200
[1]	B&G Foods Inc.	44,996	1,070
	J & J Snack Foods Corp.	7,531	1,052
*	Pilgrim's Pride Corp.	33,042	1,032
	MGP Ingredients Inc.	10,188	1,020
	Universal Corp.	15,785	955
*	Olaplex Holdings Inc.	67,259	948
	Reynolds Consumer Products Inc.	34,301	935
*,1	Beyond Meat Inc.	38,695	926
	Vector Group Ltd.	86,780	911
	Ingles Markets Inc. Class A	10,264	890
*	Chefs' Warehouse Inc.	22,747	885
	National Beverage Corp.	17,020	833
*	Beauty Health Co.	64,704	832
	Weis Markets Inc.	10,813	806
	Fresh Del Monte Produce Inc.	25,293	747
	Andersons Inc.	20,957	691
	SpartanNash Co.	22,820	689
	Seaboard Corp.	166	645
	Utz Brands Inc.	46,137	638
*	USANA Health Sciences Inc.	7,896	571
*	Duckhorn Portfolio Inc.	24,427	514
	John B Sanfilippo & Son Inc.	6,335	459
*,1	Veru Inc.	39,981	452
	Calavo Growers Inc.	10,701	446
	ACCO Brands Corp.	64,979	424
	Tootsie Roll Industries Inc.	9,182	325
	Turning Point Brands Inc.	11,917	323
*	Mission Produce Inc.	21,815	311
	PetMed Express Inc.	14,496	288

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	22nd Century Group Inc.	124,979	266
*	Rite Aid Corp.	38,186	257
*	Sovos Brands Inc.	16,086	255
	Brown-Forman Corp. Class A	3,599	243
*	Seneca Foods Corp. Class A	4,151	231
*	Benson Hill Inc.	76,425	209
*	Landec Corp.	19,810	198
	Limoneira Co.	12,875	181
*	Whole Earth Brands Inc.	29,083	180
*,1	Tattooed Chef Inc.	27,167	171
*	PLBY Group Inc.	26,318	168
*	Vita Coco Co. Inc.	16,733	164
	Village Super Market Inc. Class A	7,132	163
	ProPhase Labs Inc.	12,254	155
*,1	AppHarvest Inc.	43,890	153
	Oil-Dri Corp. of America	4,396	135
*	GrowGeneration Corp.	35,962	129
	Natural Grocers by Vitamin Cottage Inc.	7,685	123
*	HF Foods Group Inc.	23,456	122
*	Vital Farms Inc.	12,880	113
	Alico Inc.	2,955	105
*	Honest Co. Inc.	33,940	99
*	Nature's Sunshine Products Inc.	8,283	88
*,1	Blue Apron Holdings Inc. Class A	22,676	83
*,1	AquaBounty Technologies Inc.	42,194	72
*	Farmer Bros Co.	11,334	53
*,1	Local Bounti Corp.	14,573	46
	Lifevantage Corp.	10,023	44
*	Alkaline Water Co. Inc.	90,909	36
*	MedAvail Holdings Inc.	20,325	31
*	Lifeway Foods Inc.	5,791	29
*	Zevia PBC Class A	9,474	27
*	NewAge Inc.	104,614	23
*	Bridgford Foods Corp.	1,495	20
*	S&W Seed Co.	18,009	18
*	Greenlane Holdings Inc. Class A	85,714	17
*	Laird Superfood Inc.	6,085	12
			1,487,500
Energy (4.5%)
	Exxon Mobil Corp.	2,871,465	245,912
	Chevron Corp.	1,205,439	174,523
	ConocoPhillips	882,304	79,240
	EOG Resources Inc.	399,730	44,146
	Pioneer Natural Resources Co.	156,626	34,940
	Schlumberger NV	965,225	34,516
	Marathon Petroleum Corp.	369,051	30,340
	Occidental Petroleum Corp.	512,697	30,188
	Valero Energy Corp.	278,574	29,607
	Phillips 66	328,327	26,920
	Williams Cos. Inc.	833,490	26,013
	Devon Energy Corp.	449,249	24,758
	Kinder Morgan Inc.	1,390,451	23,304
	Cheniere Energy Inc.	157,097	20,899
	Hess Corp.	191,504	20,288
		Shares	Market Value• ($000)
	Baker Hughes Co. Class A	673,582	19,446
*	Enphase Energy Inc.	92,334	18,027
	Halliburton Co.	555,738	17,428
	ONEOK Inc.	304,670	16,909
	Diamondback Energy Inc.	121,797	14,756
	Coterra Energy Inc.	525,285	13,547
	Marathon Oil Corp.	488,012	10,971
	Targa Resources Corp.	155,319	9,268
	APA Corp.	231,590	8,082
	Ovintiv Inc. (XNYS)	177,666	7,851
	EQT Corp.	225,771	7,767
	Chesapeake Energy Corp.	86,393	7,006
*	Plug Power Inc.	393,796	6,525
	Texas Pacific Land Corp.	4,213	6,269
*	Antero Resources Corp.	189,983	5,823
*	Southwestern Energy Co.	754,218	4,714
	NOV Inc.	274,274	4,638
	HF Sinclair Corp.	98,051	4,428
*	First Solar Inc.	64,952	4,425
*	Range Resources Corp.	174,177	4,311
	PDC Energy Inc.	67,214	4,141
	Matador Resources Co.	75,756	3,529
	DTE Midstream LLC	65,638	3,218
	Murphy Oil Corp.	100,493	3,034
	SM Energy Co.	82,256	2,812
	ChampionX Corp.	138,368	2,747
	Helmerich & Payne Inc.	63,643	2,740
	Magnolia Oil & Gas Corp. Class A	116,660	2,449
	Continental Resources Inc.	36,993	2,417
*,1	ChargePoint Holdings Inc.	173,380	2,374
	Patterson-UTI Energy Inc.	149,460	2,355
*	PBF Energy Inc. Class A	69,753	2,024
	California Resources Corp.	51,749	1,992
*	Denbury Inc.	31,845	1,910
	Antero Midstream Corp.	207,881	1,881
	Civitas Resources Inc.	34,541	1,806
*	CNX Resources Corp.	109,383	1,800
	Whiting Petroleum Corp.	26,252	1,786
	Equitrans Midstream Corp.	276,952	1,761
*	Peabody Energy Corp.	78,268	1,669
	Oasis Petroleum Inc.	12,736	1,549
	Cactus Inc. Class A	38,136	1,536
	Arcosa Inc.	32,675	1,517
	Arch Resources Inc.	10,322	1,477
	New Fortress Energy Inc. Class A	35,268	1,396
	Alpha Metallurgical Resources Inc.	10,793	1,394
*	NexTier Oilfield Solutions Inc.	142,926	1,359
*	Transocean Ltd. (XNYS)	400,916	1,335
*	Delek US Holdings Inc.	48,816	1,261

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Liberty Energy Inc. Class A	94,203	1,202
*	Callon Petroleum Co.	29,416	1,153
	Enviva Inc.	20,045	1,147
	Northern Oil and Gas Inc.	45,378	1,146
	Warrior Met Coal Inc.	36,011	1,102
*	Array Technologies Inc.	96,240	1,060
*	Tellurian Inc.	350,859	1,046
*	Weatherford International plc	48,746	1,032
*	SunPower Corp.	59,675	943
*	Green Plains Inc.	33,587	913
*	Ameresco Inc. Class A	19,851	904
*	CONSOL Energy Inc.	18,076	893
*	FuelCell Energy Inc.	236,170	886
*	Nabors Industries Ltd. (XNYS)	6,423	860
	Archrock Inc.	101,140	836
	World Fuel Services Corp.	40,693	833
*	Centennial Resource Development Inc. Class A	137,489	822
	Brigham Minerals Inc. Class A	32,617	803
*	Stem Inc.	105,040	752
*	Laredo Petroleum Inc.	10,819	746
*	Dril-Quip Inc.	28,822	744
*	Noble Corp.	28,438	721
*	Oceaneering International Inc.	67,459	720
*	Gulfport Energy Corp.	9,016	717
*	Shoals Technologies Group Inc. Class A	42,733	704
*	NOW Inc.	71,603	700
*	Comstock Resources Inc.	57,193	691
*	Talos Energy Inc.	43,144	667
	CVR Energy Inc.	19,331	648
	Core Laboratories NV	32,676	647
*	ProPetro Holding Corp.	59,908	599
*	Par Pacific Holdings Inc.	36,276	566
*	MRC Global Inc.	54,884	547
*	Tidewater Inc.	25,112	530
*	Ranger Oil Corp. Class A	15,411	507
*	Select Energy Services Inc. Class A	62,734	428
*	Diamond Offshore Drilling Inc.	70,423	415
*	Earthstone Energy Inc. Class A	30,146	411
*	Montauk Renewables Inc.	39,458	397
	SunCoke Energy Inc.	57,310	390
	Berry Corp.	49,862	380
	Kinetik Holdings Inc. Class A	10,258	350
*	Bristow Group Inc.	14,816	347
*	SandRidge Energy Inc.	21,107	331
*	RPC Inc.	47,719	330
*	TETRA Technologies Inc.	81,233	330
*	REX American Resources Corp.	3,738	317
*	TPI Composites Inc.	25,342	317
		Shares	Market Value• ($000)
*	Helix Energy Solutions Group Inc.	100,005	310
*	Gevo Inc.	127,707	300
	Crescent Energy Inc. Class A	23,490	293
*,1	EVgo Inc.	46,502	279
	VAALCO Energy Inc.	38,474	267
*	W&T Offshore Inc.	60,181	260
*	DMC Global Inc.	13,419	242
*	Oil States International Inc.	41,067	223
	Solaris Oilfield Infrastructure Inc. Class A	20,364	222
*	SilverBow Resources Inc.	7,747	220
	Ramaco Resources Inc.	15,478	204
*	ProFrac Holding Corp. Class A	10,613	194
*	Amplify Energy Corp.	28,902	189
*	Centrus Energy Corp. Class A	7,633	189
*,1	Fluence Energy Inc.	19,790	188
*	NextDecade Corp.	41,618	185
	Sitio Royalties Corp.	7,585	176
*	Ring Energy Inc.	58,009	154
*	Newpark Resources Inc.	47,154	146
	NACCO Industries Inc. Class A	3,559	135
*	Solid Power Inc.	23,365	126
	Evolution Petroleum Corp.	22,455	123
*,1	FTC Solar Inc.	33,881	123
*	Natural Gas Services Group Inc.	10,759	118
*	Hallador Energy Co.	21,432	116
*	SEACOR Marine Holdings Inc.	18,771	108
*	Matrix Service Co.	20,138	102
*	American Superconductor Corp.	19,441	101
*	Ranger Energy Services Inc.	9,731	99
*	Aemetis Inc.	19,744	97
*,1	Beam Global	5,797	90
*,1	Volta Inc.	68,392	89
	Epsilon Energy Ltd.	14,306	84
*	Forum Energy Technologies Inc.	3,991	78
*	ESS Tech Inc.	27,503	77
	Empire Petroleum Corp.	5,806	69
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,112	68
*,1	Camber Energy Inc.	169,171	67
*	Flotek Industries Inc.	66,667	66
*	Ecoark Holdings Inc.	21,097	55
*	Geospace Technologies Corp.	11,189	53
*	Exterran Corp.	12,208	52
*	Battalion Oil Corp.	5,921	51
	Adams Resources & Energy Inc.	1,512	49
	PHX Minerals Inc.	13,226	40

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Advent Technologies Holdings Inc.	15,880	40
*,1	American Resources Corp. Class A	26,674	39
*	Gulf Island Fabrication Inc.	10,847	36
*,1	Sunworks Inc.	21,967	35
*	Capstone Green Energy Corp.	13,423	33
*	Ocean Power Technologies Inc.	41,515	23
*	MIND Technology Inc.	15,887	14
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,139,281
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	1,138,277	310,772
	JPMorgan Chase & Co.	2,001,559	225,396
	Bank of America Corp.	4,665,606	145,240
	Wells Fargo & Co.	2,584,904	101,251
	S&P Global Inc.	231,675	78,088
	Morgan Stanley	954,405	72,592
	Goldman Sachs Group Inc.	233,797	69,442
	Charles Schwab Corp.	1,053,593	66,566
	BlackRock Inc.	98,133	59,767
	Citigroup Inc.	1,256,521	57,787
	Chubb Ltd.	273,696	53,803
	Marsh & McLennan Cos. Inc.	342,033	53,101
	CME Group Inc.	244,995	50,150
	Progressive Corp.	399,005	46,392
	PNC Financial Services Group Inc.	281,368	44,391
	Blackstone Inc.	478,131	43,620
	Truist Financial Corp.	906,694	43,005
	US Bancorp	911,483	41,946
	Aon plc Class A (XNYS)	137,715	37,139
	Intercontinental Exchange Inc.	380,082	35,743
	Moody's Corp.	106,861	29,063
	American International Group Inc.	540,672	27,645
	Travelers Cos. Inc.	163,153	27,594
	MetLife Inc.	413,624	25,971
	Prudential Financial Inc.	254,944	24,393
	Allstate Corp.	188,517	23,891
	Arthur J Gallagher & Co.	144,333	23,532
	Aflac Inc.	394,573	21,832
	MSCI Inc. Class A	52,900	21,803
	Bank of New York Mellon Corp.	497,442	20,748
	M&T Bank Corp.	123,234	19,642
	Discover Financial Services	193,034	18,257
	KKR & Co. Inc.	387,466	17,936
	Ameriprise Financial Inc.	74,972	17,819
	First Republic Bank	123,399	17,794
	T Rowe Price Group Inc.	155,452	17,661
*	SVB Financial Group	40,486	15,992
	Fifth Third Bancorp	466,883	15,687
	Willis Towers Watson plc	76,382	15,077
	State Street Corp.	239,777	14,782
		Shares	Market Value• ($000)
	Hartford Financial Services Group Inc.	223,924	14,651
	Northern Trust Corp.	135,485	13,072
	Cincinnati Financial Corp.	103,862	12,358
	Huntington Bancshares Inc.	1,000,844	12,040
	Citizens Financial Group Inc.	335,528	11,975
	Nasdaq Inc.	78,464	11,969
	Raymond James Financial Inc.	133,644	11,949
	Regions Financial Corp.	633,090	11,870
	Principal Financial Group Inc.	174,118	11,629
	Broadridge Financial Solutions Inc.	80,381	11,458
*	Markel Corp.	8,806	11,388
*	Arch Capital Group Ltd.	243,318	11,069
	KeyCorp.	636,204	10,962
*	Berkshire Hathaway Inc. Class A	26	10,633
	Apollo Global Management Inc.	214,834	10,415
	FactSet Research Systems Inc.	25,729	9,895
	LPL Financial Holdings Inc.	51,672	9,532
	W R Berkley Corp.	136,038	9,286
	Brown & Brown Inc.	157,339	9,179
	Loews Corp.	140,548	8,329
	Cboe Global Markets Inc.	71,912	8,140
	First Horizon Corp.	362,635	7,927
	Signature Bank	42,744	7,660
	Everest Re Group Ltd.	26,861	7,529
*	Alleghany Corp.	8,651	7,207
	Ally Financial Inc.	207,326	6,948
	American Financial Group Inc.	48,895	6,787
	Equitable Holdings Inc.	258,357	6,735
	Fidelity National Financial Inc.	181,799	6,719
	Comerica Inc.	88,716	6,510
	Assurant Inc.	36,641	6,333
	MarketAxess Holdings Inc.	24,375	6,240
	East West Bancorp Inc.	96,035	6,223
	Annaly Capital Management Inc.	1,052,160	6,218
	Ares Management Corp. Class A	105,060	5,974
	Globe Life Inc.	60,396	5,887
	Carlyle Group Inc.	170,800	5,408
	Reinsurance Group of America Inc.	45,486	5,335
	First Citizens BancShares Inc. Class A	8,131	5,316
	Zions Bancorp NA	102,986	5,242
	Lincoln National Corp.	110,192	5,154
	Webster Financial Corp.	121,994	5,142
	Tradeweb Markets Inc. Class A	74,440	5,081
	Invesco Ltd.	311,447	5,024
	Western Alliance Bancorp	69,838	4,931

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Commerce Bancshares Inc.	74,438	4,887
	Franklin Resources Inc.	203,335	4,740
	RenaissanceRe Holdings Ltd.	29,835	4,665
*,1	Coinbase Global Inc. Class A	96,909	4,557
	SEI Investments Co.	84,337	4,556
	Cullen/Frost Bankers Inc.	38,880	4,528
	Old Republic International Corp.	191,492	4,282
	Morningstar Inc.	17,424	4,214
	Voya Financial Inc.	69,585	4,142
	Prosperity Bancshares Inc.	60,510	4,131
	Starwood Property Trust Inc.	196,302	4,101
	Popular Inc.	52,732	4,057
	SouthState Corp.	51,472	3,971
	Unum Group	116,366	3,959
	AGNC Investment Corp.	356,354	3,945
	Stifel Financial Corp.	68,998	3,865
	First American Financial Corp.	70,032	3,706
	Pinnacle Financial Partners Inc.	50,777	3,672
	Selective Insurance Group Inc.	41,614	3,618
	First Financial Bankshares Inc.	91,069	3,576
	RLI Corp.	30,451	3,550
	Glacier Bancorp Inc.	74,323	3,524
	Wintrust Financial Corp.	43,467	3,484
	Interactive Brokers Group Inc. Class A	63,146	3,474
	Kinsale Capital Group Inc.	14,736	3,384
	Synovus Financial Corp.	93,773	3,381
*	Robinhood Markets Inc. Class A	407,078	3,346
	Erie Indemnity Co. Class A	17,091	3,285
	United Bankshares Inc.	92,961	3,260
	Primerica Inc.	26,545	3,177
	Valley National Bancorp	303,596	3,160
	Jefferies Financial Group Inc.	113,857	3,145
	Hanover Insurance Group Inc.	21,377	3,126
	Affiliated Managers Group Inc.	26,207	3,056
	Cadence Bank	129,606	3,043
	Blackstone Mortgage Trust Inc. Class A	109,085	3,018
	Axis Capital Holdings Ltd.	51,876	2,962
	Old National Bancorp	199,062	2,944
	SLM Corp.	183,276	2,921
	New Residential Investment Corp.	312,817	2,915
	OneMain Holdings Inc.	77,346	2,891
	Blue Owl Capital Inc. Class A	286,350	2,872
	Bank OZK	76,385	2,867
	Home BancShares Inc.	133,616	2,775
		Shares	Market Value• ($000)
	New York Community Bancorp Inc.	300,829	2,747
	Houlihan Lokey Inc. Class A	34,625	2,733
	MGIC Investment Corp.	214,632	2,704
	Essent Group Ltd.	68,256	2,655
	ServisFirst Bancshares Inc.	32,637	2,576
	FNB Corp.	233,821	2,539
	Hancock Whitney Corp.	56,502	2,505
	Umpqua Holdings Corp.	148,432	2,489
*,1	SoFi Technologies Inc.	468,994	2,472
	Independent Bank Corp. (XNGS)	31,024	2,464
	First Interstate BancSystem Inc. Class A	64,243	2,448
	White Mountains Insurance Group Ltd.	1,938	2,415
	Lazard Ltd. Class A	73,309	2,376
	Assured Guaranty Ltd.	41,822	2,333
	Radian Group Inc.	116,958	2,298
	Community Bank System Inc.	36,187	2,290
	UMB Financial Corp.	26,286	2,263
	CVB Financial Corp.	90,807	2,253
	United Community Banks Inc.	73,350	2,214
	Evercore Inc. Class A	23,370	2,188
*	Ryan Specialty Group Holdings Inc.	55,315	2,168
	Janus Henderson Group plc	91,470	2,150
	PacWest Bancorp	80,257	2,140
	Kemper Corp.	44,532	2,133
*	Credit Acceptance Corp.	4,455	2,109
	Eastern Bankshares Inc.	113,148	2,089
	Walker & Dunlop Inc.	21,614	2,082
	FirstCash Holdings Inc.	29,882	2,077
*	Brighthouse Financial Inc.	50,331	2,065
	Ameris Bancorp	50,495	2,029
	Bank of Hawaii Corp.	26,699	1,986
	BankUnited Inc.	55,408	1,971
	First Hawaiian Inc.	86,195	1,958
	Cathay General Bancorp	48,306	1,891
	Federated Hermes Inc.	58,034	1,845
	American Equity Investment Life Holding Co.	49,966	1,827
*	Texas Capital Bancshares Inc.	34,559	1,819
	Pacific Premier Bancorp Inc.	61,561	1,800
	WSFS Financial Corp.	44,294	1,776
	Moelis & Co. Class A	44,650	1,757
	International Bancshares Corp.	42,911	1,720
	First BanCorp. (XNYS)	132,528	1,711
	Simmons First National Corp. Class A	80,282	1,707
	Associated Banc-Corp.	91,461	1,670

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Independent Bank Group Inc.	24,221	1,645
	Virtu Financial Inc. Class A	69,840	1,635
*	Mr Cooper Group Inc.	44,224	1,625
	Atlantic Union Bankshares Corp.	47,229	1,602
	Artisan Partners Asset Management Inc. Class A	44,063	1,567
*	Enstar Group Ltd.	7,112	1,522
	Columbia Banking System Inc.	53,064	1,520
*	Trupanion Inc.	24,634	1,484
	Fulton Financial Corp.	101,352	1,465
	First Merchants Corp.	41,035	1,462
	CNO Financial Group Inc.	79,703	1,442
*,1	Upstart Holdings Inc.	45,469	1,438
	BOK Financial Corp.	18,642	1,409
	Chimera Investment Corp.	159,630	1,408
	Jackson Financial Inc. Class A	52,317	1,399
	Hamilton Lane Inc. Class A	20,545	1,380
	Navient Corp.	97,845	1,369
	Washington Federal Inc.	45,496	1,366
	Piper Sandler Cos.	11,621	1,317
	Arbor Realty Trust Inc.	100,342	1,316
	Seacoast Banking Corp. of Florida	39,690	1,311
*	Axos Financial Inc.	35,657	1,278
	WesBanco Inc.	39,167	1,242
*	Genworth Financial Inc. Class A	351,511	1,241
	Towne Bank	45,491	1,235
	Flagstar Bancorp Inc.	34,617	1,227
	Banner Corp.	21,719	1,221
	Two Harbors Investment Corp.	240,357	1,197
	Park National Corp.	9,854	1,195
	Stock Yards Bancorp Inc.	19,526	1,168
	BancFirst Corp.	12,125	1,161
	First Financial Bancorp	59,297	1,150
	Lakeland Financial Corp.	17,088	1,135
*	Focus Financial Partners Inc. Class A	33,121	1,128
	Horace Mann Educators Corp.	29,345	1,126
	Heartland Financial USA Inc.	26,792	1,113
	Hope Bancorp Inc.	79,621	1,102
*	Silvergate Capital Corp. Class A	20,313	1,087
	Trustmark Corp.	37,169	1,085
	Renasant Corp.	37,550	1,082
	Provident Financial Services Inc.	47,909	1,066
	PJT Partners Inc. Class A	14,985	1,053
	Eagle Bancorp Inc.	22,084	1,047
*	Triumph Bancorp Inc.	16,649	1,042
	Sandy Spring Bancorp Inc.	26,508	1,036
		Shares	Market Value• ($000)
	Cohen & Steers Inc.	16,131	1,026
*	Palomar Holdings Inc.	15,775	1,016
	Enterprise Financial Services Corp.	24,352	1,011
	Veritex Holdings Inc.	34,529	1,010
	Westamerica BanCorp.	17,909	997
	TriCo Bancshares	21,761	993
*	Cannae Holdings Inc.	50,956	986
	Northwest Bancshares Inc.	75,806	970
	Safety Insurance Group Inc.	9,984	969
	NBT Bancorp Inc.	25,465	957
	FB Financial Corp.	24,277	952
*	BRP Group Inc. Class A	38,802	937
*	Encore Capital Group Inc.	16,129	932
*	NMI Holdings Inc. Class A	55,984	932
	Apollo Commercial Real Estate Finance Inc.	88,487	924
*	PRA Group Inc.	25,358	922
	Stewart Information Services Corp.	18,512	921
	StepStone Group Inc. Class A	34,954	910
	PennyMac Mortgage Investment Trust	64,607	894
	Compass Diversified Holdings	41,617	891
	Capitol Federal Financial Inc.	95,739	879
	Hilltop Holdings Inc.	32,690	872
	ProAssurance Corp.	36,151	854
*	StoneX Group Inc.	10,908	852
	Argo Group International Holdings Ltd.	23,020	849
	First Commonwealth Financial Corp.	63,115	847
	First Bancorp (XNGS)	23,800	831
	PennyMac Financial Services Inc.	18,747	819
	Ladder Capital Corp. Class A	77,094	813
	Franklin BSP Realty Trust Inc. REIT	59,938	808
	Virtus Investment Partners Inc.	4,715	806
	Mercury General Corp.	18,003	798
*	LendingClub Corp.	67,650	791
	National Bank Holdings Corp. Class A	20,399	781
	OFG Bancorp	30,484	774
	City Holding Co.	9,652	771
	Mfa Financial Inc.	71,490	769
	Berkshire Hills Bancorp Inc.	30,262	750
	iStar Inc.	54,684	750
	Ready Capital Corp.	62,882	750
	BGC Partners Inc. Class A	221,617	747
*	Customers Bancorp Inc.	21,896	742
	OceanFirst Financial Corp.	38,546	737
	Meta Financial Group Inc.	18,830	728

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Live Oak Bancshares Inc.	21,410	726
	Employers Holdings Inc.	17,292	724
*	Open Lending Corp. Class A	70,692	723
	First Busey Corp.	31,421	718
	S&T Bancorp Inc.	25,830	709
	Southside Bancshares Inc.	18,950	709
	First Foundation Inc.	33,998	696
	Preferred Bank	10,146	690
	Banc of California Inc.	39,008	687
	AMERISAFE Inc.	12,994	676
	Broadmark Realty Capital Inc.	99,702	669
	TPG Inc.	27,463	657
	New York Mortgage Trust Inc.	237,185	655
	Heritage Financial Corp.	25,893	651
	Dime Community Bancshares Inc.	21,904	649
	Origin Bancorp Inc.	16,632	645
	Redwood Trust Inc.	82,294	635
	Premier Financial Corp.	25,007	634
	Brookline Bancorp Inc.	47,310	630
	Federal Agricultural Mortgage Corp. Class C	6,392	624
*	Bancorp Inc.	31,867	622
	James River Group Holdings Ltd.	25,067	621
*	MoneyGram International Inc.	61,627	616
*	Enova International Inc.	21,092	608
	Tompkins Financial Corp.	8,343	602
	ConnectOne Bancorp Inc.	24,534	600
	Lakeland Bancorp Inc.	40,725	595
	Northfield Bancorp Inc.	45,495	593
*	Nicolet Bankshares Inc.	8,116	587
	KKR Real Estate Finance Trust Inc.	33,402	583
[1]	Rocket Cos. Inc. Class A	78,841	580
[1]	Claros Mortgage Trust Inc.	33,947	569
	QCR Holdings Inc.	10,433	563
	Amerant Bancorp Inc.	19,922	560
*	Columbia Financial Inc.	25,557	557
	Goosehead Insurance Inc. Class A	12,055	551
	TFS Financial Corp.	40,108	551
	Ellington Financial Inc.	37,122	545
	German American Bancorp Inc.	15,949	545
	Nelnet Inc. Class A	6,333	540
	Washington Trust Bancorp Inc.	11,053	535
*	Blucora Inc.	28,510	526
	Allegiance Bancshares Inc.	13,436	507
	Community Trust Bancorp Inc.	12,480	505
	United Fire Group Inc.	14,577	499
	Horizon Bancorp Inc.	28,462	496
		Shares	Market Value• ($000)
	B Riley Financial Inc.	11,553	488
	Flushing Financial Corp.	22,886	487
	Independent Bank Corp.	25,254	487
*,1	Lemonade Inc.	26,134	477
	Enact Holdings Inc.	21,998	473
	Victory Capital Holdings Inc. Class A	19,594	472
*	Metropolitan Bank Holding Corp.	6,748	468
	Univest Financial Corp.	18,243	464
	ARMOUR Residential REIT Inc.	65,822	463
	Camden National Corp.	10,497	462
	First Bancorp Inc. (XNMS)	15,842	453
	TrustCo Bank Corp. NY	14,695	453
	WisdomTree Investments Inc.	88,964	451
	Central Pacific Financial Corp.	20,991	450
	Hanmi Financial Corp.	19,897	447
	Great Southern Bancorp Inc.	7,567	443
	Kearny Financial Corp.	39,770	442
	HomeStreet Inc.	12,695	440
	HarborOne Bancorp Inc.	30,881	426
	Brightsphere Investment Group Inc.	23,591	425
	Byline Bancorp Inc.	17,040	406
	Cowen Inc. Class A	17,146	406
	Heritage Commerce Corp.	37,898	405
	Peoples Bancorp Inc.	14,866	395
	Cambridge Bancorp	4,727	391
*	MBIA Inc.	31,409	388
	Diamond Hill Investment Group Inc.	2,183	379
	TPG RE Finance Trust Inc.	41,635	375
*	CrossFirst Bankshares Inc.	28,065	370
*	CBL & Associates Properties Inc.	15,638	367
	Farmers National Banc Corp.	24,418	366
[1]	Orchid Island Capital Inc.	127,946	365
	Arrow Financial Corp.	11,246	358
	First Mid Bancshares Inc.	10,004	357
*	Oscar Health Inc. Class A	82,844	352
*,1	Marathon Digital Holdings Inc.	65,199	348
*	Assetmark Financial Holdings Inc.	18,280	343
	Midland States Bancorp Inc.	14,196	341
*	World Acceptance Corp.	3,037	341
*	Ambac Financial Group Inc.	29,968	340
	Business First Bancshares Inc.	15,762	336
	Mercantile Bank Corp.	10,446	334

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HCI Group Inc.	4,916	333
*	SiriusPoint Ltd.	61,350	333
	Granite Point Mortgage Trust Inc.	34,519	330
	Equity Bancshares Inc. Class A	11,280	329
	Brightspire Capital Inc. Class A	43,560	329
	Old Second Bancorp Inc.	24,469	327
	Financial Institutions Inc.	12,470	324
	First Financial Corp.	7,285	324
	Bank First Corp.	4,257	323
*	LendingTree Inc.	7,381	323
	Peapack-Gladstone Financial Corp.	10,637	316
*,1	Riot Blockchain Inc.	74,835	314
	Bank of Marin Bancorp	9,824	312
	Dynex Capital Inc.	19,606	312
	CBTX Inc.	11,674	310
*	Coastal Financial Corp.	8,102	309
	Invesco Mortgage Capital REIT	20,603	302
*	EZCorp. Inc. Class A	38,810	291
	P10 Inc. Class A	25,496	284
	HomeTrust Bancshares Inc.	11,260	282
	Peoples Financial Services Corp.	5,056	282
	Farmers & Merchants Bancorp Inc.	8,192	272
	CNB Financial Corp.	11,120	269
	National Western Life Group Inc. Class A	1,325	269
	Universal Insurance Holdings Inc.	20,437	266
	Hingham Institution for Savings	923	262
	Waterstone Financial Inc.	15,293	261
	Bar Harbor Bankshares	9,895	256
	First Internet Bancorp	6,960	256
	Republic Bancorp Inc. Class A	5,300	256
	American National Bankshares Inc.	7,342	254
	Merchants Bancorp	11,200	254
	Metrocity Bankshares Inc.	12,490	254
	First Community Bankshares Inc.	8,565	252
	Citizens & Northern Corp.	10,308	249
	First of Long Island Corp.	14,231	249
*	Southern First Bancshares Inc.	5,656	247
*	Bridgewater Bancshares Inc.	15,252	246
*	Carter Bankshares Inc.	18,614	246
	SmartFinancial Inc.	10,103	244
	Civista Bancshares Inc.	11,120	236
*	Blue Foundry Bancorp	19,670	236
	Amalgamated Financial Corp.	11,551	228
	Primis Financial Corp.	16,733	228
		Shares	Market Value• ($000)
	MidWestOne Financial Group Inc.	7,622	227
	Sierra Bancorp	10,371	225
	Regional Management Corp.	5,980	223
	Capstar Financial Holdings Inc.	11,382	223
	MVB Financial Corp.	7,102	221
	Capital City Bank Group Inc.	7,891	220
	First Bank	15,589	218
	Home Bancorp Inc.	6,396	218
	Mid Penn Bancorp Inc.	8,011	216
[1]	UWM Holdings Corp.	60,612	215
	Enterprise Bancorp Inc.	6,660	214
	West BanCorp. Inc.	8,776	214
	Southern Missouri Bancorp Inc.	4,591	208
	RBB Bancorp	10,024	207
	ACNB Corp.	6,851	203
	GCM Grosvenor Inc. Class A	29,149	200
	Shore Bancshares Inc.	10,622	197
*	Third Coast Bancshares Inc.	8,955	196
	Macatawa Bank Corp.	22,021	195
	Oppenheimer Holdings Inc. Class A	5,883	194
	1st Source Corp.	4,239	192
	Tiptree Inc.	17,754	189
*	Hippo Holdings Inc.	213,493	188
	BayCom Corp.	9,049	187
	AFC Gamma Inc.	12,195	187
	Northrim BanCorp Inc.	4,505	181
	Unity Bancorp Inc.	6,777	179
	John Marshall Bancorp Inc.	7,930	179
	PCB Bancorp	9,463	177
	Investar Holding Corp.	7,982	175
	Investors Title Co.	1,118	175
*	Ponce Financial Group Inc.	18,887	175
*	Ocwen Financial Corp.	6,300	173
	Codorus Valley Bancorp Inc.	7,652	172
	Orrstown Financial Services Inc.	7,126	172
	Guaranty Bancshares Inc.	4,660	169
	First Bancorp Inc. (XNGS)	5,583	168
	Colony Bankcorp Inc.	11,165	168
	Great Ajax Corp.	17,359	166
	Alerus Financial Corp.	6,979	166
	BCB Bancorp Inc.	9,445	161
*	Professional Holding Corp. Class A	7,960	160
	FS Bancorp Inc.	5,528	159
	Five Star Bancorp	5,975	158
	Summit Financial Group Inc.	5,649	157
	PCSB Financial Corp.	8,158	156
	South Plains Financial Inc.	6,388	154
	Community Financial Corp.	4,110	152
*	First Western Financial Inc.	5,599	152

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Blue Ridge Bankshares Inc.	9,916	152
	Perella Weinberg Partners Class A	25,929	151
*	Clearwater Analytics Holdings Inc. Class A	12,550	151
*,1	Citizens Inc. Class A	35,558	149
	Donegal Group Inc. Class A	8,568	146
	Esquire Financial Holdings Inc.	4,353	145
	Timberland Bancorp Inc.	5,735	143
	Red River Bancshares Inc.	2,646	143
	Northeast Bank	3,845	140
	Territorial Bancorp Inc.	6,581	137
	Northeast Community Bancorp Inc.	11,548	136
*	eHealth Inc.	14,420	135
	First Business Financial Services Inc.	4,292	134
	MainStreet Bancshares Inc.	5,879	134
	Riverview Bancorp Inc.	20,193	133
*	Greenlight Capital Re Ltd. Class A	17,246	133
	Chemung Financial Corp.	2,801	132
	Parke Bancorp Inc.	6,244	131
	Penns Woods Bancorp Inc.	5,670	131
	Crawford & Co. Class B	18,482	130
	Provident Bancorp Inc.	8,209	129
	FNCB Bancorp Inc.	15,952	128
	Meridian Corp.	4,236	128
*	FVCBankcorp Inc.	6,717	126
*	NI Holdings Inc.	7,567	124
	First Community Corp.	6,423	123
	Evans Bancorp Inc.	3,554	121
*	Oportun Financial Corp.	14,660	121
	ChoiceOne Financial Services Inc.	5,893	119
	Capital Bancorp Inc.	5,450	118
	Middlefield Banc Corp.	4,658	117
	National Bankshares Inc.	3,647	115
	Greene County Bancorp Inc.	2,548	115
	Plumas Bancorp	4,045	115
	First Guaranty Bancshares Inc.	4,672	114
	LCNB Corp.	7,580	113
*	California BanCorp.	5,914	112
	First United Corp.	5,904	111
	United Security Bancshares	14,133	108
	Western New England Bancorp Inc.	14,481	108
	Sculptor Capital Management Inc. Class A	12,930	108
	Peoples Bancorp of North Carolina Inc.	3,935	107
	Nexpoint Real Estate Finance Inc.	5,255	107
	Bank of Princeton	3,849	106
*,1	Bakkt Holdings Inc.	50,567	106
		Shares	Market Value• ($000)
	C&F Financial Corp.	2,281	105
	Ames National Corp.	4,723	105
	Salisbury Bancorp Inc.	2,232	105
	CB Financial Services Inc.	4,564	104
*	Doma Holdings Inc.	100,552	104
*	Arlington Asset Investment Corp. Class A	31,693	103
	HBT Financial Inc.	5,755	103
	Southern States Bancshares Inc.	4,587	103
	GAMCO Investors Inc. Class A	4,894	102
*	Pioneer Bancorp Inc.	10,394	102
	Citizens Community Bancorp Inc.	7,386	102
	Ellington Residential Mortgage REIT	13,449	100
	William Penn Bancorp Inc.	8,580	100
	Bankwell Financial Group Inc.	3,177	99
	Union Bankshares Inc.	3,794	99
	Westwood Holdings Group Inc.	7,041	97
	SB Financial Group Inc.	5,628	97
	Cherry Hill Mortgage Investment Corp.	14,986	96
	Norwood Financial Corp.	3,972	96
*	Republic First Bancorp Inc.	25,101	96
*	Hagerty Inc. Class A	8,334	96
*	Sterling Bancorp Inc.	16,749	95
	Limestone Bancorp Inc.	5,086	94
	Central Valley Community Bancorp	6,312	92
	Orange County Bancorp Inc.	2,434	92
	Landmark Bancorp Inc.	3,601	91
	Seven Hills Realty Trust	8,503	91
	Greenhill & Co. Inc.	9,629	89
	Ohio Valley Banc Corp.	2,951	89
*	Trean Insurance Group Inc.	14,276	89
	Angel Oak Mortgage Inc.	6,897	89
	Fidelity D&D Bancorp Inc.	2,155	88
	Finward Bancorp	2,353	88
*	Consumer Portfolio Services Inc.	8,509	87
	Manning & Napier Inc.	6,813	85
*	Velocity Financial LLC	7,686	84
	Chicago Atlantic Real Estate Finance Inc.	5,609	84
	Prudential Bancorp Inc.	5,501	83
	Provident Financial Holdings Inc.	5,547	82
*	USCB Financial Holdings Inc.	7,092	82
	Richmond Mutual BanCorp. Inc.	5,788	81
	United Bancshares Inc.	2,839	81
	Silvercrest Asset Management Group Inc. Class A	4,801	79
*	Root Inc. Class A	65,632	78

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Eagle Bancorp Montana Inc.	3,864	77
	Western Asset Mortgage Capital Corp.	62,393	76
	Sachem Capital Corp.	18,378	75
*	Maiden Holdings Ltd.	38,102	74
*	Finwise Bancorp	7,943	74
*	Sunlight Financial Holdings Inc.	24,670	73
	Hawthorn Bancshares Inc.	2,780	71
	Curo Group Holdings Corp.	12,507	69
	Pzena Investment Management Inc. Class A	10,406	69
	US Global Investors Inc. Class A	15,552	68
	Guild Holdings Co. Class A	6,557	67
	Summit State Bank	4,372	67
	Associated Capital Group Inc. Class A	1,854	66
*	Safeguard Scientifics Inc.	17,737	66
	First Savings Financial Group Inc.	2,763	66
	Lument Finance Trust Inc.	27,115	65
	Bank7 Corp.	2,764	63
	OP Bancorp	5,995	63
*	MetroMile Inc.	68,991	63
	First Northwest Bancorp	3,959	62
	Randolph Bancorp Inc.	2,351	62
*	ACRES Commercial Realty Corp.	7,472	61
	AG Mortgage Investment Trust Inc.	9,045	61
	AmeriServ Financial Inc.	15,247	60
	First National Corp.	3,187	58
	Medallion Financial Corp.	8,839	57
	Luther Burbank Corp.	4,292	56
	Heritage Insurance Holdings Inc.	19,570	52
*	Heritage Global Inc.	34,014	51
*	Elevate Credit Inc.	20,549	49
	Oak Valley Bancorp	2,728	47
	ESSA Bancorp Inc.	2,611	44
	BankFinancial Corp.	4,443	42
	Auburn National BanCorp Inc.	1,551	42
*	Security National Financial Corp. Class A	4,981	42
	Sound Financial Bancorp Inc.	1,102	42
*	Great Elm Group Inc.	18,596	40
	Manhattan Bridge Capital Inc.	6,830	38
*	Rhinebeck Bancorp Inc.	3,974	37
	Kingstone Cos. Inc.	8,512	34
	Hennessy Advisors Inc.	3,282	34
*	Nicholas Financial Inc.	3,692	34
*	Midwest Holding Inc.	2,640	32
		Shares	Market Value• ($000)
	United Insurance Holdings Corp.	19,845	31
	Partners Bancorp.	3,437	31
	First Financial Northwest Inc.	1,845	29
*	GoHealth Inc. Class A	45,636	27
*	Broadway Financial Corp.	24,365	26
	loanDepot Inc. Class A	13,793	20
	First Capital Inc.	328	9
*	Conifer Holdings Inc.	4,822	8
			2,862,559
Health Care (14.3%)
	UnitedHealth Group Inc.	639,673	328,555
	Johnson & Johnson	1,793,796	318,417
	Pfizer Inc.	3,828,017	200,703
	Eli Lilly & Co.	583,330	189,133
	AbbVie Inc.	1,205,262	184,598
	Merck & Co. Inc.	1,724,095	157,186
	Thermo Fisher Scientific Inc.	266,861	144,980
	Abbott Laboratories	1,193,574	129,682
	Danaher Corp.	445,963	113,061
	Bristol-Myers Squibb Co.	1,451,786	111,788
	Amgen Inc.	364,657	88,721
	Medtronic plc	914,663	82,091
	Elevance Health Inc.	164,565	79,416
	Cigna Corp.	216,658	57,094
	Gilead Sciences Inc.	856,694	52,952
	Zoetis Inc.	289,578	49,776
*	Intuitive Surgical Inc.	245,357	49,246
*	Vertex Pharmaceuticals Inc.	174,585	49,196
	Becton Dickinson and Co.	194,463	47,941
	Stryker Corp.	232,301	46,212
*	Regeneron Pharmaceuticals Inc.	70,035	41,400
	Humana Inc.	86,395	40,439
*	Edwards Lifesciences Corp.	424,343	40,351
*	Boston Scientific Corp.	975,412	36,354
*	Centene Corp.	400,095	33,852
*	Moderna Inc.	230,797	32,969
*	IQVIA Holdings Inc.	129,457	28,091
	HCA Healthcare Inc.	151,492	25,460
	Agilent Technologies Inc.	204,747	24,318
	Baxter International Inc.	343,596	22,069
	ResMed Inc.	100,204	21,006
*	Biogen Inc.	99,610	20,314
*	IDEXX Laboratories Inc.	57,481	20,160
*	DexCom Inc.	269,726	20,103
*	Illumina Inc.	107,502	19,819
*	Veeva Systems Inc. Class A	96,623	19,135
*	Seagen Inc.	94,651	16,748
	West Pharmaceutical Services Inc.	50,814	15,365
	Zimmer Biomet Holdings Inc.	143,136	15,038
	Laboratory Corp. of America Holdings	63,853	14,965
	STERIS plc	68,023	14,023
*	Avantor Inc.	410,798	12,776

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Align Technology Inc.	53,466	12,654
*	Catalent Inc.	117,370	12,593
*	Horizon Therapeutics plc	156,264	12,464
	PerkinElmer Inc.	87,010	12,375
*	Alnylam Pharmaceuticals Inc.	82,251	11,996
*	Hologic Inc.	170,161	11,792
*	Molina Healthcare Inc.	40,275	11,261
	Quest Diagnostics Inc.	80,495	10,704
*	BioMarin Pharmaceutical Inc.	128,884	10,681
	Cooper Cos. Inc.	33,574	10,513
*	Insulet Corp.	47,807	10,419
	Royalty Pharma plc Class A	237,085	9,967
*	Incyte Corp.	128,131	9,734
	Cardinal Health Inc.	185,030	9,672
	Bio-Techne Corp.	26,647	9,237
	Viatris Inc.	825,037	8,638
	Teleflex Inc.	31,935	7,851
*	ABIOMED Inc.	30,119	7,455
*	Charles River Laboratories International Inc.	34,479	7,377
*	United Therapeutics Corp.	30,814	7,261
*	Henry Schein Inc.	93,570	7,181
*	Bio-Rad Laboratories Inc. Class A	14,391	7,124
*	Neurocrine Biosciences Inc.	65,216	6,357
*	Jazz Pharmaceuticals plc	40,429	6,307
*	Elanco Animal Health Inc. (XNYS)	315,564	6,195
*	Repligen Corp.	37,677	6,119
	Organon & Co.	171,374	5,784
	DENTSPLY SIRONA Inc.	146,096	5,220
*	Syneos Health Inc.	69,057	4,950
	Chemed Corp.	10,166	4,772
*	Exact Sciences Corp.	120,608	4,751
*	Exelixis Inc.	219,223	4,564
	Bruker Corp.	71,582	4,492
*	Shockwave Medical Inc.	23,149	4,425
*	Masimo Corp.	33,731	4,408
	Universal Health Services Inc. Class B	43,310	4,362
*	Envista Holdings Corp.	112,752	4,345
*	Halozyme Therapeutics Inc.	96,439	4,243
*	Novocure Ltd.	60,177	4,182
*	Acadia Healthcare Co. Inc.	61,738	4,175
*	Sarepta Therapeutics Inc.	55,613	4,169
*	Tenet Healthcare Corp.	73,437	3,860
	Encompass Health Corp.	67,569	3,787
	Perrigo Co. plc	91,217	3,701
*	HealthEquity Inc.	56,746	3,484
*	Inspire Medical Systems Inc.	18,794	3,433
*	Omnicell Inc.	29,702	3,379
*	Teladoc Health Inc.	100,835	3,349
*	Alkermes plc	112,280	3,345
		Shares	Market Value• ($000)
*	Intra-Cellular Therapies Inc.	58,133	3,318
*	LHC Group Inc.	20,195	3,145
*	QuidelOrtho Corp.	32,206	3,130
*	DaVita Inc.	38,740	3,098
*	Penumbra Inc.	24,579	3,061
*	Globus Medical Inc. Class A	54,392	3,054
*	agilon health Inc.	139,345	3,042
*	Ionis Pharmaceuticals Inc.	80,457	2,979
*	Lantheus Holdings Inc.	43,900	2,899
*	Ultragenyx Pharmaceutical Inc.	46,255	2,760
*	Novavax Inc.	53,438	2,748
*	Apellis Pharmaceuticals Inc.	60,192	2,722
*	Medpace Holdings Inc.	18,128	2,713
	Premier Inc. Class A	75,246	2,685
*	Option Care Health Inc.	96,550	2,683
*	Guardant Health Inc.	65,281	2,633
*	10X Genomics Inc. Class A	58,150	2,631
	Ensign Group Inc.	35,231	2,588
*	Integra LifeSciences Holdings Corp.	47,720	2,578
*	Tandem Diabetes Care Inc.	42,953	2,542
*	ICU Medical Inc.	15,175	2,495
*	Arrowhead Pharmaceuticals Inc.	67,345	2,371
*	Intellia Therapeutics Inc.	45,453	2,353
*	Amedisys Inc.	22,197	2,333
*	STAAR Surgical Co.	32,310	2,292
*	Prestige Consumer Healthcare Inc.	38,275	2,251
*	Mirati Therapeutics Inc.	33,286	2,234
*	Haemonetics Corp.	33,991	2,216
*	Cytokinetics Inc.	56,236	2,210
*	Turning Point Therapeutics Inc.	29,022	2,184
*	Maravai LifeSciences Holdings Inc. Class A	75,917	2,157
*	Natera Inc.	60,356	2,139
*	Karuna Therapeutics Inc.	16,811	2,127
*	Merit Medical Systems Inc.	38,722	2,101
*	iRhythm Technologies Inc.	19,053	2,058
*	R1 RCM Inc.	95,686	2,006
*	Amicus Therapeutics Inc.	186,690	2,005
*	Blueprint Medicines Corp.	39,561	1,998
*	PTC Therapeutics Inc.	49,729	1,992
*	Doximity Inc. Class A	56,966	1,984
*	Inari Medical Inc.	29,110	1,979
	CONMED Corp.	19,480	1,865
	Patterson Cos. Inc.	58,516	1,773
*	NuVasive Inc.	35,996	1,770
*	Neogen Corp.	71,155	1,714
*	Pacira BioSciences Inc.	29,109	1,697
*	Enovis Corp.	30,859	1,697
*	Evolent Health Inc. Class A	55,181	1,695

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Select Medical Holdings Corp.	71,385	1,686
*	Denali Therapeutics Inc.	57,147	1,682
*	Certara Inc.	75,844	1,628
*,1	Ginkgo Bioworks Holdings Inc.	676,281	1,610
*	Insmed Inc.	79,811	1,574
*	Axonics Inc.	27,608	1,565
*	Beam Therapeutics Inc.	39,769	1,539
*	Integer Holdings Corp.	21,755	1,537
	Owens & Minor Inc.	47,566	1,496
*	Global Blood Therapeutics Inc.	44,741	1,429
*	BioCryst Pharmaceuticals Inc.	129,561	1,371
*	Fate Therapeutics Inc.	54,835	1,359
*	Glaukos Corp.	29,635	1,346
*	Progyny Inc.	45,986	1,336
*	Multiplan Corp.	243,329	1,336
*	Sotera Health Co.	67,605	1,324
*	Corcept Therapeutics Inc.	55,450	1,319
*	Xencor Inc.	47,856	1,310
*	Vir Biotechnology Inc.	49,835	1,269
*	Oak Street Health Inc.	73,407	1,207
*	Arvinas Inc.	28,589	1,203
*	AtriCure Inc.	29,176	1,192
*	MEDNAX Inc.	56,289	1,183
*	Twist Bioscience Corp.	33,689	1,178
*	ACADIA Pharmaceuticals Inc.	82,369	1,161
*	Iovance Biotherapeutics Inc.	101,773	1,124
*	ChemoCentryx Inc.	44,838	1,111
*	Nevro Corp.	24,690	1,082
*	Sage Therapeutics Inc.	33,491	1,082
*	Relay Therapeutics Inc.	64,053	1,073
*	Apollo Medical Holdings Inc.	27,638	1,067
*	Ironwood Pharmaceuticals Inc. Class A	92,250	1,064
*	Dynavax Technologies Corp.	83,059	1,046
*	Travere Thrapeutics Inc.	43,109	1,045
*	Harmony Biosciences Holdings Inc.	20,515	1,001
*	Privia Health Group Inc.	34,306	999
*	Supernus Pharmaceuticals Inc.	33,453	967
*	Embecta Corp.	38,205	967
*	1Life Healthcare Inc.	122,770	963
*	CorVel Corp.	6,523	961
*	Emergent BioSolutions Inc.	30,455	945
*	Cerevel Therapeutics Holdings Inc.	35,739	945
*	Myriad Genetics Inc.	51,953	944
*	Veracyte Inc.	47,300	941
*	Ligand Pharmaceuticals Inc.	10,537	940
	US Physical Therapy Inc.	8,523	931
*	Addus HomeCare Corp.	11,082	923
*	Zentalis Pharmaceuticals Inc.	32,634	917
	Healthcare Services Group Inc.	52,035	906
		Shares	Market Value• ($000)
*	Avanos Medical Inc.	32,836	898
*	Krystal Biotech Inc.	13,613	894
*	Celldex Therapeutics Inc.	32,869	886
*	Amphastar Pharmaceuticals Inc.	25,350	882
*	Meridian Bioscience Inc.	28,937	880
*	Arcus Biosciences Inc.	34,344	870
*	Agios Pharmaceuticals Inc.	37,078	822
*	Silk Road Medical Inc.	22,517	819
*	OPKO Health Inc.	323,383	818
*	Vericel Corp.	32,349	815
*	REVOLUTION Medicines Inc.	41,733	813
*	CareDx Inc.	37,431	804
*	Phreesia Inc.	32,081	802
*	AdaptHealth Corp. Class A	44,261	798
*	Surgery Partners Inc.	27,331	790
*	Allogene Therapeutics Inc.	68,474	781
*	Natus Medical Inc.	23,735	778
*	IVERIC bio Inc.	79,336	763
*	Syndax Pharmaceuticals Inc.	39,105	752
*,1	Cassava Sciences Inc.	26,589	748
*	Fulgent Genetics Inc.	13,597	741
*	Kura Oncology Inc.	40,247	738
*	ModivCare Inc.	8,704	735
*	Axsome Therapeutics Inc.	18,493	708
*	PROCEPT BioRobotics Corp.	21,412	700
*	Signify Health Inc. Class A	49,953	689
*	Adaptive Biotechnologies Corp.	84,787	686
*	Heska Corp.	7,042	666
*	ImmunoGen Inc.	147,927	666
*,1	Sierra Oncology Inc.	11,942	657
*	Avid Bioservices Inc.	42,545	649
*	NeoGenomics Inc.	79,133	645
*	Bridgebio Pharma Inc.	70,720	642
*	Lyell Immunopharma Inc.	98,299	641
*,1	Warby Parker Inc. Class A	56,894	641
*	Innoviva Inc.	43,314	639
*	Cerus Corp.	118,804	628
*	Vaxcyte Inc.	28,855	628
*	Pacific Biosciences of California Inc.	141,870	627
*	MannKind Corp.	163,210	622
*	REGENXBIO Inc.	24,932	616
*	Revance Therapeutics Inc.	44,551	616
	National HealthCare Corp.	8,777	614
*	FibroGen Inc.	57,879	611
*	Enanta Pharmaceuticals Inc.	12,852	608
*	NextGen Healthcare Inc.	34,761	606
	Atrion Corp.	962	605
	LeMaitre Vascular Inc.	13,150	599

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Varex Imaging Corp.	27,800	595
*	Madrigal Pharmaceuticals Inc.	8,269	592
*,1	Sorrento Therapeutics Inc.	294,221	591
*	Alignment Healthcare Inc.	51,539	588
*	Cytek Biosciences Inc.	54,493	585
*	Chinook Therapeutics Inc.	33,219	581
*	Aclaris Therapeutics Inc.	40,958	572
*	Health Catalyst Inc.	39,047	566
*	Arcutis Biotherapeutics Inc.	26,580	566
*	Prometheus Biosciences Inc.	19,694	556
*	Editas Medicine Inc. Class A	46,892	555
*	RadNet Inc.	32,014	553
*	Crinetics Pharmaceuticals Inc.	29,187	544
*	Brookdale Senior Living Inc.	119,387	542
*	Reata Pharmaceuticals Inc. Class A	17,765	540
*	TransMedics Group Inc.	17,106	538
*	Clover Health Investments Corp. Class A	250,131	535
*	SpringWorks Therapeutics Inc.	21,240	523
*	American Well Corp. Class A	121,155	523
*	Cano Health Inc.	115,673	507
*	Artivion Inc.	26,651	503
*	AngioDynamics Inc.	25,815	500
*	Anavex Life Sciences Corp.	49,335	494
	National Research Corp.	12,877	493
*	Day One Biopharmaceuticals Inc.	26,603	476
*	Avidity Biosciences Inc.	32,600	474
*	Agiliti Inc.	23,056	473
*	Nektar Therapeutics Class A	123,961	471
*	Sangamo Therapeutics Inc.	113,427	470
*	Atara Biotherapeutics Inc.	60,082	468
*	Outset Medical Inc.	31,337	466
*	Alector Inc.	44,805	455
*	Catalyst Pharmaceuticals Inc.	64,210	450
*	SomaLogic Inc.	99,125	448
*	Codexis Inc.	42,532	445
*	Rocket Pharmaceuticals Inc.	32,141	442
*	Cutera Inc.	11,383	427
*	PMV Pharmaceuticals Inc.	29,637	422
*	OrthoPediatrics Corp.	9,515	411
*	UFP Technologies Inc.	5,169	411
*	Vanda Pharmaceuticals Inc.	37,660	410
*	Hims & Hers Health Inc.	90,468	410
		Shares	Market Value• ($000)
*	Ideaya Biosciences Inc.	29,377	405
*	Recursion Pharmaceuticals Inc. Class A	48,398	394
*	Collegium Pharmaceutical Inc.	22,145	392
*	Cardiovascular Systems Inc.	27,261	391
*	Atea Pharmaceuticals Inc.	54,834	389
*	Geron Corp. (XNGS)	248,785	386
*	HealthStream Inc.	17,739	385
*	DocGo Inc.	53,957	385
*,1	Sana Biotechnology Inc.	59,703	384
*	Theravance Biopharma Inc.	42,259	383
*	NanoString Technologies Inc.	29,974	381
*	Replimune Group Inc.	21,802	381
*	Hanger Inc.	26,460	379
*	2seventy bio Inc.	28,572	377
*	Deciphera Pharmaceuticals Inc.	28,541	375
*	Coherus Biosciences Inc.	51,563	373
*	Treace Medical Concepts Inc.	25,975	372
*	Kymera Therapeutics Inc.	18,856	371
*	Inogen Inc.	15,264	369
	SIGA Technologies Inc.	31,855	369
*	Computer Programs and Systems Inc.	11,525	368
*	Quanterix Corp.	22,735	368
*	TG Therapeutics Inc.	86,384	367
*	908 Devices Inc.	17,668	364
*	BioLife Solutions Inc.	26,001	359
*	Nurix Therapeutics Inc.	28,334	359
*	Gossamer Bio Inc.	42,764	358
*	Pulmonx Corp.	24,290	358
*	Y-mAbs Therapeutics Inc.	23,488	355
*	Invitae Corp.	145,252	354
*	Cogent Biosciences Inc.	39,215	354
*	CTI BioPharma Corp.	58,088	347
*	Relmada Therapeutics Inc.	17,914	340
*,1	23andMe Holding Co. Class A	137,086	340
*	Castle Biosciences Inc.	15,377	338
*	Orthofix Medical Inc.	14,324	337
*	Community Health Systems Inc.	88,429	332
*	DICE Therapeutics Inc.	21,346	331
*	Eagle Pharmaceuticals Inc.	7,396	329
*	Mirum Pharmaceuticals Inc.	16,833	328
*	Nuvation Bio Inc.	100,004	324
*	Morphic Holding Inc.	14,877	323
*	Surmodics Inc.	8,541	318
*	Point Biopharma Global Inc.	46,519	317
*	Ocugen Inc.	137,437	312
*	Butterfly Network Inc.	101,353	311
*	Sharecare Inc.	197,135	311

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	PetIQ Inc. Class A	18,318	308
*	Cara Therapeutics Inc.	33,488	306
*	Zimvie Inc.	18,957	303
*	Seer Inc. Class A	33,751	302
*	MaxCyte Inc.	63,539	301
*	Radius Health Inc.	28,818	299
*	ViewRay Inc.	110,327	292
*	Amneal Pharmaceuticals Inc.	91,556	291
*	AnaptysBio Inc.	14,334	291
*	Altimmune Inc.	24,850	291
*,1	Vaxart Inc.	83,232	291
*,1	GoodRx Holdings Inc. Class A	49,148	291
*	iTeos Therapeutics Inc.	14,087	290
*	OptimizeRx Corp.	10,556	289
*	Alphatec Holdings Inc.	43,483	284
*	Evolus Inc.	24,497	284
*	Albireo Pharma Inc.	14,251	283
*,1	Senseonics Holdings Inc.	273,258	281
*,1	LifeStance Health Group Inc.	50,477	281
*,1	Bionano Genomics Inc.	201,044	277
*	Verve Therapeutics Inc.	18,108	277
*	Bright Health Group Inc.	151,953	277
*	Accolade Inc.	37,198	275
*	Keros Therapeutics Inc.	9,942	275
*	Agenus Inc.	140,761	273
*	Paragon 28 Inc.	16,873	268
*	Rapt Therapeutics Inc.	14,637	267
*	Esperion Therapeutics Inc.	41,759	266
*	NGM Biopharmaceuticals Inc.	20,504	263
	Phibro Animal Health Corp. Class A	13,442	257
*	SI-BONE Inc.	19,272	254
*	Inovio Pharmaceuticals Inc.	146,435	253
*	Arcturus Therapeutics Holdings Inc.	15,956	251
*	Anika Therapeutics Inc.	11,076	247
*	Pennant Group Inc.	19,258	247
*	Monte Rosa Therapeutics Inc.	25,304	245
*	Epizyme Inc.	163,938	241
*	Kezar Life Sciences Inc.	28,911	239
*	Aerie Pharmaceuticals Inc.	31,547	237
*	Cullinan Oncology Inc.	18,523	237
*	Protagonist Therapeutics Inc.	29,793	236
*,1	Erasca Inc.	41,560	231
*,1	ADMA Biologics Inc.	113,978	226
*	Mersana Therapeutics Inc.	48,421	224
*	Karyopharm Therapeutics Inc.	49,545	223
*	Organogenesis Holdings Inc. Class A	45,335	221
*	ANI Pharmaceuticals Inc.	7,139	212
*	Nkarta Inc.	17,135	211
*	Ocular Therapeutix Inc.	52,253	210
*	Heron Therapeutics Inc.	74,838	209
		Shares	Market Value• ($000)
*	Adicet Bio Inc.	14,282	209
*	C4 Therapeutics Inc.	27,453	207
*	ImmunityBio Inc.	55,303	206
*,1	Entrada Therapeutics Inc.	16,931	206
*	Bluebird Bio Inc.	49,578	205
*	Nuvalent Inc. Class A	14,962	203
*	Bioxcel Therapeutics Inc.	15,053	199
*	Optinose Inc.	53,183	195
*	Intercept Pharmaceuticals Inc.	13,998	193
*,1	Tricida Inc.	19,967	193
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	193
*	Foghorn Therapeutics Inc.	13,954	190
*	Kinnate Biopharma Inc.	15,091	190
*	Ventyx Biosciences Inc.	15,518	190
*	Inhibrx Inc.	16,574	188
*	Biomea Fusion Inc.	15,528	186
*	MiMedx Group Inc.	53,048	184
*	Axogen Inc.	21,846	179
*	KalVista Pharmaceuticals Inc.	17,876	176
	iRadimed Corp.	5,161	175
*	Cymabay Therapeutics Inc.	58,479	173
*,1	Alaunos Therapeutics Inc.	139,551	173
*	Stoke Therapeutics Inc.	13,132	173
*	Tango Therapeutics Inc.	38,224	173
*	Caribou Biosciences Inc.	31,157	169
*	Voyager Therapeutics Inc.	28,408	168
*	Akoya Biosciences Inc.	13,086	168
*	Imago Biosciences Inc.	12,545	168
*	Seres Therapeutics Inc.	48,818	167
*	Berkeley Lights Inc.	33,469	166
*,1	Cue Health Inc.	51,949	166
*,1	Cincor Pharma Inc.	8,769	165
	Utah Medical Products Inc.	1,908	164
*	Generation Bio Co.	25,032	164
*	Harrow Health Inc.	22,308	162
*	Sight Sciences Inc.	17,966	162
*	Viking Therapeutics Inc.	55,785	161
*	AVEO Pharmaceuticals Inc.	24,456	160
*	Eiger BioPharmaceuticals Inc.	25,269	159
*	Instil Bio Inc.	34,524	159
*	Aldeyra Therapeutics Inc.	39,700	158
*,1	Clovis Oncology Inc.	87,705	158
*	Kodiak Sciences Inc.	20,721	158
*	Lineage Cell Therapeutics Inc.	99,941	158
*	Viridian Therapeutics Inc.	13,662	158
*	Arbutus Biopharma Corp.	57,719	156
*	Forma Therapeutics Holdings Inc.	22,339	154
*	Provention Bio Inc.	37,986	152

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ClearPoint Neuro Inc.	11,471	150
*	Convey Health Solutions Holdings Inc.	14,449	150
*	Adagio Therapeutics Inc.	45,821	150
*	CareMax Inc.	40,950	149
*	Amylyx Pharmaceuticals Inc.	7,713	149
*,1	Zomedica Corp.	672,102	148
*	Rhythm Pharmaceuticals Inc.	35,352	147
*	Sutro Biopharma Inc.	28,185	147
*	EyePoint Pharmaceuticals Inc.	18,741	147
*,1	Oncology Institute Inc.	29,068	147
*	Liquidia Corp.	33,257	145
*	Verastem Inc.	124,272	144
*	Edgewise Therapeutics Inc.	18,023	143
*	Viemed Healthcare Inc.	26,437	142
*	Akero Therapeutics Inc.	14,765	140
*	Pliant Therapeutics Inc.	17,499	140
*	SeaSpine Holdings Corp.	24,102	136
[1]	Celularity Inc.	40,095	136
*,1	CEL–SCI Corp.	29,843	134
*	Rigel Pharmaceuticals Inc.	118,372	134
*	Assembly Biosciences Inc.	63,373	133
*	G1 Therapeutics Inc.	26,630	132
*	Inmune Bio Inc.	14,881	132
*	Arcellx Inc.	7,320	132
*	OraSure Technologies Inc.	47,836	130
*	Savara Inc.	85,084	129
*	Talkspace Inc.	75,188	128
*	HilleVax Inc.	11,751	128
*	Aadi Bioscience Inc.	10,337	127
*	Marinus Pharmaceuticals Inc.	26,005	126
*	Assertio Holdings Inc.	42,703	126
*	Co-Diagnostics Inc.	22,364	125
*	F-star Therapeutics Inc.	19,920	125
*	CorMedix Inc.	30,814	124
*	Dyne Therapeutics Inc.	18,113	124
*	Quantum-Si Inc.	53,609	124
*	NextCure Inc.	26,211	123
*	Inotiv Inc.	12,773	123
*	MacroGenics Inc.	41,349	122
	Zynex Inc.	15,250	122
*	Xeris Biopharma Holdings Inc.	78,258	121
*,1	Aerovate Therapeutics Inc.	7,673	120
*	Aura Biosciences Inc.	8,362	118
*	Selecta Biosciences Inc.	89,345	117
*	Immunovant Inc.	30,006	117
*	RxSight Inc.	8,313	117
*	Sesen Bio Inc.	143,290	116
*	4D Molecular Therapeutics Inc.	16,636	116
*	Century Therapeutics Inc.	13,813	116
*	Matinas BioPharma Holdings Inc.	146,195	115
		Shares	Market Value• ($000)
*,1	Omeros Corp.	41,682	115
*,1	Impel Pharmaceuticals Inc.	12,285	114
*	Phathom Pharmaceuticals Inc.	13,388	113
*	VistaGen Therapeutics Inc.	128,795	113
*,2	PDL BioPharma Inc.	76,234	112
*	Scholar Rock Holding Corp.	20,449	112
*	Accuray Inc.	56,460	111
*	Beyond Air Inc.	16,450	110
*	Viracta Therapeutics Inc.	28,450	110
*	ALX Oncology Holdings Inc.	13,412	109
*	Inozyme Pharma Inc.	22,831	109
*	Vera Therapeutics Inc. Class A	8,026	109
*	Immuneering Corp. Class A	20,202	109
*	Outlook Therapeutics Inc.	105,871	108
*	Rezolute Inc.	33,333	108
*	Apyx Medical Corp.	18,313	107
*	KemPharm Inc.	24,085	107
*	Joint Corp.	6,928	106
*	Tarsus Pharmaceuticals Inc.	7,271	106
*	Chimerix Inc.	50,447	105
*,1	Humacyte Inc.	32,332	104
*	XOMA Corp.	4,608	103
*	Nautilus Biotechnology Inc.	37,768	102
*	ContraFect Corp.	31,746	97
*	Design Therapeutics Inc.	6,926	97
*	Sema4 Holdings Corp.	77,358	97
*	Absci Corp.	28,820	96
*	Tenaya Therapeutics Inc.	16,974	96
*	Science 37 Holdings Inc.	47,942	96
*	Gritstone bio Inc.	39,292	95
*	Tactile Systems Technology Inc.	13,009	95
*	Atossa Therapeutics Inc.	87,558	95
*	Kronos Bio Inc.	25,786	94
*	BrainStorm Cell Therapeutics Inc.	33,748	93
*	Dermtech Inc.	16,722	93
*	IGM Biosciences Inc.	5,137	93
*,1	Precigen Inc.	68,517	92
*	ORIC Pharmaceuticals Inc.	20,428	92
*	Olema Pharmaceuticals Inc.	22,688	92
*	Bioventus Inc. Class A	13,494	92
*	Harvard Bioscience Inc.	25,313	91
*	Puma Biotechnology Inc.	31,801	91
*	InfuSystem Holdings Inc.	9,429	91
*	Standard Bio Tools Inc.	55,941	90
*	Janux Therapeutics Inc.	7,344	90
*	Compass Therapeutics Inc.	33,982	90

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lexicon Pharmaceuticals Inc.	47,908	89
*	CVRx Inc.	14,859	89
*	CytomX Therapeutics Inc.	48,168	88
*	Fulcrum Therapeutics Inc.	18,017	88
*	Actinium Pharmaceuticals Inc.	18,282	88
*	Ovid therapeutics Inc.	40,633	87
*	Otonomy Inc.	41,424	86
*	Alpine Immune Sciences Inc.	10,081	86
*	Shattuck Labs Inc.	21,109	86
*	Concert Pharmaceuticals Inc.	20,158	85
*	Spectrum Pharmaceuticals Inc.	109,299	85
*	Sensus Healthcare Inc.	11,106	85
*,1	SmileDirectClub Inc.	81,621	85
*	Personalis Inc.	24,439	84
*	Allakos Inc.	26,563	83
*	Rallybio Corp.	11,052	83
*	Semler Scientific Inc.	2,930	83
*	Icosavax Inc.	14,363	82
*	Adverum Biotechnologies Inc.	67,508	81
*	Avita Medical Inc.	16,954	81
*,1	Citius Pharmaceuticals Inc.	85,694	79
*	Talaris Therapeutics Inc.	17,570	79
*	MediciNova Inc.	31,009	78
*,1	P3 Health Partners Inc.	21,070	78
*	Durect Corp.	159,782	76
*	Enzo Biochem Inc.	36,523	76
*	Allovir Inc.	19,387	76
*	Aveanna Healthcare Holdings Inc.	33,268	75
*	Singular Genomics Systems Inc.	19,503	74
*	Electromed Inc.	7,616	73
*	Satsuma Pharmaceuticals Inc.	17,641	73
*	Passage Bio Inc.	30,974	73
*	Akouos Inc.	15,519	73
*	TFF Pharmaceuticals Inc.	12,846	73
*	Innovage Holding Corp.	16,618	73
*	FONAR Corp.	4,742	72
*	Merrimack Pharmaceuticals Inc.	12,140	72
*	Silverback Therapeutics Inc.	16,780	71
*	Dyadic International Inc.	23,051	70
*	Athira Pharma Inc.	22,843	70
*	Stereotaxis Inc.	37,475	69
*	Sanara Medtech Inc.	3,304	69
*	Jounce Therapeutics Inc.	22,404	68
*	Endo International plc	144,134	67
*	Poseida Therapeutics Inc.	25,855	67
*	Prelude Therapeutics Inc.	12,903	67
*	Capricor Therapeutics Inc.	19,231	67
		Shares	Market Value• ($000)
*	Omega Therapeutics Inc.	17,625	67
*,1	Asensus Surgical Inc.	165,733	66
*	CytoSorbents Corp.	29,596	65
	XBiotech Inc.	11,624	65
*	scPharmaceuticals Inc.	13,399	65
*	Praxis Precision Medicines Inc.	26,629	65
*	Anixa Biosciences Inc.	21,079	64
*	Forian Inc.	14,566	64
*	ChromaDex Corp.	37,499	63
*	PDS Biotechnology Corp.	17,161	63
*	Vaxxinity Inc. Class A	40,231	63
*	Vicarious Surgical Inc.	21,349	63
*	La Jolla Pharmaceutical Co.	19,398	62
*	iCAD Inc.	15,565	62
*	Repro-Med Systems Inc.	24,313	62
*	Vor BioPharma Inc.	12,463	62
*	Graphite Bio Inc.	22,375	62
*	Cue Biopharma Inc.	24,434	61
*	Homology Medicines Inc.	30,844	61
*	Oncocyte Corp.	67,695	61
*	Cardiff Oncology Inc.	27,727	61
*	Humanigen Inc.	34,354	61
*	Curis Inc.	61,130	60
*	Lipocine Inc.	74,945	60
*,1	Rani Therapeutics Holdings Inc. Class A	5,840	60
*	Neuronetics Inc.	18,525	59
*	Celcuity Inc.	6,440	59
*	Bright Green Corp.	26,666	59
*,1	Leap Therapeutics Inc.	50,658	58
*	Exagen Inc.	9,919	57
*,1	Adamis Pharmaceuticals Corp.	114,367	57
*	Gemini Therapeutics Inc.	33,435	57
*	MyMD Pharmaceuticals Inc.	26,030	56
*	Checkpoint Therapeutics Inc.	53,586	55
*	Dare Bioscience Inc.	44,843	55
*	TherapeuticsMD Inc.	5,486	55
*,1	Palatin Technologies Inc.	191,342	54
*	Tyra Biosciences Inc.	7,492	54
*	Pardes Biosciences Inc.	17,730	54
*	Conformis Inc.	148,691	53
*	Paratek Pharmaceuticals Inc.	27,473	53
*,1	Trevena Inc.	127,859	53
*	Greenwich Lifesciences Inc.	6,258	53
*	Apollo Endosurgery Inc.	14,353	52
*	Theseus Pharmaceuticals Inc.	9,484	52
*	Champions Oncology Inc.	6,286	51
*	Annovis Bio Inc.	4,518	51
*,1	Biora Therapeutics Inc.	71,857	50
*	SQZ Biotechnologies Co.	15,806	50

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Seelos Therapeutics Inc.	73,139	50
*	Clearside Biomedical Inc.	33,371	49
*	Fortress Biotech Inc.	57,880	49
*	Galectin Therapeutics Inc.	37,318	49
*	MEI Pharma Inc.	81,598	49
*	BioAtla Inc.	17,189	49
*,1	Clene Inc.	19,510	49
*	GT Biopharma Inc.	16,272	49
*,1	PAVmed Inc.	51,627	48
*	Precision BioSciences Inc.	30,107	48
*	aTyr Pharma Inc.	17,108	48
*	iBio Inc.	182,088	48
*	Immunic Inc.	13,685	47
*	Alpha Teknova Inc.	5,588	47
*	AirSculpt Technologies Inc.	7,868	47
*	Lumos Pharma Inc.	5,932	46
*	Annexon Inc.	12,233	46
*	9 Meters Biopharma Inc.	175,410	46
*	Decibel Therapeutics Inc.	10,874	46
*	Synlogic Inc.	39,063	45
*	Black Diamond Therapeutics Inc.	18,268	45
*	Genprex Inc.	32,101	45
*	Lensar Inc.	6,985	45
*	Applied Molecular Transport Inc.	15,287	44
*	PLx Pharma Inc.	18,007	44
*	Ikena Oncology Inc.	9,909	44
*	Hancock Jaffe Laboratories Inc.	11,710	44
*	Tabula Rasa HealthCare Inc.	16,298	42
*	Infinity Pharmaceuticals Inc.	65,713	42
*	Ocuphire Pharma Inc.	21,645	42
*	Akebia Therapeutics Inc.	115,906	41
*	Magenta Therapeutics Inc.	33,990	41
*	Pro-Dex Inc.	2,523	41
*	Eton Pharmaceuticals Inc.	15,500	41
*	Lyra Therapeutics Inc.	7,194	41
*	Invacare Corp.	31,358	40
*	Oyster Point Pharma Inc.	9,301	40
*	Achieve Life Sciences Inc.	8,264	40
*,1	Evelo Biosciences Inc.	18,476	39
*	Bolt Biotherapeutics Inc.	18,932	39
*	Finch Therapeutics Group Inc.	13,688	39
*	Oncternal Therapeutics Inc.	34,025	38
*	Atreca Inc. Class A	21,020	38
*	Axcella Health Inc.	18,758	38
*	CareCloud Inc.	11,111	38
*	Sientra Inc.	44,671	37
*	Syros Pharmaceuticals Inc.	38,274	37
		Shares	Market Value• ($000)
*	Harpoon Therapeutics Inc.	19,516	37
*	Cocrystal Pharma Inc.	90,909	37
*	Processa Pharmaceuticals Inc.	13,054	37
*	ATI Physical Therapy Inc.	25,974	37
*	Ardelyx Inc.	60,237	36
*	Orgenesis Inc.	14,863	36
*	Retractable Technologies Inc.	9,432	36
*	Tela Bio Inc.	5,011	36
*	Equillium Inc.	17,857	36
*	Hepion Pharmaceuticals Inc.	62,061	36
*	Vapotherm Inc.	13,917	35
*	Taysha Gene Therapies Inc.	9,398	35
*	Opiant Pharmaceuticals Inc.	2,938	35
*	Milestone Scientific Inc.	37,457	34
*	Sensei Biotherapeutics Inc.	15,072	34
*,1	AIM ImmunoTech Inc.	43,668	34
*	Lantern Pharma Inc.	5,987	34
*	Astria Therapeutics Inc.	11,312	34
*	Cortexyme Inc.	14,974	33
*	Surface Oncology Inc.	20,025	33
*	SELLAS Life Sciences Group Inc.	14,948	33
*,1	Oragenics Inc.	96,154	33
*,1	Athersys Inc.	124,413	32
*	Diamedica Therapeutics Inc.	15,764	32
*,1	Enochian Biosciences Inc.	16,459	32
*	IsoRay Inc.	104,951	32
*	Frequency Therapeutics Inc.	21,606	32
*	Eledon Pharmaceuticals Inc.	13,263	32
*	Eyenovia Inc.	16,207	32
*	Novan Inc.	13,525	32
*	Alimera Sciences Inc.	5,583	31
*	Rapid Micro Biosystems Inc. Class A	7,185	31
*	T2 Biosystems Inc.	188,608	30
*	Applied Genetic Technologies Corp.	38,634	30
*	Aligos Therapeutics Inc.	24,596	30
*	Codiak Biosciences Inc.	10,303	30
*	Werewolf Therapeutics Inc.	7,424	30
*	Surrozen Inc.	10,142	30
*	Corvus Pharmaceuticals Inc.	29,109	29
*	Scynexis Inc.	15,858	29
*,1	Ampio Pharmaceuticals Inc.	167,886	28
*	Corbus Pharmaceuticals Holdings Inc.	112,969	28
*	ElectroCore Inc.	55,556	28
*	Rubius Therapeutics Inc.	33,140	28
*	Pyxis Oncology Inc.	11,615	28

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Molecular Templates Inc.	29,805	27
*	Solid Biosciences Inc.	44,513	27
*	Hookipa Pharma Inc.	16,574	27
*	Aspira Women's Health Inc.	46,365	27
*	Precipio Inc.	25,063	27
*	Athenex Inc.	64,126	26
*	Delcath Systems Inc.	6,498	26
*	NeuroPace Inc.	5,190	26
*	Accelerate Diagnostics Inc.	25,335	25
*	Tyme Technologies Inc.	88,496	25
*	Neoleukin Therapeutics Inc.	24,542	25
*	Vivos Therapeutics Inc.	19,268	25
*	AcelRx Pharmaceuticals Inc.	96,645	24
*	GlycoMimetics Inc.	39,833	24
*	Chembio Diagnostics Inc.	37,594	24
*	Cidara Therapeutics Inc.	48,780	24
*	NexImmune Inc.	14,792	24
*	UpHealth Inc.	40,323	24
*	Societal CDMO Inc.	29,155	23
*	Ekso Bionics Holdings Inc.	14,085	23
*	Lucira Health Inc.	12,487	23
*	BioSig Technologies Inc.	34,130	22
*,1	Acutus Medical Inc.	19,578	22
*	Avalo Therapeutics Inc.	43,145	22
*	Biolase Inc.	4,721	22
*	PhaseBio Pharmaceuticals Inc.	35,566	21
*	Verrica Pharmaceuticals Inc.	10,956	21
*	Pear Therapeutics Inc.	13,471	21
*,1	Lannett Co. Inc.	33,675	20
*	Strata Skin Sciences Inc.	21,171	20
*	AlerisLife Inc.	16,734	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Neubase Therapeutics Inc.	19,263	20
*	Aptinyx Inc. Class A	36,742	20
*	Angion Biomedica Corp.	17,453	20
*	Marker Therapeutics Inc.	56,903	19
*	X4 Pharmaceuticals Inc.	19,724	19
*	Cellectar Biosciences Inc.	46,083	19
*	Onconova Therapeutics Inc.	14,441	19
*	Aethlon Medical Inc.	17,271	19
*	Vyant Bio Inc.	20,576	19
*	Eloxx Pharmaceuticals Inc.	68,193	18
*,1	Kala Pharmaceuticals Inc.	61,350	18
*	Venus Concept Inc.	38,610	18
*	IRIDEX Corp.	7,102	18
*	OpGen Inc.	33,445	18
*	PepGen Inc.	1,781	18
		Shares	Market Value• ($000)
*	Aeglea BioTherapeutics Inc.	34,242	17
*,1	Pulse Biosciences Inc.	10,869	17
*	Aprea Therapeutics Inc.	22,727	17
*	Spruce Biosciences Inc.	9,665	17
*	Summit Therapeutics Inc.	16,478	16
*	Aileron Therapeutics Inc.	60,241	16
*,1	Codex DNA Inc.	8,909	16
*	Cyteir Therapeutics Inc.	5,209	16
*,1	eFFECTOR Therapeutics Inc.	11,437	16
*	SAB Biotherapeutics Inc.	10,730	16
*	Idera Pharmaceuticals Inc.	32,106	15
*	Spero Therapeutics Inc.	19,689	15
*	Sigilon Therapeutics Inc.	17,730	15
*	Pulmatrix Inc.	3,290	15
*	Surgalign Holdings Inc.	4,370	15
*	NRX Pharmaceuticals Inc.	23,700	14
*	180 Life Sciences Corp.	16,667	14
*	Tempest Therapeutics Inc.	6,821	14
*	Applied Therapeutics Inc.	13,794	13
*	Aquestive Therapeutics Inc.	20,542	13
*	Salarius Pharmaceuticals Inc.	61,728	13
*	Soleno Therapeutics Inc.	66,304	12
*	Eargo Inc.	15,482	12
*	Cyclacel Pharmaceuticals Inc.	11,507	12
*	Vincerx Pharma Inc.	9,049	12
*	Diffusion Pharmaceuticals Inc.	1,886	12
*	Myomo Inc.	6,766	11
*	Celsion Corp.	6,172	11
*	NantHealth Inc.	23,920	10
*	Neurobo Pharmaceuticals Inc.	20,396	10
*	Talis Biomedical Corp.	12,903	10
*,1	Brooklyn ImmunoTherapeutics Inc.	19,881	10
*,1	Evofem Biosciences Inc.	8,791	10
*	Geron Corp. Warrant Exp. 12/31/25	73,748	9
*	LogicBio Therapeutics Inc.	21,322	8
*	An2 Therapeutics Inc.	1,069	8
	Calithera Biosciences Inc.	3,058	8
*	Elevation Oncology Inc.	5,352	7
*	Caladrius Biosciences Inc.	3,465	2
*,2	Synergy Pharmaceuticals Inc.	412,534	—

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Progenics Pharmaceuticals Inc. CVR	106,497	—
			3,647,208
Industrials (12.7%)
	Visa Inc. Class A	1,122,037	220,918
	Mastercard Inc. Class A	592,052	186,781
	Accenture plc Class A	451,441	125,343
	Raytheon Technologies Corp.	1,010,438	97,113
	United Parcel Service Inc. Class B	500,080	91,285
	Union Pacific Corp.	427,765	91,234
	Honeywell International Inc.	464,106	80,666
	Lockheed Martin Corp.	181,363	77,979
	Caterpillar Inc.	363,452	64,971
	Automatic Data Processing Inc.	284,689	59,796
	Deere & Co.	188,299	56,390
*	PayPal Holdings Inc.	791,397	55,271
*	Boeing Co.	404,056	55,243
	American Express Co.	385,200	53,396
	3M Co.	387,740	50,177
	General Electric Co.	751,802	47,867
	Northrop Grumman Corp.	95,506	45,706
	CSX Corp.	1,481,234	43,045
	Fidelity National Information Services Inc.	416,070	38,141
	Norfolk Southern Corp.	162,424	36,917
	FedEx Corp.	159,329	36,121
	Sherwin-Williams Co.	159,888	35,801
	General Dynamics Corp.	160,337	35,475
*	Fiserv Inc.	396,225	35,252
	Illinois Tool Works Inc.	189,509	34,538
	Eaton Corp. plc	272,769	34,366
	Emerson Electric Co.	403,545	32,098
	L3Harris Technologies Inc.	132,393	31,999
	Capital One Financial Corp.	268,661	27,992
	Paychex Inc.	221,270	25,196
	Johnson Controls International plc	475,874	22,785
	Cintas Corp.	59,256	22,134
*	Block Inc. (XNYS)	356,743	21,925
	Parker-Hannifin Corp.	87,591	21,552
	Global Payments Inc.	192,525	21,301
	Trane Technologies plc	160,175	20,802
	Carrier Global Corp.	579,942	20,681
	Otis Worldwide Corp.	288,695	20,402
*	TransDigm Group Inc.	35,579	19,094
	Verisk Analytics Inc. Class A	107,851	18,668
	Cummins Inc.	96,238	18,625
	PPG Industries Inc.	162,025	18,526
	Old Dominion Freight Line Inc.	69,984	17,935
*	Mettler-Toledo International Inc.	15,507	17,814
	PACCAR Inc.	212,737	17,517
	DuPont de Nemours Inc.	312,847	17,388
	AMETEK Inc.	157,546	17,313
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	122,058	16,826
	Rockwell Automation Inc.	80,198	15,984
	Equifax Inc.	83,212	15,209
	Ball Corp.	217,818	14,979
	WW Grainger Inc.	31,457	14,295
*	Waters Corp.	41,242	13,650
	Fortive Corp.	246,661	13,413
	Vulcan Materials Co.	91,101	12,945
	Martin Marietta Materials Inc.	42,616	12,752
	Quanta Services Inc.	98,914	12,398
*	Teledyne Technologies Inc.	32,126	12,051
	Dover Corp.	98,312	11,927
*	United Rentals Inc.	48,602	11,806
	Ingersoll Rand Inc.	277,904	11,694
	Jacobs Engineering Group Inc.	88,189	11,211
	Expeditors International of Washington Inc.	114,211	11,131
	Stanley Black & Decker Inc.	102,480	10,746
*	FleetCor Technologies Inc.	50,673	10,647
	TransUnion	131,200	10,495
*	Zebra Technologies Corp. Class A	35,692	10,492
*	Trimble Inc.	170,110	9,906
	Xylem Inc.	124,151	9,706
	Westinghouse Air Brake Technologies Corp.	117,588	9,652
	Synchrony Financial	346,136	9,560
	IDEX Corp.	52,130	9,468
*	Generac Holdings Inc.	44,127	9,292
	JB Hunt Transport Services Inc.	57,446	9,046
	Textron Inc.	147,733	9,022
	Jack Henry & Associates Inc.	49,926	8,988
	CH Robinson Worldwide Inc.	87,237	8,843
	Packaging Corp. of America	63,857	8,780
	Carlisle Cos. Inc.	35,519	8,475
	Howmet Aerospace Inc.	261,921	8,237
	Masco Corp.	162,490	8,222
	Booz Allen Hamilton Holding Corp. Class A	89,860	8,120
	Crown Holdings Inc.	83,477	7,694
	HEICO Corp. Class A	71,570	7,542
*	Bill.Com Holdings Inc.	67,215	7,390
	Snap-on Inc.	36,683	7,228
	Nordson Corp.	35,321	7,150
*	Fair Isaac Corp.	17,640	7,072
	RPM International Inc.	89,094	7,013
	Graco Inc.	115,905	6,886
	Westrock Co.	172,792	6,884
	Hubbell Inc. Class B	36,600	6,536
*	Builders FirstSource Inc.	116,610	6,262
	AECOM	95,546	6,232
	Huntington Ingalls Industries Inc.	27,263	5,938

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Allegion plc	59,571	5,832
	Sealed Air Corp.	100,757	5,816
	Watsco Inc.	22,851	5,457
	Genpact Ltd.	127,519	5,402
	Toro Co.	70,792	5,365
	Robert Half International Inc.	71,304	5,340
	Fortune Brands Home & Security Inc.	88,948	5,326
	Regal Rexnord Corp.	45,769	5,196
	Pentair plc	111,594	5,108
	Tetra Tech Inc.	36,519	4,987
	Owens Corning	65,664	4,879
	Knight-Swift Transportation Holdings Inc.	105,381	4,878
*	WillScot Mobile Mini Holdings Corp.	150,379	4,875
	A O Smith Corp.	88,702	4,850
*	Berry Global Group Inc.	88,374	4,829
	Lincoln Electric Holdings Inc.	38,886	4,797
	Cognex Corp.	111,479	4,740
*	WEX Inc.	30,364	4,723
*	Middleby Corp.	36,845	4,619
	AptarGroup Inc.	44,745	4,618
*	Mohawk Industries Inc.	36,653	4,548
*	Coherent Inc.	17,068	4,544
*	Paylocity Holding Corp.	26,044	4,543
	Lennox International Inc.	21,913	4,527
	Sensata Technologies Holding plc	106,893	4,416
	Advanced Drainage Systems Inc.	48,658	4,383
	Graphic Packaging Holding Co.	212,195	4,350
	Western Union Co.	260,864	4,296
*	Axon Enterprise Inc.	45,829	4,270
	Littelfuse Inc.	16,649	4,230
*	FTI Consulting Inc.	23,361	4,225
*	Trex Co. Inc.	77,642	4,225
*	Chart Industries Inc.	25,011	4,186
	MKS Instruments Inc.	39,861	4,091
	Donaldson Co. Inc.	84,009	4,044
	AGCO Corp.	40,234	3,971
	ITT Inc.	57,400	3,860
	MDU Resources Group Inc.	141,817	3,828
	Sonoco Products Co.	67,045	3,824
*	TopBuild Corp.	22,287	3,725
	Oshkosh Corp.	44,960	3,693
*	WESCO International Inc.	34,202	3,663
	Landstar System Inc.	25,096	3,649
	Woodward Inc.	39,061	3,613
	Acuity Brands Inc.	23,237	3,579
	EMCOR Group Inc.	34,708	3,574
*	XPO Logistics Inc.	74,181	3,573
	nVent Electric plc	113,168	3,546
	Brunswick Corp.	52,053	3,403
	Curtiss-Wright Corp.	25,743	3,400
	BWX Technologies Inc.	61,296	3,377
*	Saia Inc.	17,827	3,351
*	AMN Healthcare Services Inc.	30,452	3,341
*	Axalta Coating Systems Ltd.	150,830	3,335
		Shares	Market Value• ($000)
*	Euronet Worldwide Inc.	32,858	3,305
	Valmont Industries Inc.	14,471	3,251
*	ExlService Holdings Inc.	22,002	3,242
	Exponent Inc.	35,373	3,236
	MSA Safety Inc.	26,575	3,217
*	GXO Logistics Inc.	74,137	3,208
*	ASGN Inc.	33,006	2,979
	Simpson Manufacturing Co. Inc.	29,058	2,924
	Eagle Materials Inc.	26,582	2,922
	Louisiana-Pacific Corp.	54,644	2,864
*	MasTec Inc.	38,993	2,794
	ManpowerGroup Inc.	35,389	2,704
	Applied Industrial Technologies Inc.	27,883	2,682
	Crane Holdings Co.	30,362	2,658
	Maximus Inc.	41,680	2,605
	Allison Transmission Holdings Inc.	66,208	2,546
	Flowserve Corp.	87,262	2,498
	Vontier Corp.	108,637	2,498
*	Kirby Corp.	40,504	2,464
*	Atkore Inc.	29,158	2,420
*	Mercury Systems Inc.	37,520	2,414
	Insperity Inc.	24,109	2,407
	John Bean Technologies Corp.	21,794	2,406
	Armstrong World Industries Inc.	32,030	2,401
*	Marqeta Inc. Class A	294,519	2,389
	Silgan Holdings Inc.	57,730	2,387
	Air Lease Corp. Class A	71,148	2,378
	Watts Water Technologies Inc. Class A	18,949	2,328
	Ryder System Inc.	32,744	2,327
*	Fluor Corp.	95,070	2,314
	GATX Corp.	24,496	2,307
	Triton International Ltd.	43,741	2,303
	HB Fuller Co.	37,866	2,280
	MSC Industrial Direct Co. Inc. Class A	29,881	2,244
*	Affirm Holdings Inc.	123,022	2,222
	Zurn Water Solutions Corp.	80,577	2,195
*	Aerojet Rocketdyne Holdings Inc.	52,575	2,135
	Franklin Electric Co. Inc.	28,817	2,111
	Korn Ferry	35,873	2,081
	Spirit AeroSystems Holdings Inc. Class A	70,629	2,069
*	Welbilt Inc.	86,108	2,050
	Comfort Systems USA Inc.	24,609	2,046
*	API Group Corp.	136,047	2,037
	Matson Inc.	27,336	1,992
*	ACI Worldwide Inc.	76,836	1,989
*	TriNet Group Inc.	25,222	1,958
*	Allegheny Technologies Inc.	85,235	1,936
	Otter Tail Corp.	28,834	1,936
	ABM Industries Inc.	44,371	1,927
	Brink's Co.	31,718	1,926
*	Resideo Technologies Inc.	98,472	1,912

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Beacon Roofing Supply Inc.	37,124	1,907
	EnerSys	31,872	1,879
*	Summit Materials Inc. Class A	79,487	1,851
	Hillenbrand Inc.	44,479	1,822
	ManTech International Corp. Class A	18,947	1,808
	UniFirst Corp.	10,467	1,802
*	Dycom Industries Inc.	19,311	1,797
*	Meritor Inc.	49,061	1,782
*	Bloom Energy Corp. Class A	106,109	1,751
	EVERTEC Inc.	47,088	1,737
	Forward Air Corp.	18,624	1,713
	Albany International Corp. Class A	21,656	1,706
	Belden Inc.	31,032	1,653
	Werner Enterprises Inc.	42,161	1,625
	AAON Inc.	29,506	1,616
	Esab Corp.	36,748	1,608
*	Verra Mobility Corp. Class A	101,856	1,600
	Badger Meter Inc.	19,682	1,592
*	Hub Group Inc. Class A	22,366	1,587
*	SPX Corp.	29,324	1,549
	Moog Inc. Class A	19,474	1,546
	HEICO Corp.	11,684	1,532
	Altra Industrial Motion Corp.	43,417	1,530
	Herc Holdings Inc.	16,954	1,528
	Brady Corp. Class A	31,766	1,501
*	O-I Glass Inc.	107,192	1,501
	Federal Signal Corp.	42,058	1,497
*	Itron Inc.	30,145	1,490
	Helios Technologies Inc.	22,420	1,485
	Kadant Inc.	7,793	1,421
	Trinity Industries Inc.	56,353	1,365
*	AeroVironment Inc.	16,525	1,358
*	CBIZ Inc.	33,962	1,357
	Installed Building Products Inc.	16,317	1,357
	Encore Wire Corp.	13,031	1,354
*	Air Transport Services Group Inc.	46,477	1,335
	Kennametal Inc.	56,409	1,310
	Maxar Technologies Inc.	48,992	1,278
	Mueller Water Products Inc. Class A	108,466	1,272
*	Alight Inc. Class A	187,995	1,269
	McGrath RentCorp.	16,525	1,256
*	GMS Inc.	27,634	1,230
	Greif Inc. Class A	19,702	1,229
	Terex Corp.	44,769	1,225
*	AZEK Co. Inc. Class A	71,777	1,202
*	Kratos Defense & Security Solutions Inc.	86,023	1,194
	EnPro Industries Inc.	14,440	1,183
*	Shift4 Payments Inc. Class A	35,488	1,173
	ESCO Technologies Inc.	17,101	1,169
	ICF International Inc.	12,294	1,168
*	Masonite International Corp.	15,135	1,163
	ArcBest Corp.	16,334	1,149
	Bread Financial Holdings Inc.	30,978	1,148
		Shares	Market Value• ($000)
	CSW Industrials Inc.	10,973	1,131
*	Atlas Air Worldwide Holdings Inc.	18,074	1,115
*	Cornerstone Building Brands Inc.	44,722	1,095
*	NV5 Global Inc.	9,107	1,063
	Barnes Group Inc.	33,585	1,046
*	MYR Group Inc.	11,530	1,016
*	Veritiv Corp.	9,218	1,001
	Lindsay Corp.	7,457	990
	Griffon Corp.	35,110	984
*	CryoPort Inc.	31,697	982
*	Hayward Holdings Inc.	67,843	976
*	Huron Consulting Group Inc.	14,684	954
*	CoreCivic Inc.	85,575	951
*	OSI Systems Inc.	10,833	926
*	Core & Main Inc. Class A	40,594	905
*	AAR Corp.	21,587	903
*	Proto Labs Inc.	18,519	886
	Granite Construction Inc.	30,352	884
	TTEC Holdings Inc.	12,953	879
*	Gates Industrial Corp. plc	80,550	871
	ADT Inc.	141,530	870
*	Flywire Corp.	49,317	869
*	JELD-WEN Holding Inc.	59,302	865
*	Vicor Corp.	15,687	859
*,1	Nikola Corp.	177,142	843
	Kforce Inc.	13,676	839
*	Legalzoom.com Inc.	75,616	831
	Alamo Group Inc.	7,059	822
*	Gibraltar Industries Inc.	21,196	821
*	Green Dot Corp. Class A	32,491	816
	TriMas Corp.	28,726	795
*	Virgin Galactic Holdings Inc.	131,466	791
	Enerpac Tool Group Corp. Class A	41,521	790
	Primoris Services Corp.	36,175	787
	International Seaways Inc.	34,950	741
*	Evo Payments Inc. Class A	31,355	737
	Patrick Industries Inc.	14,217	737
	Greenbrier Cos. Inc.	20,392	734
*	Hillman Solutions Corp.	84,622	731
*,1	Joby Aviation Inc.	143,305	704
	Mesa Laboratories Inc.	3,445	703
	Standex International Corp.	8,295	703
*	Repay Holdings Corp. Class A	53,771	691
	Marten Transport Ltd.	40,814	686
	Tennant Co.	11,539	684
*	Enovix Corp.	76,156	679
*	Payoneer Global Inc.	168,786	662
*	PGT Innovations Inc.	39,656	660
	AZZ Inc.	15,888	649
*	Energy Recovery Inc.	33,196	645
*	TuSimple Holdings Inc. Class A	88,349	639
	Kaman Corp.	19,969	624
*	Proterra Inc.	134,085	622
	Astec Industries Inc.	15,201	620

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Montrose Environmental Group Inc.	18,177	614
*	Rocket Lab USA Inc.	159,383	604
*,1	PureCycle Technologies Inc.	79,381	589
	Deluxe Corp.	26,832	581
	Schneider National Inc. Class B	25,672	575
	Apogee Enterprises Inc.	14,595	572
	H&E Equipment Services Inc.	19,417	563
*	Construction Partners Inc. Class A	26,691	559
	Columbus McKinnon Corp.	19,147	543
*	Great Lakes Dredge & Dock Corp.	41,356	542
*	Titan International Inc.	35,883	542
	Myers Industries Inc.	23,690	538
*	Donnelley Financial Solutions Inc.	17,996	527
*	Triumph Group Inc.	39,684	527
*	Cross Country Healthcare Inc.	25,192	525
*	SP Plus Corp.	16,774	515
*	AvidXchange Holdings Inc.	82,747	508
*	American Woodmark Corp.	10,821	487
*	Conduent Inc.	111,555	482
	Quanex Building Products Corp.	21,028	478
*	First Advantage Corp.	37,651	477
*	ZipRecruiter Inc. Class A	32,105	476
*	Mirion Technologies Inc.	79,716	459
	CRA International Inc.	5,079	454
*	International Money Express Inc.	22,080	452
*	Napco Security Technologies Inc.	21,864	450
*	BlueLinx Holdings Inc.	6,697	447
	Chase Corp.	5,697	443
	Heidrick & Struggles International Inc.	13,691	443
*	Remitly Global Inc.	57,670	442
	Resources Connection Inc.	21,671	441
	Insteel Industries Inc.	13,017	438
*	Aurora Innovation Inc.	225,394	431
	Kelly Services Inc. Class A	20,999	416
	Heartland Express Inc.	29,684	413
*	Cimpress plc	10,521	409
	Gorman-Rupp Co.	14,366	407
*	Forrester Research Inc.	8,441	404
*	Franklin Covey Co.	8,755	404
	Argan Inc.	10,800	403
	Shyft Group Inc.	21,665	403
*	Janus International Group Inc.	44,273	400
*	FARO Technologies Inc.	12,825	395
*	Sterling Infrastructure Inc.	17,873	392
*	TrueBlue Inc.	21,727	389
		Shares	Market Value• ($000)
	Wabash National Corp.	28,461	386
*	Modine Manufacturing Co.	35,423	373
*	I3 Verticals Inc. Class A	14,839	371
	Douglas Dynamics Inc.	12,571	361
	Hyster-Yale Materials Handling Inc.	11,166	360
*	BTRS Holdings Inc. Class A	71,710	357
	Ennis Inc.	17,542	355
	Pitney Bowes Inc.	96,072	348
*	Titan Machinery Inc.	15,341	344
*	Paya Holdings Inc.	52,371	344
	National Presto Industries Inc.	5,208	342
*	Thermon Group Holdings Inc.	23,383	329
*	Ducommun Inc.	7,555	325
	Barrett Business Services Inc.	4,412	322
*	TaskUS Inc. Class A	19,113	322
	Eagle Bulk Shipping Inc.	5,976	310
*,1	Desktop Metal Inc. Class A	140,607	309
*	BrightView Holdings Inc.	25,317	304
*	CS Disco Inc.	16,686	301
*	DXP Enterprises Inc.	9,402	288
*	Transcat Inc.	5,061	288
*	Hyliion Holdings Corp.	85,490	275
	Pactiv Evergreen Inc.	27,313	272
*,1	Danimer Scientific Inc.	58,942	269
	REV Group Inc.	24,469	266
*	Archer Aviation Inc. Class A	86,321	266
*,1	Workhorse Group Inc.	101,474	264
*	Vishay Precision Group Inc.	9,031	263
*	Vectrus Inc.	7,758	260
	Cass Information Systems Inc.	7,443	252
	VSE Corp.	6,435	242
*,1	Microvast Holdings Inc.	108,265	240
*	Willdan Group Inc.	8,638	238
*	Custom Truck One Source Inc.	42,513	238
	Kronos Worldwide Inc.	12,662	233
*	CIRCOR International Inc.	13,776	226
	Cadre Holdings Inc.	11,279	222
*	Manitowoc Co. Inc.	20,774	219
*	Tutor Perini Corp.	24,689	217
*	Hireright Holdings Corp.	15,290	217
*	Cantaloupe Inc.	38,378	215
*	Babcock & Wilcox Enterprises Inc.	34,947	211
*	Radiant Logistics Inc.	28,389	211
*	Daseke Inc.	32,052	205
	Information Services Group Inc.	30,277	205
*	IES Holdings Inc.	6,774	204
*	Advantage Solutions Inc.	53,753	204
*	Ranpak Holdings Corp. Class A	28,481	199

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Distribution Solutions Group Inc.	3,849	198
*	Astronics Corp.	18,393	187
*	Blade Air Mobility Inc.	41,940	187
*	PFSweb Inc.	15,856	186
	Allied Motion Technologies Inc.	7,902	180
*	Acacia Research Corp.	35,109	177
*	USA Truck Inc.	5,577	175
*	Hudson Technologies Inc.	23,217	174
	Powell Industries Inc.	7,406	173
*	DHI Group Inc.	34,401	171
*	ShotSpotter Inc.	6,306	170
	US Lime & Minerals Inc.	1,592	168
*	Velo3D Inc.	119,272	165
*	Aspen Aerogels Inc.	16,598	164
*	Sterling Check Corp.	9,952	162
	Covenant Logistics Group Inc. Class A	6,345	159
*	BlackSky Technology Inc.	67,765	157
*,1	Hyzon Motors Inc.	51,124	150
*	Atlanticus Holdings Corp.	4,164	146
	LSI Industries Inc.	23,578	145
*	Infrastructure and Energy Alternatives Inc.	17,916	144
*	Skillsoft Corp.	40,845	144
*	Paymentus Holdings Inc. Class A	10,632	142
*,1	Sarcos Technology and Robotics Corp.	52,552	140
	Miller Industries Inc.	6,057	137
*	RCM Technologies Inc.	6,698	136
*	Concrete Pumping Holdings Inc.	22,106	134
*	Performant Financial Corp.	51,043	134
*	Markforged Holding Corp.	71,461	132
	Park Aerospace Corp.	10,255	131
	Universal Logistics Holdings Inc.	4,679	128
	Hurco Cos. Inc.	5,040	125
*	Commercial Vehicle Group Inc.	21,010	123
*	AEye Inc.	63,833	122
*	Moneylion Inc.	92,724	122
*	Blue Bird Corp.	13,070	120
*	Evolv Technologies Holdings Inc.	44,649	119
*	Luna Innovations Inc.	19,734	115
*	Energous Corp.	111,749	112
	Park-Ohio Holdings Corp.	7,053	112
*	CECO Environmental Corp.	18,094	108
*	Innovative Solutions and Support Inc.	14,876	107
	BGSF Inc.	8,582	106
*	Vivint Smart Home Inc.	30,076	105
*	Yellow Corp.	35,952	105
*	Momentus Inc.	48,123	104
*	ServiceSource International Inc.	70,191	103
		Shares	Market Value• ($000)
*	Aersale Corp.	7,005	102
*	L B Foster Co. Class A	7,870	101
*	Atlas Technical Consultants Inc.	18,945	100
*	Gencor Industries Inc.	9,715	99
*	Byrna Technologies Inc.	11,420	98
*	Iteris Inc.	33,154	96
*	Target Hospitality Corp.	16,634	95
*	Astra Space Inc.	70,427	92
*	PAM Transportation Services Inc.	3,326	91
*	Hudson Global Inc.	2,857	90
*	Mistras Group Inc.	15,007	89
*	DLH Holdings Corp.	5,768	88
*	Spire Global Inc.	74,685	87
*	MICT Inc.	151,080	86
*	Twin Disc Inc.	9,394	85
*	Core Molding Technologies Inc.	9,054	83
*	Manitex International Inc.	12,574	82
*	Hydrofarm Holdings Group Inc.	23,262	81
	ARC Document Solutions Inc.	30,422	80
*,1	Lightning eMotors Inc.	28,794	80
*	Latch Inc.	64,981	74
*	Karat Packaging Inc.	4,292	73
*	Quad/Graphics Inc.	26,173	72
*	BM Technologies Inc. (XASE)	12,201	72
	Hirequest Inc.	4,907	69
*	VirTra Inc.	13,519	67
*	Velodyne Lidar Inc.	68,847	66
*	Bowman Consulting Group Ltd. Class A	5,072	63
*	Orion Group Holdings Inc.	27,064	62
	Graham Corp.	9,026	62
*	FreightCar America Inc.	16,584	60
*	CPI Card Group Inc.	3,492	59
*,1	Xos Inc.	30,722	57
*	Hill International Inc.	32,680	55
*,1	View Inc.	33,901	55
*	Alpha Pro Tech Ltd.	12,073	54
*	RF Industries Ltd.	8,155	51
*	US Xpress Enterprises Inc. Class A	17,513	47
*	Biotricity Inc.	26,299	47
*,1	Wrap Technologies Inc.	24,753	46
*	Limbach Holdings Inc.	8,177	44
*	Mayville Engineering Co. Inc.	5,637	44
*	INNOVATE Corp.	25,298	44
*	Orion Energy Systems Inc.	20,324	41
*	Frequency Electronics Inc.	5,508	40
*	Usio Inc.	16,474	40
*	IZEA Worldwide Inc.	43,567	39
*	Overseas Shipholding Group Inc. Class A	18,806	39
*	Rekor Systems Inc.	22,282	39
*	EVI Industries Inc.	3,692	37
*	Smith-Midland Corp.	2,675	37
*	Redwire Corp.	11,752	36
*	LightPath Technologies Inc. Class A	25,635	32

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Eos Energy Enterprises Inc.	25,092	30
*	Horizon Global Corp.	17,601	29
*	StarTek Inc.	9,990	29
*	Berkshire Grey Inc.	19,018	28
*	Bitnile Holdings Inc.	102,278	27
	Aikido Pharma Inc.	4,463	26
*	ClearSign Technologies Corp.	20,576	25
*,1	AgEagle Aerial Systems Inc.	37,077	24
*	Agrify Corp.	11,061	22
*	Williams Industrial Services Group Inc.	16,026	22
*,1	Orbital Energy Group Inc.	30,739	19
*	ENGlobal Corp.	18,051	17
	Mega Matrix Corp.	12,430	17
*	Enjoy Technology Inc.	29,070	6
			3,249,029
Other (0.0%)[3]
*,2	ESC Lubys Inc.	14,037	25
*,2	Spirit MTA REIT	58,489	16
*,2	Omthera Pharmaceutical Inc. CVR	31,662	8
*,2	Contra Strongbridge CVR	45,385	8
*,2	Alexza Pharmaceuticals CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Contra Adamas Pharmace CVR	30,505	2
*,2	Contra Adamas Pharmace CVR	30,505	2
*,2	Contra Miragen Therape CVR	67,673	1
[2]	Esc Srax Inc.	18,450	1
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
*,2	Contra Aerpio Pharmace CVR	60,976	—
			68
Real Estate (3.7%)
	American Tower Corp.	316,859	80,986
	Prologis Inc.	504,608	59,367
	Crown Castle International Corp.	295,340	49,729
	Equinix Inc.	62,114	40,810
	Public Storage	101,614	31,772
	Realty Income Corp.	409,866	27,977
	Welltower Inc.	309,655	25,500
	Digital Realty Trust Inc.	194,662	25,273
	SBA Communications Corp. Class A	73,558	23,542
	Simon Property Group Inc.	224,354	21,296
	VICI Properties Inc.	655,830	19,537
	AvalonBay Communities Inc.	95,536	18,558
	Equity Residential	244,793	17,679
	Weyerhaeuser Co.	506,383	16,771
*	CoStar Group Inc.	272,394	16,455
	Alexandria Real Estate Equities Inc.	112,140	16,264
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	213,207	15,694
	Extra Space Storage Inc.	92,171	15,680
	Invitation Homes Inc.	417,003	14,837
	Duke Realty Corp.	262,886	14,446
	Ventas Inc.	273,444	14,063
	Mid-America Apartment Communities Inc.	78,209	13,661
	Sun Communities Inc.	83,186	13,257
	Essex Property Trust Inc.	44,444	11,623
	WP Carey Inc.	131,230	10,874
	UDR Inc.	217,949	10,034
	Camden Property Trust	72,192	9,708
	Iron Mountain Inc.	197,415	9,612
	Healthpeak Properties Inc.	366,427	9,494
	Boston Properties Inc.	97,358	8,663
	Kimco Realty Corp.	418,424	8,272
	Equity LifeStyle Properties Inc.	113,728	8,014
	Host Hotels & Resorts Inc.	492,962	7,730
	Gaming and Leisure Properties Inc.	160,936	7,381
	Regency Centers Corp.	116,683	6,921
	American Homes 4 Rent Class A	188,345	6,675
	CubeSmart	152,316	6,507
	Rexford Industrial Realty Inc.	111,474	6,420
	Life Storage Inc.	57,093	6,375
	Medical Properties Trust Inc.	408,304	6,235
	American Campus Communities Inc.	94,379	6,085
*	Jones Lang LaSalle Inc.	34,008	5,947
	Americold Realty Trust Inc.	187,714	5,639
	Lamar Advertising Co. Class A	58,832	5,175
	National Retail Properties Inc.	120,010	5,160
	Federal Realty Investment Trust	53,796	5,150
	STORE Capital Corp.	184,749	4,818
	Omega Healthcare Investors Inc.	159,043	4,483
	EastGroup Properties Inc.	28,587	4,412
	Apartment Income REIT Corp.	105,612	4,393
	Healthcare Trust of America Inc. Class A	155,532	4,341
	First Industrial Realty Trust Inc.	88,763	4,215
	Kilroy Realty Corp.	80,388	4,207
	Brixmor Property Group Inc.	203,422	4,111
	STAG Industrial Inc.	121,333	3,747
	Rayonier Inc.	99,210	3,709
	Agree Realty Corp.	50,939	3,674
	Spirit Realty Capital Inc.	90,137	3,405
	Vornado Realty Trust	116,674	3,336
*	Zillow Group Inc. Class C	98,248	3,119

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Independence Realty Trust Inc.	150,249	3,115
	Terreno Realty Corp.	54,813	3,055
	Cousins Properties Inc.	101,086	2,955
	National Storage Affiliates Trust	58,918	2,950
	Healthcare Realty Trust Inc.	101,622	2,764
	Physicians Realty Trust	153,279	2,675
*	Ryman Hospitality Properties Inc.	35,058	2,665
	Phillips Edison & Co. Inc.	76,999	2,573
	Douglas Emmett Inc.	114,083	2,553
	Kite Realty Group Trust	147,374	2,548
	Highwoods Properties Inc.	71,592	2,448
	PS Business Parks Inc.	13,001	2,433
	EPR Properties	51,042	2,395
	Sabra Health Care REIT Inc.	168,525	2,354
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	59,529	2,254
	Broadstone Net Lease Inc.	109,620	2,248
	Apple Hospitality REIT Inc.	149,745	2,197
	LXP Industrial Trust	197,102	2,117
	Innovative Industrial Properties Inc.	19,032	2,091
	JBG SMITH Properties	87,057	2,058
	Corporate Office Properties Trust	77,513	2,030
	SL Green Realty Corp.	43,860	2,024
*	Digitalbridge Group Inc.	411,547	2,008
*	Equity Commonwealth	72,435	1,994
	Park Hotels & Resorts Inc.	144,384	1,959
	PotlatchDeltic Corp.	43,664	1,930
	Essential Properties Realty Trust Inc.	88,703	1,906
	National Health Investors Inc.	30,318	1,838
*	Howard Hughes Corp.	26,283	1,789
	SITE Centers Corp.	125,635	1,692
	Four Corners Property Trust Inc.	63,340	1,684
	Outfront Media Inc.	98,236	1,665
*	Cushman & Wakefield plc	105,072	1,601
*	Opendoor Technologies Inc.	318,897	1,502
	Kennedy-Wilson Holdings Inc.	79,155	1,499
	Uniti Group Inc.	157,013	1,479
	Pebblebrook Hotel Trust	87,455	1,449
*	Sunstone Hotel Investors Inc.	145,044	1,439
	Hudson Pacific Properties Inc.	94,743	1,406
	RLJ Lodging Trust	117,732	1,299
*	Zillow Group Inc. Class A	40,527	1,289
	CareTrust REIT Inc.	67,517	1,245
	Washington REIT	58,407	1,245
	Retail Opportunity Investments Corp.	77,970	1,230
		Shares	Market Value• ($000)
	Easterly Government Properties Inc. Class A	63,172	1,203
	Macerich Co.	136,151	1,186
	Brandywine Realty Trust	120,934	1,166
	Urban Edge Properties	76,524	1,164
*	DiamondRock Hospitality Co.	140,967	1,157
	Office Properties Income Trust	56,122	1,120
*	Xenia Hotels & Resorts Inc.	76,086	1,106
	InvenTrust Properties Corp.	42,782	1,103
	LTC Properties Inc.	28,389	1,090
	Piedmont Office Realty Trust Inc. Class A	79,719	1,046
	St. Joe Co.	26,267	1,039
	Acadia Realty Trust	65,513	1,023
	Global Net Lease Inc.	71,845	1,017
*,1	WeWork Inc. Class A	196,655	987
	Tanger Factory Outlet Centers Inc.	67,520	960
	Newmark Group Inc. Class A	98,480	952
	American Assets Trust Inc.	31,833	945
	Paramount Group Inc.	128,115	926
	NexPoint Residential Trust Inc.	14,709	919
	Centerspace	10,976	895
	Empire State Realty Trust Inc. Class A	120,020	844
	Alexander & Baldwin Inc.	45,870	823
*	Radius Global Infrastructure Inc. Class A (XNMS)	50,660	773
*	Anywhere Real Estate Inc.	76,594	753
	Getty Realty Corp.	27,148	719
	Necessity Retail REIT Inc.	94,505	688
*	Compass Inc. Class A	182,449	659
*	Apartment Investment and Management Co. Class A	101,985	653
	Marcus & Millichap Inc.	17,565	650
*	Veris Residential Inc.	48,619	644
	Industrial Logistics Properties Trust	44,066	620
	Service Properties Trust	117,462	614
	UMH Properties Inc.	32,147	568
	NETSTREIT Corp.	29,778	562
*	Redfin Corp.	67,811	559
	Armada Hoffler Properties Inc.	43,488	558
*	GEO Group Inc.	84,299	556
	Community Healthcare Trust Inc.	15,283	553
	eXp World Holdings Inc.	45,922	541
*	Summit Hotel Properties Inc.	69,601	506
	RPT Realty	51,271	504
	Bluerock Residential Growth REIT Inc. Class A	18,525	487

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Global Medical REIT Inc.	42,726	480
	Gladstone Commercial Corp.	24,663	465
	Gladstone Land Corp.	20,534	455
	Farmland Partners Inc.	32,784	452
	Plymouth Industrial REIT Inc.	24,601	432
	Safehold Inc.	12,149	430
	Orion Office REIT Inc.	38,056	417
	Urstadt Biddle Properties Inc. Class A	25,431	412
	Saul Centers Inc.	8,617	406
	Ares Commercial Real Estate Corp.	32,386	396
	Universal Health Realty Income Trust	7,336	390
	CatchMark Timber Trust Inc. Class A	38,117	383
	City Office REIT Inc.	29,374	380
	Whitestone REIT	32,634	351
*	Chatham Lodging Trust	33,517	350
	RE/MAX Holdings Inc. Class A	14,143	347
	One Liberty Properties Inc.	13,031	339
	Diversified Healthcare Trust	174,895	318
	RMR Group Inc. Class A	10,594	300
	CTO Realty Growth Inc.	4,701	287
	Alexander's Inc.	1,287	286
	Bridge Investment Group Holdings Inc. Class A	18,625	271
	Franklin Street Properties Corp.	62,401	260
*	Tejon Ranch Co.	15,750	244
*	Hersha Hospitality Trust Class A	23,243	228
	Indus Realty Trust Inc.	3,594	213
*	FRP Holdings Inc.	3,443	208
	Douglas Elliman Inc.	43,451	208
	Postal Realty Trust Inc. Class A	13,499	201
*	Forestar Group Inc.	14,252	195
	Braemar Hotels & Resorts Inc.	44,461	191
	Cedar Realty Trust Inc.	6,343	183
*	Stratus Properties Inc.	5,338	172
	BRT Apartments Corp.	7,749	167
*	Seritage Growth Properties Class A	23,441	122
*	Ashford Hospitality Trust Inc.	20,163	121
	Clipper Realty Inc.	14,188	110
	Alpine Income Property Trust Inc.	6,005	108
	CIM Commercial Trust Corp.	13,505	96
[1]	Modiv Inc. Class C REIT	5,361	95
*	Maui Land & Pineapple Co. Inc.	7,827	74
*	Offerpad Solutions Inc.	29,885	65
	Global Self Storage Inc.	8,627	49
*	Fathom Holdings Inc.	5,453	43
		Shares	Market Value• ($000)
	New York City REIT Inc. Class A	7,408	39
*	Sotherly Hotels Inc.	18,957	33
*	Wheeler REIT Inc.	11,681	30
*	Power REIT	2,325	30
*	Rafael Holdings Inc. Class B	13,424	25
[1]	Pennsylvania REIT	3,272	11
			959,174
Technology (25.7%)
	Apple Inc.	10,485,549	1,433,584
	Microsoft Corp.	5,100,477	1,309,956
*	Alphabet Inc. Class A	205,224	447,236
*	Alphabet Inc. Class C	181,540	397,110
*	Meta Platforms Inc. Class A	1,564,629	252,296
	NVIDIA Corp.	1,622,859	246,009
	Broadcom Inc.	264,479	128,487
*	Adobe Inc.	322,335	117,994
*	Salesforce Inc.	644,493	106,367
	Intel Corp.	2,787,001	104,262
	QUALCOMM Inc.	763,887	97,579
	Texas Instruments Inc.	627,691	96,445
	International Business Machines Corp.	612,833	86,526
*	Advanced Micro Devices Inc.	1,106,172	84,589
	Intuit Inc.	182,888	70,492
	Oracle Corp.	1,000,623	69,914
*	ServiceNow Inc.	136,824	65,063
	Applied Materials Inc.	602,628	54,827
	Analog Devices Inc.	354,547	51,796
	Micron Technology Inc.	761,312	42,085
	Lam Research Corp.	94,728	40,368
*	Palo Alto Networks Inc.	68,139	33,657
	KLA Corp.	102,017	32,552
*	Synopsys Inc.	104,576	31,760
	Roper Technologies Inc.	72,145	28,472
*	Cadence Design Systems Inc.	188,460	28,275
*	Fortinet Inc.	466,025	26,368
	Amphenol Corp. Class A	406,948	26,199
*	Autodesk Inc.	148,770	25,582
*	Snowflake Inc. Class A	183,374	25,500
	Marvell Technology Inc.	585,174	25,473
	TE Connectivity Ltd.	219,750	24,865
	Cognizant Technology Solutions Corp. Class A	354,498	23,925
*	Crowdstrike Holdings Inc. Class A	138,782	23,393
	Microchip Technology Inc.	379,545	22,044
	HP Inc.	638,380	20,926
*	Workday Inc. Class A	136,487	19,051
*	Datadog Inc. Class A	175,239	16,690
	Corning Inc.	521,206	16,423
	VMware Inc. Class A	143,761	16,386
*	Zoom Video Communications Inc. Class A	147,088	15,881
*	Twitter Inc.	419,174	15,673
*	ON Semiconductor Corp.	297,712	14,978
	CDW Corp.	92,300	14,543
*	ANSYS Inc.	60,391	14,451

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Match Group Inc.	193,802	13,506
*	Gartner Inc.	52,332	12,655
	Hewlett Packard Enterprise Co.	897,105	11,896
	Monolithic Power Systems Inc.	30,070	11,548
*	MongoDB Inc. Class A	44,252	11,483
*	DoorDash Inc. Class A	174,372	11,189
*	EPAM Systems Inc.	37,045	10,920
*	Palantir Technologies Inc. Class A	1,190,431	10,797
*	VeriSign Inc.	63,290	10,590
	Skyworks Solutions Inc.	109,240	10,120
	NetApp Inc.	154,066	10,051
*	Akamai Technologies Inc.	109,903	10,037
	Seagate Technology Holdings plc	138,581	9,900
*	Twilio Inc. Class A	116,922	9,799
*	Paycom Software Inc.	34,781	9,743
	Teradyne Inc.	108,774	9,741
*	Splunk Inc.	109,330	9,671
*	Tyler Technologies Inc.	28,928	9,618
*	Western Digital Corp.	212,560	9,529
	Leidos Holdings Inc.	94,075	9,474
*	HubSpot Inc.	30,813	9,264
*	Okta Inc.	102,471	9,263
*	Snap Inc. Class A	703,260	9,234
	SS&C Technologies Holdings Inc.	148,078	8,599
*	Zscaler Inc.	57,372	8,578
	Entegris Inc.	92,748	8,545
	Citrix Systems Inc.	85,879	8,345
	Dell Technologies Inc. Class C	178,881	8,266
	NortonLifeLock Inc.	372,657	8,184
*	DocuSign Inc. Class A	135,706	7,787
*	GoDaddy Inc. Class A	109,817	7,639
*	PTC Inc.	71,233	7,575
*	Cloudflare Inc. Class A	171,974	7,524
*	Pinterest Inc. Class A	390,232	7,087
*	Qorvo Inc.	71,985	6,790
*	Black Knight Inc.	101,000	6,604
*	F5 Inc.	42,226	6,462
*	ZoomInfo Technologies Inc. Class A	191,649	6,370
*	Zendesk Inc.	83,610	6,193
*	Dynatrace Inc.	136,912	5,400
*	Wolfspeed Inc.	83,374	5,290
*	Unity Software Inc.	143,236	5,274
*	Arrow Electronics Inc.	45,277	5,075
*	DXC Technology Co.	165,156	5,006
	Bentley Systems Inc. Class B	149,552	4,980
*	Pure Storage Inc. Class A	193,261	4,969
*	Manhattan Associates Inc.	42,550	4,876
*	Ceridian HCM Holding Inc.	98,667	4,645
	KBR Inc.	93,715	4,535
*	Lattice Semiconductor Corp.	93,155	4,518
	Jabil Inc.	86,880	4,449
*	CACI International Inc. Class A	15,782	4,447
*	Five9 Inc.	47,327	4,313
		Shares	Market Value• ($000)
	CDK Global Inc.	78,726	4,312
*	IAC/InterActiveCorp.	56,637	4,303
*	Avalara Inc.	59,876	4,227
*,1	AppLovin Corp. Class A	121,778	4,194
*	Sailpoint Technologies Holdings Inc.	64,434	4,039
*	Dropbox Inc. Class A	192,327	4,037
*	Guidewire Software Inc.	56,256	3,994
	Concentrix Corp.	28,327	3,842
*	UiPath Inc. Class A	204,517	3,720
*	II-VI Inc.	72,872	3,713
*	Change Healthcare Inc.	159,694	3,683
	Azenta Inc.	50,787	3,662
*	Aspen Technology Inc.	19,453	3,573
*	Silicon Laboratories Inc.	25,101	3,520
	Science Applications International Corp.	37,638	3,504
*	Elastic NV	51,408	3,479
*	Tenable Holdings Inc.	74,995	3,406
	CMC Materials Inc.	19,403	3,386
*	Mandiant Inc.	154,463	3,370
*	Rogers Corp.	12,742	3,340
	Dolby Laboratories Inc. Class A	44,510	3,185
*	Synaptics Inc.	26,606	3,141
*	RingCentral Inc. Class A	58,293	3,046
	Power Integrations Inc.	39,789	2,985
*	Qualys Inc.	23,574	2,974
*	SentinelOne Inc. Class A	127,186	2,967
*	Coupa Software Inc.	51,599	2,946
	Universal Display Corp.	29,073	2,940
	Switch Inc. Class A	86,075	2,884
	Avnet Inc.	66,278	2,842
	National Instruments Corp.	89,509	2,795
*	Novanta Inc.	22,909	2,778
*	SPS Commerce Inc.	24,462	2,765
*	Cirrus Logic Inc.	37,828	2,744
	TD SYNNEX Corp.	29,631	2,699
*	Smartsheet Inc. Class A	83,810	2,634
*	NCR Corp.	83,117	2,586
*	Rapid7 Inc.	37,328	2,494
*	Teradata Corp.	67,048	2,481
*	Blackline Inc.	36,754	2,448
*	Semtech Corp.	43,961	2,417
*	Dun & Bradstreet Holdings Inc.	160,176	2,407
*	Onto Innovation Inc.	33,065	2,306
*	Box Inc. Class A	91,042	2,289
*	Ziff Davis Inc.	30,133	2,246
*	Varonis Systems Inc. Class B	75,006	2,199
*	Nutanix Inc. Class A	147,648	2,160
*	Perficient Inc.	23,383	2,144
*	Procore Technologies Inc.	46,968	2,132
*	IPG Photonics Corp.	22,594	2,127
*	Toast Inc. Class A	164,254	2,125
*	Blackbaud Inc.	35,136	2,040
*	FormFactor Inc.	52,671	2,040
*	Insight Enterprises Inc.	23,527	2,030
*	Fabrinet	24,740	2,006
*	Alarm.com Holdings Inc.	32,356	2,002

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Envestnet Inc.	37,285	1,968
*	Alteryx Inc. Class A	39,905	1,932
*	Workiva Inc. Class A	29,257	1,931
*	Diodes Inc.	28,518	1,841
	Advanced Energy Industries Inc.	24,971	1,822
*	Verint Systems Inc.	42,799	1,813
*	Altair Engineering Inc. Class A	33,882	1,779
*	New Relic Inc.	35,416	1,773
*	CommVault Systems Inc.	28,126	1,769
*	MACOM Technology Solutions Holdings Inc. Class H	36,444	1,680
	Vertiv Holdings Co. Class A	203,530	1,673
*	Sitime Corp.	10,247	1,671
*	DigitalOcean Holdings Inc.	39,734	1,643
*	Sanmina Corp.	40,091	1,633
*	Ambarella Inc.	24,837	1,626
*	Upwork Inc.	78,087	1,615
	Vishay Intertechnology Inc.	89,515	1,595
*	Confluent Inc. Class A	68,639	1,595
*	Rambus Inc.	74,097	1,592
*	Bumble Inc. Class A	56,484	1,590
*	MaxLinear Inc.	46,468	1,579
*	NetScout Systems Inc.	46,393	1,570
*	Sprout Social Inc. Class A	25,466	1,479
*	Covetrus Inc.	71,048	1,474
*	Plexus Corp.	18,499	1,452
*	Cargurus Inc.	65,064	1,398
*	Q2 Holdings Inc.	35,951	1,387
*	nCino Inc.	44,627	1,380
*	Kyndryl Holdings Inc.	139,372	1,363
	Progress Software Corp.	28,907	1,309
	Pegasystems Inc.	27,192	1,301
*	E2open Parent Holdings Inc.	166,093	1,292
*	PagerDuty Inc.	51,723	1,282
*	Yelp Inc. Class A	45,850	1,273
*	Appian Corp. Class A	26,824	1,270
	Amkor Technology Inc.	74,385	1,261
	CSG Systems International Inc.	20,402	1,218
*	Super Micro Computer Inc.	29,944	1,208
*	Axcelis Technologies Inc.	21,315	1,169
*	TechTarget Inc.	17,654	1,160
	Xerox Holdings Corp.	77,858	1,156
*	LiveRamp Holdings Inc.	43,378	1,120
*	Allscripts Healthcare Solutions Inc.	74,429	1,104
*	Jamf Holding Corp.	44,318	1,098
*	Appfolio Inc. Class A	11,973	1,085
*,1	MicroStrategy Inc. Class A	6,318	1,038
*	Digital Turbine Inc.	58,921	1,029
*	Clear Secure Inc. Class A	50,873	1,017
*	DoubleVerify Holdings Inc.	44,750	1,014
*	Gitlab Inc. Class A	18,931	1,006
		Shares	Market Value• ($000)
*	Parsons Corp.	24,218	979
	Xperi Holding Corp.	67,335	972
*	JFrog Ltd.	45,214	953
*	CCC Intelligent Solutions Holdings Inc.	102,699	945
*	ePlus Inc.	17,708	941
	Shutterstock Inc.	16,185	928
*	C3.ai Inc. Class A	50,572	923
*	Freshworks Inc. Class A	69,687	916
*	Schrodinger Inc.	34,577	913
*	Allegro MicroSystems Inc.	44,106	913
*	Fastly Inc. Class A	76,785	891
*	Cohu Inc.	31,184	865
	Methode Electronics Inc.	23,222	860
*	Asana Inc. Class A	48,049	845
*	Qualtrics International Inc. Class A	66,711	835
*	Ping Identity Holding Corp.	45,535	826
*	Ultra Clean Holdings Inc.	27,722	825
*	3D Systems Corp.	83,186	807
*	KnowBe4 Inc. Class A	51,374	802
*	Braze Inc. Class A	21,271	771
*	Paycor HCM Inc.	29,521	768
*	Photronics Inc.	38,847	757
*	Thoughtworks Holding Inc.	53,624	757
*	Duck Creek Technologies Inc.	50,899	756
*	Impinj Inc.	12,833	753
*	Momentive Global Inc.	85,146	749
*	TTM Technologies Inc.	59,455	743
*	Squarespace Inc. Class A	35,521	743
*	Magnite Inc.	82,921	736
	CTS Corp.	21,452	730
*	Everbridge Inc.	26,047	726
*	PROS Holdings Inc.	26,700	700
*	Zuora Inc. Class A	76,915	688
*	Xometry Inc. Class A	20,068	681
*	Veeco Instruments Inc.	34,951	678
*	PAR Technology Corp.	17,725	665
	A10 Networks Inc.	46,152	664
*	Cerence Inc.	26,075	658
*	LivePerson Inc.	44,604	631
*	BigCommerce Holdings Inc. Series 1	38,980	631
*	Model N Inc.	23,678	606
*	Agilysys Inc.	12,749	603
*	Olo Inc. Class A	60,739	600
*	Consensus Cloud Solutions Inc.	13,249	579
*,1	Matterport Inc.	157,064	575
*	ScanSource Inc.	18,370	572
	Simulations Plus Inc.	11,545	570
*	NeoPhotonics Corp.	36,030	567
*	Vimeo Inc.	91,848	553
*	Avid Technology Inc.	21,170	549
*	Unisys Corp.	45,211	544
*	Domo Inc. Class B	19,430	540
*	Eventbrite Inc. Class A	52,346	538
*	Sprinklr Inc. Class A	53,186	538

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	23,465	529
*	Ichor Holdings Ltd.	20,094	522
*	Definitive Healthcare Corp. Class A	22,357	513
*	SMART Global Holdings Inc.	30,860	505
*	Informatica Inc. Class A	24,131	501
*	Alpha & Omega Semiconductor Ltd.	14,774	493
*	CEVA Inc.	14,340	481
*	Grid Dynamics Holdings Inc.	28,554	480
*	PubMatic Inc. Class A	29,173	464
*	Sumo Logic Inc.	61,409	460
*	Amplitude Inc. Class A	32,143	459
*	ACM Research Inc. Class A	27,228	458
*	PDF Solutions Inc.	21,227	457
*,1	MicroVision Inc.	115,578	444
*,1	IonQ Inc.	97,134	425
*	N-Able Inc.	43,318	390
*	Expensify Inc. Class A	21,407	381
*	AvePoint Inc.	86,004	373
*	Yext Inc.	76,730	367
	American Software Inc. Class A	22,171	358
*	ForgeRock Inc. Class A	16,630	356
*	Rackspace Technology Inc.	48,958	351
*	Kimball Electronics Inc.	17,220	346
*	Zeta Global Holdings Corp. Class A	75,741	342
*	Alkami Technology Inc.	23,545	327
	Hackett Group Inc.	17,158	325
	PC Connection Inc.	6,930	305
*,1	HashiCorp Inc. Class A	10,365	305
*,1	UserTesting Inc.	60,380	303
	Ebix Inc.	17,760	300
*	nLight Inc.	28,958	296
*	Cyxtera Technologies Inc.	26,115	296
*	ChannelAdvisor Corp.	20,154	294
*	Tucows Inc. Class A	6,570	292
	SolarWinds Corp.	28,380	291
*,1	Samsara Inc. Class A	26,059	291
*	OneSpan Inc.	24,049	286
*	Bandwidth Inc. Class A	14,853	280
*	Upland Software Inc.	19,213	279
*	EngageSmart Inc.	17,183	276
*	Mitek Systems Inc.	29,293	271
*	Couchbase Inc.	16,504	271
*	SmartRent Inc.	59,443	269
*,1	indie Semiconductor Inc. Class A	47,023	268
*	Telos Corp.	33,040	267
*	Nextdoor Holdings Inc.	75,268	249
*	Blend Labs Inc. Class A	104,138	246
*	Aeva Technologies Inc.	76,978	241
*	ON24 Inc.	23,181	220
*	SEMrush Holdings Inc. Class A	16,908	219
*	Rimini Street Inc.	35,452	213
*	Vertex Inc. Class A	18,231	207
*	Edgio Inc.	88,134	204
*	Benefitfocus Inc.	22,947	179
*	EverCommerce Inc.	19,639	178
*	CyberOptics Corp.	5,061	177
		Shares	Market Value• ($000)
*	Credo Technology Group Holding Ltd.	14,682	171
*	AXT Inc.	28,066	164
*	TrueCar Inc.	62,905	163
*	Identiv Inc.	13,996	162
*	Brightcove Inc.	25,456	161
*	GTY Technologies Holdings Inc.	25,370	159
*	Digimarc Corp.	11,148	158
*	NerdWallet Inc. Class A	19,891	158
*	Intapp Inc.	10,477	153
	NVE Corp.	3,259	152
*	Mediaalpha Inc. Class A	15,378	151
*	MeridianLink Inc.	8,932	149
	Richardson Electronics Ltd.	10,034	147
*	Porch Group Inc.	55,645	142
*	WM Technology Inc.	41,877	138
*	Enfusion Inc. Class A	13,530	138
	Vivid Seats Inc. Class A	18,390	137
*	Atomera Inc.	14,264	134
*	Ouster Inc.	81,985	133
*	Aehr Test Systems	17,471	131
*	NextNav Inc.	55,807	127
*	Planet Labs PBC	29,139	126
*	eGain Corp.	12,737	124
*	Avaya Holdings Corp.	55,075	123
*	Groupon Inc. Class A	10,751	121
*	Veritone Inc.	18,337	120
*	Skillz Inc. Class A	93,761	116
*	Computer Task Group Inc.	13,414	115
*	Diebold Nixdorf Inc.	49,241	112
*	QuickLogic Corp.	11,891	101
*	Immersion Corp.	18,110	97
*	EverQuote Inc. Class A	10,735	95
*,1	Cleanspark Inc.	24,325	95
	Transphorm Inc.	24,701	94
*	CoreCard Corp.	3,812	93
*,1	Vroom Inc.	74,354	93
*	EMCORE Corp.	30,051	92
*	Intevac Inc.	18,754	91
*	Daktronics Inc.	29,724	89
*	comScore Inc.	41,944	86
*	Astronova Inc.	6,757	81
*,1	KULR Technology Group Inc.	52,190	81
*	SecureWorks Corp. Class A	7,362	80
*	Innodata Inc.	16,482	80
*	Red Violet Inc.	4,096	78
*,1	IronNet Inc.	34,984	77
*	Issuer Direct Corp.	2,964	75
*	Asure Software Inc.	12,707	72
*	Weave Communications Inc.	23,557	72
*,1	Alpine 4 Holdings Inc.	101,723	72
*	Pixelworks Inc.	32,680	62
*	Kopin Corp.	54,575	61
*	Smith Micro Software Inc.	24,487	60
*	VirnetX Holding Corp.	48,198	56
*	GSI Technology Inc.	15,882	55
*	Steel Connect Inc.	40,391	54
*	Mastech Digital Inc.	3,641	54
*	Research Frontiers Inc.	30,521	53

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Park City Group Inc.	12,115	53
*	Beachbody Co. Inc.	44,053	53
*	Synchronoss Technologies Inc.	43,985	51
*	KORE Group Holdings Inc.	15,866	49
*	Terawulf Inc.	40,484	49
*	Quantum Corp.	33,620	48
*,1	Nuvve Holding Corp.	10,269	48
*	Loyalty Ventures Inc.	13,348	48
*	One Stop Systems Inc.	11,905	47
*	Everspin Technologies Inc.	8,435	44
*,1	Phunware Inc.	40,040	43
*	Viant Technology Inc. Class A	8,483	43
*	1stdibs.com Inc.	7,570	43
*	Amtech Systems Inc.	5,730	42
*	Inuvo Inc.	84,564	42
*	inTEST Corp.	6,184	42
*	CSP Inc.	4,375	40
*	Key Tronic Corp.	8,842	39
*	Soluna Holdings Inc.	9,681	39
*	Quantum Computing Inc.	16,529	39
*	Super League Gaming Inc.	37,313	38
*	NextPlay Technologies Inc.	106,304	37
*	SkyWater Technology Inc.	6,058	36
*	eMagin Corp.	50,679	33
*	Verb Technology Co. Inc.	62,112	32
*	AudioEye Inc.	5,086	31
*	Arteris Inc.	4,387	31
*	Intellicheck Inc.	14,706	30
*	Boxlight Corp. Class A	44,270	30
*	Zedge Inc. Class B	10,242	30
*	Marin Software Inc.	17,513	29
*,1	Remark Holdings Inc.	64,944	29
*	NetSol Technologies Inc.	9,164	29
*	CVD Equipment Corp.	7,295	29
*	TransAct Technologies Inc.	7,051	28
*	Intrusion Inc.	6,811	27
	Cryptyde Inc.	13,312	27
*	Data I/O Corp.	8,084	25
*	BuzzFeed Inc.	16,000	25
*	SeaChange International Inc.	39,652	24
*	WidePoint Corp.	10,057	24
*,1	Ipsidy Inc.	10,356	20
*	Greenidge Generation Holdings Inc.	7,091	18
*	Waitr Holdings Inc.	72,347	11
*	Exela Technologies Inc.	97,169	11
*	Cipher Mining Inc.	7,796	11
*	Kubient Inc.	12,180	8
*	LogicMark Inc.	5,781	6
			6,579,429
Telecommunications (2.6%)
	Verizon Communications Inc.	2,719,771	138,028
	Comcast Corp. Class A	3,047,061	119,567
	Cisco Systems Inc.	2,540,249	108,316
		Shares	Market Value• ($000)
	AT&T Inc.	4,886,153	102,414
*	T-Mobile US Inc.	427,909	57,571
*	Charter Communications Inc. Class A	54,909	25,726
	Motorola Solutions Inc.	114,238	23,944
*	Arista Networks Inc.	159,309	14,934
*	Liberty Broadband Corp. Class C	86,616	10,016
	Lumen Technologies Inc.	699,882	7,636
*	Roku Inc.	81,443	6,690
	Juniper Networks Inc.	223,887	6,381
	Cable One Inc.	4,070	5,247
*	Ciena Corp.	102,948	4,705
*	Frontier Communications Parent Inc.	166,383	3,917
*	Lumentum Holdings Inc.	44,912	3,567
*	Vonage Holdings Corp.	171,697	3,235
*	DISH Network Corp. Class A	170,292	3,053
*	Iridium Communications Inc.	77,278	2,902
*	Viavi Solutions Inc.	154,103	2,039
*	Liberty Broadband Corp. Class A	15,184	1,724
	Cogent Communications Holdings Inc.	28,358	1,723
*	ViaSat Inc.	47,728	1,462
*	Altice USA Inc. Class A	145,163	1,343
	InterDigital Inc.	21,310	1,296
*	Calix Inc.	36,338	1,241
	Telephone and Data Systems Inc.	70,973	1,121
*	Plantronics Inc.	26,681	1,059
*	CommScope Holding Co. Inc.	138,111	845
*	Extreme Networks Inc.	87,361	779
*	Gogo Inc.	44,242	716
	Shenandoah Telecommunications Co.	31,425	698
*	WideOpenWest Inc.	37,686	686
*	Infinera Corp.	126,444	678
	ADTRAN Inc.	34,317	602
*	Globalstar Inc.	484,891	596
*	Harmonic Inc.	67,376	584
*	Digi International Inc.	21,232	514
*	Clearfield Inc.	7,715	478
*	EchoStar Corp. Class A	24,414	471
*,1	Lightwave Logic Inc.	70,126	459
*	8x8 Inc.	79,285	408
	ATN International Inc.	8,389	393
*	Consolidated Communications Holdings Inc.	55,540	389
*	NETGEAR Inc.	19,237	356
*	IDT Corp. Class B	14,078	354
*	Anterix Inc.	7,890	324
[1]	Charge Enterprises Inc.	66,536	317
*,1	fuboTV Inc.	124,645	308
*	US Cellular Corp.	9,905	287
*	Aviat Networks Inc.	8,225	206
*	DZS Inc.	12,668	206
*,1	AST SpaceMobile Inc.	29,131	183

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Comtech Telecommunications Corp.	19,010	172
*	Ooma Inc.	14,333	170
*	Ribbon Communications Inc.	46,419	141
*	Hemisphere Media Group Inc. Class A	16,938	129
*	KVH Industries Inc.	13,892	121
*	Inseego Corp.	62,650	118
*	Cambium Networks Corp.	7,849	115
*	Akoustis Technologies Inc.	30,759	114
*	Kaltura Inc.	57,548	114
*	Lantronix Inc.	18,653	100
	Bel Fuse Inc. Class B	5,951	93
*	Genasys Inc.	27,518	89
*	CalAmp Corp.	20,762	87
*	Casa Systems Inc.	21,249	83
*	Airgain Inc.	10,184	83
	Spok Holdings Inc.	12,210	77
	PCTEL Inc.	16,184	66
*	Powerfleet Inc.	23,451	51
	Network-1 Technologies Inc.	15,271	37
*	Franklin Wireless Corp.	11,013	36
*	Airspan Networks Holdings Inc.	11,905	36
	Bel Fuse Inc. Class A	1,376	30
*	Applied Optoelectronics Inc.	17,785	27
*	Vislink Technologies Inc.	33,062	20
			674,803
Utilities (3.4%)
	NextEra Energy Inc.	1,340,365	103,825
	Duke Energy Corp.	521,241	55,882
	Southern Co.	723,023	51,559
	Dominion Energy Inc.	549,321	43,841
	Waste Management Inc.	282,947	43,285
	American Electric Power Co. Inc.	349,524	33,533
	Sempra Energy (XNYS)	214,498	32,233
	Exelon Corp.	669,190	30,328
	Xcel Energy Inc.	371,369	26,278
	Consolidated Edison Inc.	241,130	22,931
	Waste Connections Inc. (XTSE)	175,641	21,772
	WEC Energy Group Inc.	215,497	21,688
	Public Service Enterprise Group Inc.	340,926	21,574
	Eversource Energy	236,929	20,013
	American Water Works Co. Inc.	123,926	18,436
	Republic Services Inc. Class A	139,799	18,295
	Edison International	261,209	16,519
	Ameren Corp.	176,572	15,955
	Entergy Corp.	138,346	15,583
*	PG&E Corp.	1,434,526	14,317
	FirstEnergy Corp.	371,417	14,259
	DTE Energy Co.	112,201	14,221
	PPL Corp.	504,754	13,694
	CMS Energy Corp.	199,373	13,458
		Shares	Market Value• ($000)
	Constellation Energy Corp.	221,880	12,705
	CenterPoint Energy Inc.	424,522	12,557
	Atmos Energy Corp.	93,653	10,499
	Evergy Inc.	157,551	10,280
	Alliant Energy Corp.	175,103	10,263
	AES Corp.	458,479	9,633
	NiSource Inc.	279,354	8,238
	Essential Utilities Inc.	160,531	7,360
	Vistra Corp.	292,433	6,682
	NRG Energy Inc.	160,212	6,115
	Pinnacle West Capital Corp.	77,897	5,696
	UGI Corp.	144,449	5,577
	OGE Energy Corp.	136,135	5,249
	National Fuel Gas Co.	62,648	4,138
	Southwest Gas Holdings Inc.	43,628	3,799
	IDACORP Inc.	33,952	3,596
	Black Hills Corp.	43,868	3,192
*	Sunrun Inc.	135,104	3,156
*	Clean Harbors Inc.	34,778	3,049
	ONE Gas Inc.	37,385	3,035
	Portland General Electric Co.	61,073	2,952
	Hawaiian Electric Industries Inc.	71,026	2,905
	New Jersey Resources Corp.	64,934	2,892
	PNM Resources Inc.	59,857	2,860
	South Jersey Industries Inc.	82,342	2,811
*	Stericycle Inc.	62,201	2,728
*	Evoqua Water Technologies Corp.	81,246	2,641
	Spire Inc.	32,942	2,450
*	Casella Waste Systems Inc. Class A	33,449	2,431
	Ormat Technologies Inc. (XNYS)	30,742	2,409
	Avangrid Inc.	51,999	2,398
	California Water Service Group	40,839	2,269
	ALLETE Inc.	37,920	2,229
	NorthWestern Corp.	36,837	2,171
	Avista Corp.	47,985	2,088
	American States Water Co.	24,309	1,981
	MGE Energy Inc.	23,798	1,852
	Chesapeake Utilities Corp.	11,805	1,529
	Clearway Energy Inc. Class C	42,840	1,493
*	Sunnova Energy International Inc.	67,305	1,240
	Northwest Natural Holding Co.	22,585	1,199
	Clearway Energy Inc. Class A	37,095	1,186
	SJW Group	18,213	1,137
	Middlesex Water Co.	11,427	1,002
*	Archaea Energy Inc. Class A	52,592	817
	Unitil Corp.	11,369	668
	York Water Co.	10,461	423
*	Harsco Corp.	56,173	399
*,1	Vertex Energy Inc.	34,506	363

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Heritage-Crystal Clean Inc.	12,668	342
	Aris Water Solution Inc. Class A	15,958	266
	Artesian Resources Corp. Class A	4,717	232
*	Excelerate Energy Inc. Class A	10,634	212
*	Pure Cycle Corp.	15,027	158
	Genie Energy Ltd. Class B	14,713	135
*,1	NuScale Power Corp.	12,902	129
	Global Water Resources Inc.	8,514	112
	RGC Resources Inc.	5,695	109
*	Advanced Emissions Solutions Inc.	16,504	77
*	Altus Power Inc.	12,200	77
	Via Renewables Inc. Class A	9,665	74
*	Quest Resource Holding Corp.	15,848	65
*	Perma-Fix Environmental Services Inc.	9,152	48
*	Charah Solutions Inc.	11,840	44
*	Sharps Compliance Corp.	13,484	39
*	Cadiz Inc.	16,180	38
*	Stronghold Digital Mining Inc. Class A	6,459	11
			873,989
Total Common Stocks (Cost $11,692,996)			25,527,176
Preferred Stocks (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49	165	4
		Shares	Market Value• ($000)
[4]	Meta Material Inc. Preference Shares 0.000%	96,774	149
Total Preferred Stocks (Cost $39)			153
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5,6]	Vanguard Market Liquidity Fund, 1.417% (Cost $100,040)	1,000,845	100,055
Total Investments (100.1%) (Cost $11,793,075)			25,627,384
Other Assets and Liabilities—Net (-0.1%)			(28,136)
Net Assets (100%)			25,599,248
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,986,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $53,595,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	15	1,281	(70)
E-mini S&P 500 Index	September 2022	321	60,821	(267)
E-mini S&P Mid-Cap 400 Index	September 2022	30	6,804	(394)
				(731)

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,693,035)	25,527,329
Affiliated Issuers (Cost $100,040)	100,055
Total Investments in Securities	25,627,384
Investment in Vanguard	999
Cash Collateral Pledged—Futures Contracts	5,428
Receivables for Investment Securities Sold	35,494
Receivables for Accrued Income	21,172
Receivables for Capital Shares Issued	19,892
Total Assets	25,710,369
Liabilities
Due to Custodian	5,616
Payables for Investment Securities Purchased	133
Collateral for Securities on Loan	53,595
Payables for Capital Shares Redeemed	50,737
Payables to Vanguard	215
Variation Margin Payable—Futures Contracts	825
Total Liabilities	111,121
Net Assets	25,599,248
1 Includes $47,986 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	9,147,717
Total Distributable Earnings (Loss)	16,451,531
Net Assets	25,599,248

Institutional Shares—Net Assets
Applicable to 12,071,959 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	806,234
Net Asset Value Per Share—Institutional Shares	$66.79

Institutional Plus Shares—Net Assets
Applicable to 371,331,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,793,014
Net Asset Value Per Share—Institutional Plus Shares	$66.77

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	201,181
Interest[2]	212
Securities Lending—Net	1,769
Total Income	203,162
Expenses
The Vanguard Group—Note B
Investment Advisory Services	732
Management and Administrative—Institutional Shares	71
Management and Administrative—Institutional Plus Shares	1,481
Marketing and Distribution—Institutional Shares	17
Marketing and Distribution—Institutional Plus Shares	468
Custodian Fees	115
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	32
Trustees’ Fees and Expenses	7
Other Expenses	9
Total Expenses	2,934
Expenses Paid Indirectly	(1)
Net Expenses	2,933
Net Investment Income	200,229
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,674,519
Futures Contracts	(32,734)
Realized Net Gain (Loss)	2,641,785
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,806,853)
Futures Contracts	(3,394)
Change in Unrealized Appreciation (Depreciation)	(9,810,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,968,233)
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $212,000, ($44,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,367,289,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	200,229	460,576
Realized Net Gain (Loss)	2,641,785	2,914,277
Change in Unrealized Appreciation (Depreciation)	(9,810,247)	4,660,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,968,233)	8,035,240
Distributions
Institutional Shares	(33,767)	(39,540)
Institutional Plus Shares	(1,086,315)	(1,839,169)
Total Distributions	(1,120,082)	(1,878,709)
Capital Share Transactions
Institutional Shares	281,876	(52,436)
Institutional Plus Shares	(2,451,271)	(3,016,553)
Net Increase (Decrease) from Capital Share Transactions	(2,169,395)	(3,068,989)
Total Increase (Decrease)	(10,257,710)	3,087,542
Net Assets
Beginning of Period	35,856,958	32,769,416
End of Period	25,599,248	35,856,958

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.21	$73.97	$68.66	$54.09	$59.47	$50.34
Investment Operations
Net Investment Income[1]	.526	1.086	1.171	1.182	1.178	1.013
Net Realized and Unrealized Gain (Loss) on Investments	(18.914)	17.890	12.690	15.381	(4.186)	9.542
Total from Investment Operations	(18.388)	18.976	13.861	16.563	(3.008)	10.555
Distributions
Dividends from Net Investment Income	(.539)	(1.100)	(1.325)	(1.245)	(1.185)	(1.025)
Distributions from Realized Capital Gains	(2.493)	(3.636)	(2.541)	(.748)	(1.187)	(.400)
Distributions from Return of Capital	—	—	(4.685)	—	—	—
Total Distributions	(3.032)	(4.736)	(8.551)	(1.993)	(2.372)	(1.425)
Net Asset Value, End of Period	$66.79	$88.21	$73.97	$68.66	$54.09	$59.47
Total Return	-21.36%	25.75%	20.99%	30.86%	-5.15%	21.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$806	$757	$682	$722	$494	$692
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.30%	1.72%	1.87%	1.94%	1.85%
Portfolio Turnover Rate[3]	5%	5%	11%	5%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.19	$73.96	$68.66	$54.09	$59.47	$50.35
Investment Operations
Net Investment Income[1]	.532	1.095	1.143	1.182	1.191	1.028
Net Realized and Unrealized Gain (Loss) on Investments	(18.919)	17.877	12.715	15.387	(4.193)	9.528
Total from Investment Operations	(18.387)	18.972	13.858	16.569	(3.002)	10.556
Distributions
Dividends from Net Investment Income	(.541)	(1.108)	(1.326)	(1.251)	(1.191)	(1.036)
Distributions from Realized Capital Gains	(2.492)	(3.634)	(2.543)	(.748)	(1.187)	(.400)
Distributions from Return of Capital	—	—	(4.689)	—	—	—
Total Distributions	(3.033)	(4.742)	(8.558)	(1.999)	(2.378)	(1.436)
Net Asset Value, End of Period	$66.77	$88.19	$73.96	$68.66	$54.09	$59.47
Total Return	-21.37%	25.75%	20.99%	30.88%	-5.14%	21.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,793	$35,100	$32,088	$40,637	$33,250	$42,862
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.31%	1.69%	1.88%	1.95%	1.87%
Portfolio Turnover Rate[3]	5%	5%	11%	5%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $999,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,526,965	9	202	25,527,176
Preferred Stocks	153	—	—	153
Temporary Cash Investments	100,055	—	—	100,055
Total	25,627,173	9	202	25,627,384
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	731	—	—	731
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,851,936
Gross Unrealized Appreciation	15,246,102
Gross Unrealized Depreciation	(1,471,385)
Net Unrealized Appreciation (Depreciation)	13,774,717
F.	During the six months ended June 30, 2022, the fund purchased $1,725,081,000 of investment securities and sold $4,782,729,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $3,284,938,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $36,654,000 and sales were $45,975,000, resulting in net realized loss of $3,248,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	304,167	3,767	147,693	1,815
Issued in Lieu of Cash Distributions	25,637	325	26,460	301
Redeemed	(47,928)	(606)	(226,589)	(2,745)
Net Increase (Decrease)—Institutional Shares	281,876	3,486	(52,436)	(629)
Institutional Plus Shares
Issued	2,981,801	38,152	2,981,102	35,930
Issued in Lieu of Cash Distributions	1,024,474	12,993	1,742,544	19,926
Redeemed	(6,457,546)	(77,815)	(7,740,199)	(91,703)
Net Increase (Decrease)—Institutional Plus Shares	(2,451,271)	(26,670)	(3,016,553)	(35,847)
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Total Stock Market Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q8712 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.